UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07883
ICON Funds

(Exact name of registrant as specified in charter)

5299 DTC Blvd. Suite 1200 Greenwood Village,	CO 80111

(Address of principal executive offices)	(Zip code)
Erik L. Jonson 5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Name and address of agent for service)
Registrant’s telephone number, including area code: 303-790-1600
Date of fiscal year end: September 30, 2011
Date of reporting period: March 31, 2011

Item 1. Reports to Stockholders.

2011 Semiannual Report
ICON Diversified Funds
Investment Update
(Unaudited)

ICON Bond Fund
ICON Core Equity Fund
ICON Equity Income Fund
ICON Long/Short Fund
ICON Risk-Managed Equity Fund

1-800-764-0442 ï www.iconfunds.com

                                                                                                    SAR-DIV-11
                                                                                                    K18056

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442  •  www.iconfunds.com

Table of Contents

About This Report (Unaudited)	2

Schedules of Investments (Unaudited)
ICON Bond Fund	4
ICON Core Equity Fund	10
ICON Equity Income Fund	13
ICON Long/Short Fund	18
ICON Risk-Managed Equity Fund	22

Financial Statements (Unaudited)	28

Financial Highlights (Unaudited)	38

Notes to Financial Statements (Unaudited)	48

Six-Month Hypothetical Expense Example (Unaudited)	66

Other Information (Unaudited)	69

About This Report (unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2011, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

While ICON’s quantitative investment methodology primarily considers company-specific factors beyond financial data, various company factors may impact a stock’s performance, and therefore, Fund performance. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

According to ICON, value investing is an analytical, quantitative approach to investing that employs various factors, including projecting earnings growth estimates, in an effort to determine whether securities are over- or

2 About This Report

underpriced relative to ICON’s estimates of their intrinsic value. Value investing involves risks and uncertainties and does not guarantee better performance or lower costs than other investment methodologies. ICON’s value-to-price ratio is a ratio of intrinsic value, as calculated using ICON’s proprietary valuation methodology, of a broad range of domestic and international securities within ICON’s system as compared to the current market price of those securities.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

There are risks associated with selling short, including the risk that the ICON Long/Short Fund may have to cover its short position at a higher price than the short price, resulting in a loss. The ICON Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. Call options involve certain risks, such as limited gains and lack of liquidity in the underlying securities, and are not suitable for all investors. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. The ICON Bond Fund may invest up to 25% of its assets in high-yield bonds that are below investment grade. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other higher-quality bonds.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

About This Report 3

ICON Bond Fund
Schedule of Investments
March 31, 2011 (unaudited)

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds (87.1%)
$220,000	ACE INA Holdings, Inc.	8.88%	08/15/29	$286,443
1,100,000	AES Corp.	7.75%	10/15/15	1,188,000
1,000,000	Alcoa, Inc.	6.75%	07/15/18	1,107,227
950,000	Alcoa, Inc.(a)	5.72%	02/23/19	987,922
1,000,000	Alcoa, Inc.	6.75%	01/15/28	1,046,070
1,000,000	Allied Waste North America, Inc.	6.88%	06/01/17	1,090,000
2,000,000	Ally Financial, Inc.	6.88%	09/15/11	2,037,500
2,000,000	Ally Financial, Inc.(a)	6.00%	12/15/11	2,045,000
2,000,000	Ally Financial, Inc.	6.75%	12/01/14	2,100,420
1,000,000	Altria Group, Inc.(a)	7.75%	02/06/14	1,148,065
1,000,000	Ameren Energy Generating Co.(a)	7.00%	04/15/18	1,013,555
1,440,000	American Express Bank FSB(a)(b)	0.56%	06/12/17	1,371,080
1,000,000	American Express Co.	7.00%	03/19/18	1,168,725
250,000	American General Finance Corp.(a)	5.20%	12/15/11	249,375
400,000	American International Group, Inc.	5.38%	10/18/11	404,500
900,000	American International Group, Inc.(a)	4.25%	05/15/13	929,823
900,000	American International Group, Inc.	8.25%	08/15/18	1,052,585
650,000	Arizona Public Service Co.	6.38%	10/15/11	668,904
1,000,000	Associated Banc Corp.(a)	6.75%	08/15/11	1,015,217
800,000	Avnet, Inc.	6.00%	09/01/15	859,328
250,000	Bank of America Corp.	5.42%	03/15/17	255,221
1,000,000	Bank of America Corp.	6.80%	03/15/28	1,034,656
950,000	Bank of America NA(b)	0.61%	06/15/17	871,104
1,000,000	BB&T Corp.(a)	5.25%	11/01/19	1,023,020
1,000,000	Bear Stearns Cos., Inc.(b)	1.02%	10/28/14	1,003,975
950,000	Bear Stearns Cos., Inc.(b)	0.70%	11/21/16	935,976
401,000	Bill Barrett Corp.	9.88%	07/15/16	451,125
1,000,000	Boston Scientific Corp.	4.50%	01/15/15	1,031,386
950,000	Citigroup, Inc.	6.00%	08/15/17	1,032,081
1,000,000	Citigroup, Inc.	6.13%	05/15/18	1,090,711
400,000	Comcast Cable Communications LLC	8.88%	05/01/17	500,486
500,000	Comcast Cable Holdings LLC	9.80%	02/01/12	537,642
1,000,000	Commercial Metals Co.(a)	7.35%	08/15/18	1,042,518
1,000,000	Computer Sciences Corp.	6.50%	03/15/18	1,086,601
1,000,000	Constellation Energy Group, Inc.	4.55%	06/15/15	1,039,358

4 Schedule of Investments

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$900,000	Cooper Tire & Rubber Co.(a)	7.63%	03/15/27	$873,000
1,000,000	Coventry Health Care, Inc.	5.88%	01/15/12	1,033,309
1,000,000	Coventry Health Care, Inc.	6.13%	01/15/15	1,056,417
114,000	Cox Communications, Inc.	7.63%	06/15/25	136,887
1,100,000	CSX Corp.	7.38%	02/01/19	1,329,421
450,000	Dean Foods Co.	6.90%	10/15/17	417,375
950,000	Delphi Financial Group, Inc.	7.88%	01/31/20	1,043,159
1,000,000	Delta Air Lines, Inc., Series 2001, Class 1B	7.71%	03/18/13	1,017,500
500,000	Denbury Resources, Inc.	9.75%	03/01/16	563,750
31,000	Dillard’s, Inc.	9.13%	08/01/11	31,465
210,000	Dillard’s, Inc.	7.85%	10/01/12	221,550
607,000	Dole Food Co., Inc.	8.75%	07/15/13	655,560
1,000,000	Dow Chemical Co.	5.70%	05/15/18	1,077,601
450,000	Exelon Generation Co. LLC	5.35%	01/15/14	483,426
750,000	Exelon Generation Co. LLC	6.20%	10/01/17	830,789
23,000	FirstEnergy Corp., Series B(a)	6.45%	11/15/11	23,689
950,000	Fiserv, Inc.	4.63%	10/01/20	931,769
201,000	Ford Motor Credit Co. LLC(a)(b)	5.56%	06/15/11	202,524
1,000,000	Ford Motor Credit Co. LLC	7.25%	10/25/11	1,029,080
1,000,000	Ford Motor Credit Co. LLC(a)(b)	3.05%	01/13/12	1,008,760
1,000,000	Ford Motor Credit Co. LLC	7.50%	08/01/12	1,066,266
1,000,000	Ford Motor Credit Co. LLC	5.63%	09/15/15	1,047,178
500,000	Freeport-McMoRan Copper & Gold, Inc.	8.25%	04/01/15	521,250
600,000	Freeport-McMoRan Copper & Gold, Inc.	8.38%	04/01/17	661,500
1,000,000	Frontier Communications Corp.(a)	8.13%	10/01/18	1,076,250
500,000	General Electric Capital Corp.(a)	4.75%	09/15/14	535,829
1,000,000	General Electric Capital Corp.(b)	0.51%	05/11/16	956,892
397,000	Genworth Financial, Inc.(a)	5.65%	06/15/12	413,140
1,000,000	Goldman Sachs Group, Inc.(b)	0.76%	03/22/16	964,150
1,000,000	Goldman Sachs Group, Inc.	5.95%	01/15/27	1,004,952
900,000	Goodyear Tire & Rubber Co.(a)	8.25%	08/15/20	963,000
1,000,000	Hartford Financial Services Group, Inc.	6.30%	03/15/18	1,073,436
1,000,000	HCP, Inc.	5.65%	12/15/13	1,083,122
1,500,000	HCP, Inc.	6.30%	09/15/16	1,652,710
500,000	HCP, Inc.	6.70%	01/30/18	554,161
1,000,000	Horace Mann Educators Corp.	6.85%	04/15/16	1,075,047
500,000	HSBC Finance Corp.(a)	4.75%	07/15/13	533,291
900,000	HSBC Finance Corp.(b)	3.83%	11/10/13	915,453
1,000,000	Humana, Inc.	7.20%	06/15/18	1,136,603
900,000	International Paper Co.	7.95%	06/15/18	1,082,767
950,000	JC Penney Corp., Inc.(a)	7.95%	04/01/17	1,061,625

Schedule of Investments 5

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$450,000	John Hancock Life Insurance Co.(c)(d)	7.38%	02/15/24	$485,794
1,000,000	JPMorgan Chase Bank NA(b)	0.64%	06/13/16	970,866
1,100,000	Kraft Foods, Inc.	6.13%	08/23/18	1,230,155
1,000,000	Lincoln National Corp.(a)	7.00%	03/15/18	1,137,952
1,000,000	Lincoln National Corp.(a)	8.75%	07/01/19	1,266,260
1,400,000	Lorillard Tobacco Co.	6.88%	05/01/20	1,514,162
500,000	Macy’s Retail Holdings, Inc.	5.90%	12/01/16	537,500
1,000,000	Masco Corp.	6.13%	10/03/16	1,025,668
450,000	Massey Energy Co.(a)	6.88%	12/15/13	459,000
1,000,000	Medco Health Solutions, Inc.(a)	4.13%	09/15/20	963,920
350,000	Merrill Lynch & Co., Inc.	5.45%	02/05/13	371,020
1,100,000	Merrill Lynch & Co., Inc.(b)	3.55%	05/05/14	1,082,070
1,500,000	Morgan Stanley(a)	4.75%	04/01/14	1,563,024
900,000	Morgan Stanley(b)	0.78%	10/15/15	864,045
950,000	Morgan Stanley	3.50%	10/15/20	925,531
1,000,000	National City Bank(b)	0.68%	06/07/17	942,604
1,000,000	National City Corp.(a)	6.88%	05/15/19	1,141,597
1,000,000	Newell Rubbermaid, Inc.(a)	4.70%	08/15/20	986,909
500,000	Newfield Exploration Co.(a)	7.13%	05/15/18	537,500
122,000	NLV Financial Corp.(c)(d)	6.50%	03/15/35	94,478
500,000	NRG Energy, Inc.	7.38%	02/01/16	517,500
1,000,000	NRG Energy, Inc.	7.38%	01/15/17	1,042,500
1,000,000	PNC Funding Corp.(a)(b)	0.50%	01/31/14	992,319
750,000	PPL Energy Supply LLC(a)	6.50%	05/01/18	837,373
180,000	Provident Cos., Inc.	7.00%	07/15/18	199,129
1,000,000	Reynolds American, Inc.	7.25%	06/01/12	1,066,913
900,000	Reynolds American, Inc.	7.25%	06/01/13	1,006,711
800,000	Rohm and Haas Co.(a)	5.60%	03/15/13	859,783
1,000,000	Rohm and Haas Co.	6.00%	09/15/17	1,104,015
1,000,000	Rowan Cos., Inc.	7.88%	08/01/19	1,186,176
500,000	RR Donnelley & Sons Co.	4.95%	04/01/14	518,506
1,350,000	RR Donnelley & Sons Co.(a)	6.13%	01/15/17	1,403,287
600,000	Ryder System, Inc.(a)	5.00%	04/01/11	600,000
500,000	Ryder System, Inc.	5.85%	03/01/14	550,214
750,000	SLM Corp.	5.13%	08/27/12	774,027
1,000,000	SLM Corp.	5.38%	01/15/13	1,040,152
950,000	Southern Copper Corp.(a)	5.38%	04/16/20	965,675
1,000,000	State Street Bank & Trust Co.(b)	0.51%	12/08/15	970,006
1,000,000	Suntrust Banks, Inc.(b)	0.60%	04/01/15	954,664
1,000,000	Suntrust Banks, Inc.(a)	6.00%	09/11/17	1,100,877
500,000	Tennessee Gas Pipeline Co.	7.00%	10/15/28	555,603

6 Schedule of Investments

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$500,000	Tesoro Corp.(a)	6.63%	11/01/15	$515,000
1,000,000	Torchmark Corp.(a)	6.38%	06/15/16	1,066,645
1,800,000	Toys R Us, Inc.	7.38%	10/15/18	1,804,500
1,000,000	UIL Holdings Corp.	4.63%	10/01/20	950,879
1,000,000	United States Steel Corp.	6.05%	06/01/17	1,031,250
1,660,000	Valero Energy Corp.	6.13%	06/15/17	1,835,479
500,000	Wachovia Corp.(a)	5.25%	08/01/14	534,736
1,950,000	Wachovia Corp.	5.75%	02/01/18	2,148,210
900,000	Wells Fargo Bank NA(b)	0.52%	05/16/16	858,505
1,000,000	Whirlpool Corp.	7.75%	07/15/16	1,170,314
1,000,000	Whiting Petroleum Corp.	7.00%	02/01/14	1,065,000
1,000,000	Willis North America, Inc.(a)	6.20%	03/28/17	1,065,742

Total Corporate Bonds (Cost $111,853,974)				118,442,997
U.S. Treasury Obligations (6.2%)
3,000,000	U.S. Treasury Note	2.38%	07/31/17	2,940,000
1,000,000	U.S. Treasury Note	1.88%	08/31/17	948,203
4,000,000	U.S. Treasury Note	3.63%	02/15/20	4,108,752
500,000	U.S. Treasury Note	2.63%	11/15/20	466,562

Total U.S. Treasury Obligations (Cost $8,575,317)				8,463,517
Foreign Corporate Bonds (3.3%)
900,000	AngloGold Ashanti Holdings PLC	5.38%	04/15/20	912,901
500,000	BP Capital Markets PLC(a)	1.55%	08/11/11	501,787
1,000,000	Gold Fields Orogen Holding BVI, Ltd.(d)	4.88%	10/07/20	958,492
1,900,000	UBS AG	5.88%	12/20/17	2,074,718

Total Foreign Corporate Bonds (Cost $4,364,724)				4,447,898
Foreign Government Bond (0.4%)
500,000	Republic of South Africa, YD	6.50%	06/02/14	558,750

Total Foreign Government Bonds (Cost $510,024)				558,750
Collateral for Securities on Loan (13.4%)
18,158,433	State Street Navigator Prime Portfolio			18,158,433

Total Collateral for Securities on Loan (Cost $18,158,433)				18,158,433

Schedule of Investments 7

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Short-Term Investment (2.4%)
$3,330,686	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/11			$3,330,686

Total Short-Term Investments (Cost $3,330,686)				3,330,686
Total Investments 112.8% (Cost $146,793,158)				153,402,281
Liabilities Less Other Assets (12.8)%				(17,435,490)

Net Assets 100.0%				$135,966,791

The accompanying notes are an integral part of the financial statements.

(a)	All or a portion of the security was on loan as of March 31, 2011.

(b)	Floating Rate Security. Rate disclosed is as of March 31, 2011.

(c)	These securities are considered to be illiquid. The aggregate value of these securities at March 31, 2011 was $580,272, which represent 0.4% of the Fund’s Net Assets.

(d)	Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale.

YD	Yankee Dollar Bond

8 Schedule of Investments

ICON Bond Fund
Credit Diversification
March 31, 2011 (Unaudited)

A1	2.9%
A2	4.9%
A3	9.5%
Aa2	1.8%
Aa3	4.2%
B1	8.0%
B2	1.2%
B3	2.2%
Ba1	6.1%
Ba2	6.0%
Ba3	0.8%
Baa1	8.1%
Baa2	10.8%
Baa3	23.9%

90.4%

Percentages are based upon corporate and foreign corporate bond investments as a percentage of net assets.

Ratings based on Moody’s Investors Service, Inc.

Schedule of Investments 9

ICON Core Equity Fund
Schedule of Investments
March 31, 2011 (unaudited)

Shares or Principal Amount		Value

Common Stocks (99.8%)
22,100	Accenture PLC, Class A	$1,214,837
53,800	Alpha Natural Resources, Inc.†(a)	3,194,106
7,900	Apple, Inc.†	2,752,755
34,900	Archer-Daniels-Midland Co.	1,256,749
55,100	Bed Bath & Beyond, Inc.†	2,659,677
29,000	CACI International, Inc., Class A†(a)	1,778,280
15,800	Cash America International, Inc.(a)	727,590
31,000	Caterpillar, Inc.	3,451,850
27,100	Chevron Corp.	2,911,353
13,500	Cliffs Natural Resources, Inc.	1,326,780
114,700	Comcast Corp., Class A	2,835,384
28,500	ConocoPhillips	2,276,010
31,800	Cooper Industries PLC	2,063,820
98,400	Corning, Inc.	2,029,992
20,600	CSX Corp.	1,619,160
18,400	Dover Corp.	1,209,616
21,600	Eaton Corp.	1,197,504
48,100	Emerson Electric Co.	2,810,483
33,200	Exxon Mobil Corp.	2,793,116
38,700	Ezcorp, Inc., Class A†	1,214,793
15,400	General Dynamics Corp.	1,179,024
126,400	General Electric Co.	2,534,320
2,700	Google, Inc., Class A†	1,582,767
44,300	Hewlett-Packard Co.	1,814,971
10,400	Honeywell International, Inc.	620,984
31,000	Illinois Tool Works, Inc.	1,665,320
12,500	International Business Machines Corp.	2,038,375
47,900	Kirby Corp.†(a)	2,744,191
35,700	Monsanto Co.	2,579,682
40,200	Nike, Inc., Class B	3,043,140
26,400	Nucor Corp.(a)	1,214,928
22,700	Omnicom Group, Inc.	1,113,662
6,300	Parker Hannifin Corp.	596,484
29,200	Praxair, Inc.	2,966,720
28,600	Research In Motion, Ltd.†	1,617,902
16,800	Ross Stores, Inc.	1,194,816
40,700	RPM International, Inc.	965,811
22,900	Siemens AG, ADR	3,145,086
137,900	Steel Dynamics, Inc.	2,588,383
37,300	Time Warner Cable, Inc.	2,660,982
48,600	TJX Cos., Inc.	2,416,878
22,100	Tupperware Brands Corp.	1,319,591
50,700	Tyco International, Ltd.	2,269,839
46,000	U.S. Bancorp	1,215,780
14,500	Union Pacific Corp.	1,425,785
50,900	Valero Energy Corp.	1,517,838
30,200	Viacom, Inc., Class B	1,404,904
30,100	Walt Disney Co.	1,297,009

10 Schedule of Investments

Shares or Principal Amount		Value

9,300	Walter Energy, Inc.	$1,259,499
73,800	Wells Fargo & Co.	2,339,460
18,500	Wolverine World Wide, Inc.(a)	689,680
7,700	WW Grainger, Inc.	1,060,136

Total Common Stocks (Cost $78,935,492)		97,407,802

Collateral for Securities on Loan (8.6%)
8,345,135	State Street Navigator Prime Portfolio	8,345,135

Total Collateral for Securities on Loan (Cost $8,345,135)		8,345,135

Short-Term Investments (0.2%)
$226,978	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/11	226,978

Total Short-Term Investments (Cost $226,978)		226,978
Total Investments 108.6% (Cost $87,507,605)		105,979,915
Liabilities Less Other Assets (8.6)%		(8,401,379)

Net Assets 100.0%		$97,578,536

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2011.

ADR	American Depositary Receipt

Schedule of Investments 11

ICON Core Equity Fund
Sector Composition
March 31, 2011 (Unaudited)

Industrials	30.3%
Consumer Discretionary	21.2%
Information Technology	15.2%
Materials	13.2%
Energy	13.0%
Financial	5.6%
Consumer Staples	1.3%

99.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Core Equity Fund
Industry Composition
March 31, 2011 (Unaudited)

Integrated Oil & Gas	8.2%
Industrial Conglomerates	8.1%
Cable & Satellite	5.6%
Steel	5.3%
IT Consulting & Other Services	5.2%
Electrical Components & Equipment	5.0%
Industrial Machinery	4.8%
Computer Hardware	4.7%
Footwear	3.8%
Apparel Retail	3.7%
Diversified Banks	3.6%
Construction & Farm Machinery & Heavy Trucks	3.5%
Coal & Consumable Fuels	3.3%
Railroads	3.1%
Industrial Gases	3.0%
Marine	2.8%
Movies & Entertainment	2.8%
Homefurnishing Retail	2.7%
Fertilizers & Agricultural Chemicals	2.6%
Electronic Components	2.1%
Consumer Finance	2.0%
Aerospace & Defense	1.8%
Communications Equipment	1.7%
Internet Software & Services	1.6%
Oil & Gas Refining & Marketing	1.6%
Housewares & Specialties	1.4%
Diversified Metals & Mining	1.3%
Agricultural Products	1.3%
Advertising	1.1%
Trading Companies & Distributors	1.1%
Specialty Chemicals	1.0%

99.8%

Percentages are based upon common stocks as a percentage of net assets.

12 Schedule of Investments

ICON Equity Income Fund
Schedule of Investments
March 31, 2011 (unaudited)

Shares or Principal Amount		Value

Common Stocks (79.4%)
8,500	3M Co.(a)	$794,750
97,700	Advance America Cash Advance Centers, Inc.(a)	517,810
14,600	Aflac, Inc.	770,588
5,300	Air Products & Chemicals, Inc.	477,954
11,400	Alliance Resource Partners L.P.	928,302
45,000	Annaly Capital Management, Inc., REIT	785,250
54,000	Anworth Mortgage Asset Corp., REIT	382,860
79,900	Apollo Investment Corp.(a)	963,594
11,000	Arch Coal, Inc.(a)	396,440
12,700	Automatic Data Processing, Inc.(a)	651,637
7,000	Bank of Montreal	454,860
11,800	BCE, Inc.	428,812
22,600	Bristol-Myers Squibb Co.	597,318
4,100	Capital One Financial Corp.	213,036
12,900	Cardinal Health, Inc.	530,577
7,300	Caterpillar, Inc.(a)	812,855
11,600	Chevron Corp.	1,246,188
14,500	Comcast Corp., Class A	358,440
27,900	Commercial Metals Co.(a)	481,833
13,000	ConocoPhillips	1,038,180
7,100	Darden Restaurants, Inc.(a)	348,823
8,400	Diebold, Inc.(a)	297,864
8,800	Dominion Resources, Inc. of Virginia(a)	393,360
10,300	DST Systems, Inc.	544,046
10,700	E.I. du Pont de Nemours & Co.	588,179
5,500	Eastman Chemical Co.	546,260
8,000	Eaton Corp.	443,520
12,400	Exxon Mobil Corp.	1,043,212
12,200	Federated Investors, Inc., Class B(a)	326,350
8,200	FirstEnergy Corp.	304,138
6,600	General Dynamics Corp.	505,296
66,600	General Electric Co.	1,335,330
10,900	Genuine Parts Co.(a)	584,676
43,100	H&R Block, Inc.(a)	721,494
9,700	Home Depot, Inc.(a)	359,482
8,700	Hubbell, Inc., Class B	617,961
1,116	Huntington Ingalls Industries, Inc.†	46,314
21,800	Intel Corp.	439,706
4,900	International Business Machines Corp.	799,043
19,400	JPMorgan Chase & Co.	894,340
6,200	Kellogg Co.	334,676
6,400	Kimberly-Clark Corp.(a)	417,728
16,700	Kraft Foods, Inc., Class A(a)	523,712
19,300	Lincare Holdings, Inc.(a)	572,438
10,800	Linear Technology Corp.	363,204
8,800	Lockheed Martin Corp.	707,520
21,300	Manulife Financial Corp.(a)	376,797
17,600	Maxim Integrated Products, Inc.	450,560
8,200	Meredith Corp.(a)	278,144
70,700	MFA Financial, Inc., REIT(a)	579,740
10,200	Microchip Technology, Inc.(a)	387,702
6,700	Northrop Grumman Corp.	420,157
12,500	Nucor Corp.(a)	575,250

Schedule of Investments 13

Shares or Principal Amount		Value

7,600	Omnicare, Inc.(a)	$227,924
37,700	Pfizer, Inc.	765,687
7,300	Philip Morris International, Inc.	479,099
23,500	Pitney Bowes, Inc.(a)	603,715
17,800	Portland General Electric Co.(a)	423,106
24,500	Redwood Trust, Inc., REIT(a)	380,975
13,900	Repsol YPF S.A., ADR	478,855
19,000	Reynolds American, Inc.(a)	675,070
5,900	Royal Dutch Shell PLC, ADR	429,874
11,700	RPM International, Inc.	277,641
6,400	SCANA Corp.(a)	251,968
9,200	Sonoco Products Co.(a)	333,316
22,900	Sun Life Financial, Inc.	719,747
15,600	TECO Energy, Inc.(a)	292,656
9,300	Thomson Reuters Corp.	364,932
8,800	Time Warner Cable, Inc.(a)	627,792
12,500	TransCanada Corp.(a)	506,625
7,300	Tupperware Brands Corp.	435,883
47,900	United Online, Inc.(a)	302,009
6,300	United Parcel Service, Inc., Class B	468,216
5,600	United Technologies Corp.	474,040
10,000	Verizon Communications, Inc.	385,400
5,000	Viacom, Inc., Class B	232,600
8,100	Watsco, Inc.	564,651
6,900	WGL Holdings, Inc.	269,100
11,400	Willis Group Holdings PLC(a)	460,104
36,100	World Wrestling Entertainment, Inc.(a)	453,777

Total Common Stocks (Cost $34,953,977)		41,843,068

Preferred Stocks (3.9%)
31,300	Capital One Capital II	797,524
28,800	Comcast Corp., Series B	736,992
20,400	Viacom, Inc.	530,196

Total Preferred Stocks (Cost $2,074,053)		2,064,712

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds (8.5%)
$400,000	Aetna, Inc.(a)	6.63%	06/15/36	$442,006
240,000	Archer-Daniels-Midland Co.	6.63%	05/01/29	279,439
600,000	Bank of America Corp.	5.42%	03/15/17	612,530
400,000	Cardinal Health, Inc.	4.63%	12/15/20	397,844
350,000	Commercial Metals Co.	7.35%	08/15/18	364,881
350,000	Computer Sciences Corp.	6.50%	03/15/18	380,310
300,000	Delphi Financial Group, Inc.	7.88%	01/31/20	329,419
500,000	Goldman Sachs Group, Inc.	5.38%	03/15/20	507,667
400,000	Hartford Financial Services Group, Inc.	6.00%	01/15/19	420,456
400,000	UnitedHealth Group, Inc.(a)	3.88%	10/15/20	380,798
350,000	Valero Energy Corp.	6.13%	02/01/20	378,550

Total Corporate Bonds (Cost $4,463,454)				4,493,900

14 Schedule of Investments

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Convertible Corporate Bonds (0.6%)
$350,000	Central European Distribution Corp.	3.00%	03/15/13	$304,063

Total Convertible Corporate Bonds (Cost $315,169)				304,063

U.S. Government Bonds (2.5%)
800,000	Federal Home Loan Bank	5.50%	07/15/36	865,943
350,000	Federal Home Loan Mortgage Corp.	6.75%	03/15/31	446,077

Total U.S. Government Bonds (Cost $1,378,630)				1,312,020

U.S. Treasury Obligation (1.0%)
500,000	U.S. Treasury Bond	4.50%	02/15/36	504,844

Total U.S. Treasury Obligations (Cost $500,312)				504,844

Convertible Preferred Stock (0.8%)
8,900	Omnicare Capital Trust II, Series B†	4.00%	06/15/33	400,500

Total Convertible Preferred Stocks (Cost $389,636)				400,500

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value

Call Options Purchased (0.4%)
Aetna, Inc., January 2012, $35.00	115	$57,213
Apple, Inc., January 2012, $320.00	7	44,975
Bank Of America Corp., January 2012, $17.50	343	12,176
Computer Sciences Corp., January 2012, $60.00	58	6,960
Delphi Financial Group, Inc., April 2011, $30.00	100	9,500
Goldman Sachs Group, Inc., January 2012, $185.00	27	12,285
Hewlett-Packard Co., January 2012, $50.00	50	4,975
UnitedHealth Group, Inc., January 2012, $40.00	100	75,250

Total Call Options Purchased (Cost $231,524)		223,334

Put Option Purchased (0.0%)
S&P 500 Index, April 2011, $1,300.00	20	15,200

Total Put Options Purchased (Cost $68,260)		15,200

Schedule of Investments 15

Shares or Principal Amount		Value

Collateral for Securities on Loan (28.7%)
15,123,921	State Street Navigator Prime Portfolio	$15,123,921

Total Collateral for Securities on Loan (Cost $15,123,921)		15,123,921

Short-Term Investment (1.6%)
$827,492	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/11	827,492

Total Short-Term Investments (Cost $827,492)		827,492
Total Investments 127.4% (Cost $60,326,428)		67,113,054
Liabilities Less Other Assets (27.4)%		(14,439,777)

Net Assets 100.0%		$52,673,277

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	All options have 100 shares per contract.

(a)	All or a portion of the security was on loan as of March 31, 2011.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

16 Schedule of Investments

ICON Equity Income Fund
Sector Composition
March 31, 2011 (Unaudited)

Financial	16.4%
Industrials	14.8%
Energy	11.5%
Consumer Discretionary	11.5%
Information Technology	8.0%
Materials	6.2%
Health Care	5.9%
Telecommunication & Utilities	5.2%
Consumer Staples	4.6%

84.1%

Percentages are based upon common, preferred and convertible preferred stocks as a percentage of net assets.

ICON Equity Income Fund
Industry Composition
March 31, 2011 (Unaudited)

Integrated Oil & Gas	8.0%
Aerospace & Defense	4.1%
Industrial Conglomerates	4.0%
Mortgage REIT’s	4.0%
Life & Health Insurance	3.5%
Cable & Satellite	3.3%
Semiconductors	3.1%
Consumer Finance	2.9%
Pharmaceuticals	2.6%
Coal & Consumable Fuels	2.5%
Asset Management & Custody Banks	2.5%
Movies & Entertainment	2.3%
Health Care Services	2.3%
Data Processing & Outsourced Services	2.3%
Tobacco	2.2%
Diversified Chemicals	2.2%
Steel	2.0%
Multi-Utilities	1.8%
Other Diversified Financial Services	1.7%
Packaged Foods & Meats	1.6%
Integrated Telecommunication Services	1.5%
Construction & Farm Machinery & Heavy Trucks	1.5%
IT Consulting & Other Services	1.5%
Electric Utilities	1.4%
Specialized Consumer Services	1.4%
Publishing	1.2%
Electrical Components & Equipment	1.2%
Office Services & Supplies	1.1%
Distributors	1.1%
Trading Companies & Distributors	1.1%
Health Care Distributors	1.0%
Oil & Gas Storage & Transportation	1.0%
Other Industries (each less than 1%)	10.2%

84.1%

Percentages are based upon common, preferred and convertible preferred stocks as a percentage of net assets.

Schedule of Investments 17

ICON Long/Short Fund
Schedule of Investments
March 31, 2011 (unaudited)

Shares or Principal Amount		Value

Common Stocks (100.2%)
9,500	Accenture PLC, Class Ax	$522,215
7,300	Alpha Natural Resources, Inc.†(a)	433,401
1,700	Apple, Inc.†	592,365
7,100	Archer-Daniels-Midland Co.	255,671
4,400	Automatic Data Processing, Inc.[x]	225,764
10,300	Bed Bath & Beyond, Inc.†	497,181
6,400	CACI International, Inc., Class A†(a)	392,448
4,700	Capital One Financial Corp.[x]	244,212
4,700	Caterpillar, Inc.[x]	523,345
3,200	Chevron Corp.[x]	343,776
2,700	Cliffs Natural Resources, Inc.(a)	265,356
21,500	Comcast Corp., Class Ax	531,480
1,300	Computer Sciences Corp.(a)	63,349
3,500	Cooper Industries PLC	227,150
22,900	Corning, Inc.	472,427
1,300	Covidien PLC[x]	67,522
6,200	CSX Corp.(a)	487,320
10,500	Danaher Corp.[x]	544,950
1,300	Deere & Co.(a)	125,957
12,800	Delphi Financial Group, Inc., Class Ax	393,088
8,600	Dover Corp.	565,364
5,700	Ecolab, Inc.(a)	290,814
5,600	Emerson Electric Co.	327,208
10,000	Exxon Mobil Corp.[x]	841,300
14,300	Ezcorp, Inc., Class A†(a)	448,877
1,900	Fiserv, Inc.† x	119,168
2,500	General Dynamics Corp.	191,400
40,400	General Electric Co.[x]	810,020
4,800	Guess?, Inc.(a)	188,880
4,600	HCC Insurance Holdings, Inc.	144,026
8,900	Hewlett-Packard Co.[x]	364,633
3,600	Home Depot, Inc.(a)	133,416
433	Huntington Ingalls Industries, Inc.†	17,969
5,700	Illinois Tool Works, Inc.(a)	306,204
5,700	International Business Machines Corp.[x]	929,499
9,600	Kirby Corp.†(a)	549,984
5,100	Lowe’s Cos., Inc.	134,793
10,200	Marathon Oil Corp.[x]	543,762
1,000	Medtronic, Inc.[x]	39,350
6,300	Monsanto Co.	455,238
5,900	Nike, Inc., Class B(a)	446,630
2,400	Norfolk Southern Corp.	166,248
2,600	Northrop Grumman Corp.	163,046
4,700	Omnicom Group, Inc.	230,582
3,400	Praxair, Inc.(a)	345,440
4,500	Reliance Steel & Aluminum Co.(a)	260,010
2,000	Rio Tinto PLC, ADR	142,240
5,800	Ross Stores, Inc.	412,496
700	Stryker Corp.(a)	42,560
1,600	Thomas & Betts Corp.†	95,152
2,100	Tidewater, Inc.(a)	125,685
3,500	Time Warner Cable, Inc.[x]	249,690
9,700	TJX Cos., Inc.	482,381
3,100	Travelers Cos., Inc.[x]	184,388
4,500	Tupperware Brands Corp.	268,695

18 Schedule of Investments

Shares or Principal Amount		Value

11,800	U.S. Bancorp[x]	$311,874
11,400	Wells Fargo & Co.[x]	361,380
1,600	WW Grainger, Inc.	220,288

Total Common Stocks (Cost $16,129,250)		19,119,667

Collateral for Securities on Loan (24.4%)
4,651,870	State Street Navigator Prime Portfolio	4,651,870

Total Collateral for Securities on Loan (Cost $4,651,870)		4,651,870
Total Investments 124.6% (Cost $20,781,120)		23,771,537
Liabilities Less Other Assets (24.6)%		(4,696,257)

Net Assets 100.0%		$19,075,280

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

x	All or a portion of the security is pledged as collateral for securities sold short.

(a)	All or a portion of the security was on loan as of March 31, 2011.

ADR	American Depositary Receipt

Schedule of Investments 19

ICON Long/Short Fund
Schedule of Securities Sold Short
March 31, 2011 (unaudited)

Shares	Short Security	Value

1,500	Blue Nile, Inc.†	$80,985
1,000	Salesforce.com, Inc.†	133,580
2,000	SL Green Realty Corp., REIT	150,400
7,600	SPDR S&P 500 ETF Trust	1,007,076
3,300	Texas Industries, Inc.	149,259

Total Securities Sold Short (Proceeds $1,311,994)		$1,521,300

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

REIT	Real Estate Investment Trust

20 Schedule of Investments

ICON Long/Short Fund
Sector Composition
March 31, 2011 (Unaudited)

Industrials	27.9%
Information Technology	19.3%
Consumer Discretionary	18.8%
Energy	12.0%
Financial	10.9%
Materials	9.2%
Consumer Staples	1.3%
Health Care	0.8%

100.2%

Percentages are based upon long positions as a percentage of net assets.

ICON Long/Short Fund
Industry Composition
March 31, 2011 (Unaudited)

IT Consulting & Other Services	9.7%
Integrated Oil & Gas	9.1%
Industrial Machinery	7.4%
Apparel Retail	5.7%
Computer Hardware	5.0%
Industrial Conglomerates	4.2%
Cable & Satellite	4.1%
Consumer Finance	3.6%
Diversified Banks	3.5%
Railroads	3.4%
Electrical Components & Equipment	3.4%
Construction & Farm Machinery & Heavy Trucks	3.4%
Marine	2.9%
Steel	2.8%
Homefurnishing Retail	2.6%
Electronic Components	2.5%
Fertilizers & Agricultural Chemicals	2.4%
Footwear	2.3%
Coal & Consumable Fuels	2.3%
Data Processing & Outsourced Services	2.1%
Life & Health Insurance	2.1%
Aerospace & Defense	2.0%
Industrial Gases	1.8%
Specialty Chemicals	1.5%
Housewares & Specialties	1.4%
Home Improvement Retail	1.4%
Agricultural Products	1.3%
Advertising	1.2%
Trading Companies & Distributors	1.2%
Property & Casualty Insurance	1.0%
Others Industries (each less than 1%)	2.9%

100.2%

Percentages are based upon long positions as a percentage of net assets.

Schedule of Investments 21

ICON Risk-Managed Equity Fund
Schedule of Investments
March 31, 2011 (unaudited)

Shares or Principal Amount		Value

Common Stocks (106.0%)
5,800	3M Co.[x]	$542,300
5,800	Accenture PLC, Class Ax	318,826
6,000	AGL Resources, Inc.[x]	239,040
2,500	Alliance Resource Partners L.P.	203,575
8,100	Altria Group, Inc.[x]	210,843
4,400	American Financial Group, Inc.	154,088
1,800	Ameriprise Financial, Inc.[x]	109,944
5,100	Amerisource-Bergen Corp.[x]	201,756
3,300	Apple, Inc.†,x	1,149,885
8,400	Archer-Daniels-Midland Co.[x]	302,484
4,900	Arrow Electronics, Inc.†	205,212
3,900	Assurant, Inc.	150,189
4,600	AT&T, Inc.	140,760
5,000	Automatic Data Processing, Inc.(a)	256,550
900	AutoZone, Inc.†,x	246,204
5,800	Bank of New York Mellon Corp.(a)	173,246
5,300	Barnes Group, Inc.[x]	110,664
2,300	Becton, Dickinson & Co.(a)	183,126
1,300	BHP Billiton, Ltd.(a)	124,644
8,400	Bristol-Myers Squibb Co.	222,012
1,500	Bunge, Ltd.(a)	108,495
4,600	Cardinal Health, Inc.[x]	189,198
4,700	Cash America International, Inc.(a)	216,435
4,300	Caterpillar, Inc.x(a)	478,805
1,200	CF Industries Holdings, Inc.(a)	164,148
5,800	Chevron Corp.[x]	623,094
1,400	China Petroleum & Chemical Corp., ADR	140,812
2,900	Cognizant Technology Solutions Corp., Class A†	236,060
8,000	ConocoPhillips[x]	638,880
2,100	Cooper Industries PLC(a)	136,290
3,800	CR Bard, Inc.	377,378
6,800	CSX Corp.[x]	534,480
5,500	Danaher Corp.	285,450
2,900	Darden Restaurants, Inc.[x]	142,477
1,500	Deere & Co.(a)	145,335
4,000	Delphi Financial Group, Inc., Class Ax	122,840
7,400	DIRECTV, Class A†,x	346,320
1,400	Dollar Tree, Inc.†,x	77,728
5,300	Dover Corp.	348,422
4,100	E.I. du Pont de Nemours & Co.	225,377
7,600	Eli Lilly & Co.(a)	267,292
2,200	Express Scripts, Inc.†,x	122,342
7,100	Exxon Mobil Corp.	597,323
6,100	Ezcorp, Inc., Class A†,x	191,479
3,700	FirstEnergy Corp.	137,233
3,800	Freeport-McMoRan Copper & Gold, Inc.[x]	211,090
1,700	General Dynamics Corp.	130,152
20,000	General Electric Co.[x]	401,000
2,200	Genuine Parts Co.(a)	118,008
1,900	Goldman Sachs Group, Inc.	301,093
6,000	Guess?, Inc.(a)	236,100
10,400	Hewlett-Packard Co.[x]	426,088
366	Huntington Ingalls Industries, Inc.†	15,189
11,600	ING Groep, ADR†	147,436
24,200	Intel Corp.[x]	488,114

22 Schedule of Investments

Shares or Principal Amount		Value

1,000	Intercontinental Exchange, Inc.†	$123,540
5,400	International Business Machines Corp.	880,578
3,150	JOS A. Bank Clothiers, Inc.†,x	160,272
13,100	JPMorgan Chase & Co.	603,910
2,600	Kimberly-Clark Corp.(a)	169,702
1,500	Laboratory Corp. of America Holdings†	138,195
2,900	Loews Corp.[x]	124,961
2,800	McDonald’s Corp.[x]	213,052
3,000	Medco Health Solutions, Inc.†	168,480
3,500	Monsanto Co.	252,910
2,500	Murphy Oil Corp.	183,550
4,200	NASDAQ OMX Group, Inc.†,x	108,528
2,200	Northrop Grumman Corp.	137,962
3,500	Nucor Corp.x(a)	161,070
1,400	O’Reilly Automotive, Inc.†,x	80,444
3,900	Occidental Petroleum Corp.[x]	407,511
2,100	PepsiCo, Inc.[x]	135,261
3,600	Potash Corp. of Saskatchewan, Inc.	212,148
5,800	Prudential Financial, Inc.[x]	357,164
2,400	Reliance Steel & Aluminum Co.(a)	138,672
4,400	Reynolds American, Inc.(a)	156,332
2,000	Rock-Tenn Co., Class A(a)	138,700
2,400	Ross Stores, Inc.	170,688
2,600	Siemens AG, ADR[x]	357,084
4,100	Southern Co.	156,251
5,500	Steel Dynamics, Inc.x(a)	103,235
4,000	Target Corp.[x]	200,040
6,300	Texas Instruments, Inc.	217,728
1,700	Thomas & Betts Corp.†x	101,099
5,400	Time Warner Cable, Inc.[x]	385,236
6,500	Time Warner, Inc.[x]	232,050
8,200	TJX Cos., Inc.[x]	407,786
4,800	Torchmark Corp.[x]	319,104
2,400	Travelers Cos., Inc.[x]	142,752
13,100	U.S. Bancorp[x]	346,233
4,800	Union Pacific Corp.[x]	471,984
8,000	United Technologies Corp.[x]	677,200
4,000	Vale S.A., ADR(a)	133,400
4,900	Varian Medical Systems, Inc.†,x	331,436
4,800	Verizon Communications, Inc.	184,992
5,600	Viacom, Inc., Class B	260,512
5,000	Wal-Mart Stores, Inc.	260,250
10,800	Walt Disney Co.[x]	465,372
18,600	Wells Fargo & Co.[x]	589,620
1,200	WW Grainger, Inc.[x]	165,216
5,700	Xcel Energy, Inc.	136,173

Total Common Stocks (Cost $21,476,187)		26,441,694

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value

Put Option Purchased (0.3%)
S&P 500 Index, May 2011, $1,260.00	50	$67,000

Total Put Options Purchased (Cost $80,168)		67,000

Schedule of Investments 23

Shares or Principal Amount		Value

Collateral for Securities on Loan (11.3%)
2,827,853	State Street Navigator Prime Portfolio	$2,827,853

Total Collateral for Securities on Loan (Cost $2,827,853)		2,827,853
Total Investments 117.6% (Cost $24,384,208)		29,336,547
Liabilities Less Other Assets (17.6)%		(4,390,338)

Net Assets 100.0%		$24,946,209

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

x	All or a portion of the security is pledged as collateral for call options written.

(a)	All or a portion of the security was on loan as of March 31, 2011.

*	All options have 100 shares per contract.

ADR	American Depositary Receipt

24 Schedule of Investments

ICON Risk-Managed Equity Fund
Schedule of Written Call Options
March 31, 2011 (unaudited)

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

S&P 500 Index, May 2011, $1,330.00	150	$406,500

Total Options Written (Premiums Received $386,495)		$406,500

The accompanying notes are an integral part of the financial statements.

*	All options have 100 shares per contract.

Schedule of Investments 25

ICON Risk-Managed Equity Fund
Sector Composition
March 31, 2011 (Unaudited)

Industrials	20.2%
Financial	17.2%
Information Technology	16.7%
Consumer Discretionary	15.0%
Energy	11.2%
Health Care	8.8%
Materials	7.5%
Consumer Staples	5.4%
Telecommunication & Utilities	4.0%

106.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON Risk-Managed Equity Fund
Industry Composition
March 31, 2011 (Unaudited)

Integrated Oil & Gas	10.4%
Computer Hardware	6.3%
IT Consulting & Other Services	5.8%
Industrial Conglomerates	5.2%
Railroads	4.0%
Apparel Retail	3.9%
Aerospace & Defense	3.9%
Movies & Entertainment	3.8%
Diversified Banks	3.8%
Health Care Equipment	3.6%
Life & Health Insurance	3.2%
Other Diversified Financial Services	3.0%
Industrial Machinery	3.0%
Cable & Satellite	2.9%
Semiconductors	2.8%
Fertilizers & Agricultural Chemicals	2.5%
Construction & Farm Machinery & Heavy Trucks	2.5%
Steel	2.2%
Pharmaceuticals	2.0%
Multi-line Insurance	1.7%
Health Care Services	1.7%
Agricultural Products	1.7%
Consumer Finance	1.6%
Health Care Distributors	1.6%
Tobacco	1.5%
Restaurants	1.4%
Diversified Metals & Mining	1.3%
Automotive Retail	1.3%
Integrated Telecommunication Services	1.3%
Investment Banking & Brokerage	1.2%
Electric Utilities	1.2%
Asset Management & Custody Banks	1.1%
General Merchandise Stores	1.1%
Hypermarkets & Super Centers	1.0%
Data Processing & Outsourced Services	1.0%
Gas Utilities	1.0%
Electrical Components & Equipment	1.0%
Others Industries (each less than 1%)	7.5%

106.0%

Percentages are based upon common stocks as a percentage of net assets.

26 Schedule of Investments

(This page intentionally left blank)

Statements of Assets and Liabilities
March 31, 2011 (unaudited)

	ICON	ICON
	Bond Fund	Core Equity Fund
Assets
Investments, at cost	$146,793,158	$87,507,605

Investments, at value†	153,402,281	105,979,915
Deposits for Short Sales	-	-
Receivables:
Fund shares sold	154,533	53,579
Investments sold	986,650	-
Interest	1,781,731	-
Dividends	-	109,239
Expense reimbursements by Adviser	47,962	-
Foreign tax reclaims	-	848
Other assets	20,496	28,942

Total Assets	156,393,653	106,172,523

Liabilities
Options written, at value (premiums received $386,495)	-	-
Securities sold short, at value (proceeds of $1,311,994)	-	-
Payables:
Due to custodian bank	-	-
Due to prime broker	-	-
Investments purchased	2,010,498	-
Payable for collateral received on securities loaned	18,158,433	8,345,135
Fund shares redeemed	86,562	113,417
Dividends on short positions	-	-
Distributions due to shareholders	9,957	-
Advisory fees	69,763	61,865
Accrued distribution fees	30,870	36,435
Fund accounting fees	16,572	10,772
Transfer agent fees	18,015	17,448
Administration fees	5,573	3,944
Trustee fees	5,806	3,071
Accrued expenses	14,813	1,900

Total Liabilities	20,426,862	8,593,987

Net Assets - all share classes	$135,966,791	$97,578,536

Net Assets - Class I	$130,994,219	$71,161,245

Net Assets - Class C	$3,937,031	$24,711,637

Net Assets - Class Z	$1,000,610	$164,166

Net Assets - Class A	$34,931	$1,541,488

Net Assets Consist of
Paid-in capital	$129,642,312	$126,110,375
Accumulated undistributed net investment income/(loss)	(329,384)	170,009
Accumulated undistributed net realized gain/(loss) from investments, written options, securities sold short and foreign currency transactions	44,740	(47,174,158)
Unrealized appreciation/ (depreciation) on investments, written options, securities sold short and foreign currency transactions	6,609,123	18,472,310

Net Assets	$135,966,791	$97,578,536

The accompanying notes are an integral part of the financial statements.

28 Financial Statements

		ICON
ICON	ICON	Risk-Managed
Equity Income Fund	Long/Short Fund	Equity Fund

$60,326,428	$20,781,120	$24,384,208

67,113,054	23,771,537	29,336,547
-	1,552,346	-

94,386	17,646	16,843
529,992	204,493	195,964
59,812	-	-
195,049	20,409	32,295
2,642	33,691	33,387
3,022	-	500
19,179	12,864	11,322

68,017,136	25,612,986	29,626,858

-	-	406,500
-	1,521,300	-

-	145,015	123,381
-	133,216	1,212,801
100,449	-	-
15,123,921	4,651,870	2,827,853
29,480	13,977	47,080
-	4,405	-
21,719	-	-
33,269	13,863	15,838
13,881	9,031	7,039
4,788	2,702	3,223
9,827	12,328	9,590
2,057	421	872
1,207	1,256	1,446
3,261	28,322	25,026

15,343,859	6,537,706	4,680,649

$52,673,277	$19,075,280	$24,946,209

$44,671,748	$9,906,631	$18,168,233

$4,580,749	$7,786,682	$2,768,387

$140,923	$54,524	$63,809

$3,279,857	$1,327,443	$3,945,780

$77,960,830	$79,775,779	$42,196,131
(322,917)	(61,842)	51,175

(31,751,370)	(63,419,768)	(22,233,431)

6,786,734	2,781,111	4,932,334

$52,673,277	$19,075,280	$24,946,209

Financial Statements 29

	ICON	ICON
	Bond Fund	Core Equity Fund
Shares outstanding (unlimited shares authorized, no par value)
Class I	12,596,211	6,471,129
Class C	377,758	2,447,190
Class Z	96,377	15,127
Class A	3,364	147,285
Net asset value (offering and redemption price per share)
Class I	$10.40	$11.00
Class C	$10.42	$10.10
Class Z	$10.38	$10.85
Class A	$10.38	$10.47
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$10.90	$11.11
† Includes securities on loan of	$17,519,158	$8,139,495

The accompanying notes are an integral part of the financial statements.

30 Financial Statements

		ICON
ICON	ICON	Risk-Managed
Equity Income Fund	Long/Short Fund	Equity Fund

3,653,799	740,271	1,537,816
378,022	613,206	248,711
11,578	4,049	5,304
271,038	99,858	335,364

$12.23	$13.38	$11.81
$12.12	$12.70	$11.13
$12.17	$13.46	$12.03
$12.10	$13.29	$11.77

$12.84	$14.10	$12.49
$14,187,785	$4,557,046	$2,776,252

Financial Statements 31

Statements of Operations
For the period ended March 31, 2010 (unaudited)

		ICON
	ICON	Core Equity
	Bond Fund	Fund

Investment Income
Interest	$3,731,798	$93
Dividends	-	962,872
Income from securities lending, net	24,819	15,971
Foreign taxes withheld	-	(5,882)

Total Investment Income	3,756,617	973,054

Expenses
Advisory fees	438,625	386,758
Distribution fees:
Class I	176,248	95,107
Class C	17,704	126,429
Class A	38	1,838
Fund accounting fees	14,583	10,314
Transfer agent fees	53,315	72,221
Administration fees	36,188	25,548
Custody fees	2,908	2,624
Registration fees:
Class I	14,050	7,160
Class C	7,400	6,594
Class A	-	5,649
Insurance expense	11,814	7,189
Trustee fees and expenses	9,480	5,769
Audit and Tax Service expense	14,959	14,211
Interest expense	661	2,310
Other expenses	40,906	33,321
Recoupment of previously reimbursed expenses	-	-
Dividends on Short positions	-	-

Total expenses before expense reimbursement	838,879	803,042
Expense reimbursement by Adviser due to expense limitation agreement	(95,947)	-

Net Expenses	742,932	803,042

Net Investment Income/(Loss)	3,013,685	170,012

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, Securities Sold Short, and Foreign Currency Transactions
Net realized gain/(loss) from investment transactions	1,037,274	6,639,732
Net realized gain/(loss) from foreign currency transactions	-	-
Net realized gain/(loss) from written option transactions	-	-
Net realized gain/(loss) from securities sold short	-	-
Change in unrealized net appreciation/ (depreciation) on investments and foreign currency translations	(3,535,240)	13,265,866
Change in unrealized net appreciation/(depreciation) on written options	-	-
Change in unrealized net appreciation/(depreciation) on securities sold short	-	-

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, Securities Sold Short, and Foreign Currency Transactions	(2,497,966)	19,905,598

Net Increase/(Decrease) in Net Assets Resulting From Operations	$515,719	$20,075,610

The accompanying notes are an integral part of the financial statements.

32 Financial Statements

ICON	ICON	ICON
Equity Income	Long/Short	Risk-Managed
Fund	Fund	Equity Fund

$162,799	$2,659	$27
1,015,476	186,470	312,704
20,060	4,180	3,931
(11,676)	(149)	(905)

1,186,659	193,160	315,757

181,447	88,183	96,635

52,166	13,192	23,482
20,496	42,964	13,782
3,048	1,904	5,203
4,839	2,075	2,577
39,390	36,719	35,541
11,982	5,140	6,383
2,832	9,972	19,287

8,450	9,471	9,439
6,092	6,361	6,221
5,491	5,538	5,522
3,012	2,149	2,486
2,417	1,724	1,995
15,457	17,452	17,452
71	2,617	4,581
18,679	25,748	18,091
29,019	-	-
-	49,910	-

404,888	321,119	268,677
(38,792)	(66,123)	(67,011)

366,096	254,996	201,666

820,563	(61,836)	114,091

2,397,536	1,423,541	1,344,950
440	28	-
-	-	(1,154,502)
-	(659,945)	-
2,934,080	2,033,279	2,211,642
-	-	(12,573)
-	(250,265)	-

5,332,056	2,546,638	2,389,517

$6,152,619	$2,484,802	$2,503,608

Financial Statements 33

Statements of Changes in Net Assets

	ICON Bond Fund		ICON Core Equity Fund		ICON Equity Income Fund		ICON Long/Short Fund		ICON Risk-Managed Equity Fund
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2011 (unaudited)	2010	2011 (unaudited)	2010	2011 (unaudited)	2010	2011 (unaudited)	2010	2011 (unaudited)	2010
Operations
Net investment income/(loss)	$3,013,685	$7,192,155	$170,012	$168,491	$820,563	$1,767,561	$(61,836)	$(89,691)	$114,091	$156,568
Net realized gain/(loss) on investment transactions, foreign currency transactions, written options and securities sold short	1,037,274	3,917,555	6,639,732	14,090,952	2,397,976	8,290,828	763,624	2,734,750	190,448	5,402,433
Change in net unrealized appreciation/(depreciation) on investments, foreign currency translations, written options and securities sold short	(3,535,240)	4,715,381	13,265,866	(13,188,272)	2,934,080	(5,642,176)	1,783,014	(2,082,344)	2,199,069	(4,101,512)

Net increase/(decrease) in net assets resulting from operations	515,719	15,825,091	20,075,610	1,071,171	6,152,619	4,416,213	2,484,802	562,715	2,503,608	1,457,489

Dividends and Distributions to Shareholders
Net investment income
Class I	(2,916,566)	(7,018,728)	(168,477)	(1,206,894)	(1,031,047)	(1,394,021)	-	(226,189)	(73,065)	(113,070)
Class C	(73,612)	(171,690)	-	(306,237)	(68,488)	(94,130)	-	(108,323)	(2,598)	-
Class Z	(22,264)	(47,033)	-	(12,403)	(3,310)	(2,847)	-	(2,537)	(342)	(331)
Class A	(640)	-	-	(17,821)	(68,793)	(20,940)	-	(33,034)	(16,884)	(16,623)
Net realized gains
Class I	(2,996,875)	(558,064)	-	-	-	-	-	-	-	-
Class C	(86,038)	(15,108)	-	-	-	-	-	-	-	-
Class Z	(21,226)	(3,365)	-	-	-	-	-	-	-	-
Class A	(723)	-	-	-	-	-	-	-	-	-

Net decrease from dividends and distributions	(6,117,944)	(7,813,988)	(168,477)	(1,543,355)	(1,171,638)	(1,511,938)	-	(370,083)	(92,889)	(130,024)

Fund Share Transactions
Shares sold
Class I	24,831,326	32,845,451	4,313,276	32,073,401	9,785,674	6,439,261	725,127	7,069,126	1,105,456	3,611,409
Class C	481,087	1,213,265	604,844	1,562,483	860,359	820,363	100,906	563,229	357,576	901,343
Class Z	5,996	20,785	27,309	72,404	43,066	20,499	2,326	48,904	4,316	18,551
Class A	35,267	10	222,134	259,338	1,797,797	1,691,037	127,880	517,157	305,554	3,131,899
Reinvested dividends and distributions
Class I	5,785,591	7,377,916	164,558	1,185,449	991,539	1,365,429	-	207,415	69,807	110,939
Class C	145,298	177,601	-	292,854	57,218	87,134	-	99,955	2,548	-
Class Z	967	1,117	-	6,842	3,310	2,847	-	2,472	342	331
Class A	1,006	-	-	15,412	47,845	15,489	-	28,090	15,159	15,056
Shares repurchased
Class I	(40,501,251)	(67,826,327)	(22,085,148)	(21,796,993)	(8,130,873)	(14,371,467)	(3,407,127)	(11,219,022)	(3,537,575)	(23,642,476)
Class C	(1,071,021)	(1,511,408)	(5,239,319)	(10,352,418)	(349,286)	(901,740)	(2,871,562)	(6,341,689)	(453,578)	(1,591,293)
Class Z	(16,061)	(111,600)	(333,173)	(561,889)	(4,357)	(6,334)	(89,792)	(47,144)	(8,851)	(31,188)
Class A	-	-	(313,957)	(880,468)	(318,334)	(431,805)	(836,456)	(1,102,767)	(784,370)	(639,913)

Net Increase/(decrease) from fund share transactions	(10,301,795)	(27,813,190)	(22,639,476)	1,876,415	4,783,958	(5,269,287)	(6,248,698)	(10,174,274)	(2,923,616)	(18,115,342)

Total net increase/(decrease) in net assets	(15,904,020)	(19,802,087)	(2,732,343)	1,404,231	9,764,939	(2,365,012)	(3,763,896)	(9,981,642)	(512,897)	(16,787,877)
Net Assets
Beginning of period	151,870,811	171,672,898	100,310,879	98,906,648	42,908,338	45,273,350	22,839,176	32,820,818	25,459,106	42,246,983

End of period	$135,966,791	$151,870,811	$97,578,536	$100,310,879	$52,673,277	$42,908,338	$19,075,280	$22,839,176	$24,946,209	$25,459,106

34 Financial Statements

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

35

Statements of Changes in Net Assets (continued)

	ICON Bond Fund		ICON Core Equity Fund		ICON Equity Income Fund		ICON Long/Short Fund		ICON Risk-Managed Equity Fund
	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2011 (unaudited)	2010	2011 (unaudited)	2010	2011 (unaudited)	2010	2011 (unaudited)	2010	2011 (unaudited)	2010
Transactions in Fund Shares
Shares sold
Class I	2,353,895	3,125,554	418,461	3,491,672	823,590	600,784	56,141	586,428	96,937	335,464
Class C	45,232	114,827	64,371	183,620	74,384	77,154	8,295	49,342	33,987	89,178
Class Z	576	1,975	2,582	7,898	3,674	1,894	188	4,041	372	1,688
Class A	3,266	0.925	22,326	29,488	154,701	156,113	10,240	43,946	27,398	288,848
Reinvested dividends and distributions
Class I	557,071	700,903	16,133	128,576	83,574	129,419	-	17,015	6,081	10,089
Class C	13,969	16,834	-	34,209	4,859	8,411	-	8,558	235	-
Class Z	93	106	-	740	280	269	-	202	30	30
Class A	97	-	-	1,726	4,067	1,454	-	2,320	1,326	1,379
Shares repurchased
Class I	(3,849,428)	(6,448,096)	(2,110,194)	(2,411,026)	(684,908)	(1,345,972)	(269,926)	(946,546)	(309,402)	(2,195,558)
Class C	(101,012)	(143,069)	(557,006)	(1,230,820)	(30,212)	(86,142)	(240,908)	(560,432)	(42,644)	(155,945)
Class Z	(1,522)	(10,776)	(32,428)	(61,378)	(368)	(582)	(7,232)	(4,033)	(757)	(2,874)
Class A	-	-	(32,071)	(99,609)	(27,225)	(41,307)	(67,934)	(93,559)	(68,484)	(59,543)

Net increase/(decrease)	(977,763)	(2,641,741)	(2,207,826)	75,096	406,416	(498,505)	(511,136)	(892,718)	(254,921)	(1,687,244)

Shares outstanding, beginning of period	14,051,473	16,693,214	11,288,557	11,213,461	3,908,021	4,406,526	1,968,520	2,861,238	2,382,116	4,069,360

Shares outstanding, end of period	13,073,710	14,051,473	9,080,731	11,288,557	4,314,437	3,908,021	1,457,384	1,968,520	2,127,195	2,382,116

Accumulated undistributed net investment income/(loss)	$(329,384)	$(329,987)	$170,009	$168,474	$(322,917)	$28,158	$(61,842)	$(6)	$51,175	$29,973

The accompanying notes are an integral part of the financial statements.

36 Financial Statements

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

37

Financial Highlights

		Income/(loss) from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Bond Fund**
Class I
Period Ended March 31, 2011†	$10.81	$0.22	$0.04	$0.26	$(0.45)	$(0.22)
Year Ended September 30, 2010	10.28	0.46	0.56	1.02	(0.45)	(0.04)
Year Ended September 30, 2009	9.44	0.40	0.84	1.24	(0.40)	-
Year Ended September 30, 2008	10.02	0.42	(0.55)	(0.13)	(0.45)	-
Year Ended September 30, 2007	10.00	0.44	0.03	0.47	(0.45)	-
Year Ended September 30, 2006	10.16	0.42	(0.15)	0.27	(0.42)	(0.01)
Class C
Period Ended March 31, 2011†	10.83	0.19	-	0.19	(0.38)	(0.22)
Year Ended September 30, 2010	10.30	0.39	0.57	0.96	(0.39)	(0.04)
Year Ended September 30, 2009	9.46	0.34	0.84	1.18	(0.34)	-
Year Ended September 30, 2008	10.05	0.35	(0.55)	(0.20)	(0.39)	-
Year Ended September 30, 2007	10.02	0.38	0.04	0.42	(0.39)	-
Year Ended September 30, 2006	10.18	0.36	(0.15)	0.21	(0.36)	(0.01)
Class Z
Period Ended March 31, 2011†	10.79	0.23	0.05	0.28	(0.47)	(0.22)
Year Ended September 30, 2010	10.26	0.48	0.57	1.05	(0.48)	(0.04)
Year Ended September 30, 2009	9.42	0.45	0.81	1.26	(0.42)	-
Year Ended September 30, 2008	10.02	0.44	(0.57)	(0.13)	(0.47)	-
Year Ended September 30, 2007	10.00	0.46	0.03	0.49	(0.47)	-
Year Ended September 30, 2006	10.15	0.45	(0.15)	0.30	(0.44)	(0.01)
Class A**
Period Ended March 31, 2011†	10.81	0.22	(0.18)	0.04	(0.25)	(0.22)

The accompanying notes are an integral part of the financial statements.

38 Financial Highlights

						Ratio of net investment
				Ratio of expenses		income/(loss) to average
				to average net assets(a)		net assets(a)
				Before	After	Before	After
				expense	expense	expense	expense
distributions				limitation/	limitation/	limitation/	limitation/
Total			Net assets,	recoupment	recoupment	recoupment	recoupment
dividends	Net asset		end of	and transfer	and transfer	and transfer	and transfer	Portfolio
and	value, end	Total	period (in	agent earnings	agent earnings	agent earnings	agent earnings	turnover
distributions	of period	return*	thousands)	credit	credit(c)	credit	credit	rate(b)

$(0.67)	$10.40	0.33%	$130,994	1.11%	1.00%	4.03%	4.14%	21.09%
(0.49)	10.81	10.20%	146,277	1.13%	1.00%	4.21%	4.34%	63.47%
(0.40)	10.28	13.50%	166,145	1.09%	1.00%	4.08%	4.17%	73.71%
(0.45)	9.44	(1.48)%	100,985	1.08%	1.00%	4.06%	4.14%	73.47%
(0.45)	10.02	4.80%	123,102	1.09%	1.00%	4.34%	4.42%	34.40%
(0.43)	10.00	2.72%	90,324	1.11%	1.01%	4.14%	4.24%	66.82%

(0.60)	10.42	0.03%	3,937	2.37%	1.60%	2.77%	3.54%	21.09%
(0.43)	10.83	9.52%	4,544	2.46%	1.60%	2.88%	3.74%	63.47%
(0.34)	10.30	12.80%	4,441	2.40%	1.60%	2.75%	3.55%	73.71%
(0.39)	9.46	(2.16)%	2,725	2.42%	1.60%	2.71%	3.53%	73.47%
(0.39)	10.05	4.27%	1,491	3.15%	1.60%	2.28%	3.82%	34.40%
(0.37)	10.02	2.09%	968	3.08%	1.61%	2.17%	3.64%	66.82%

(0.69)	10.38	0.45%	1,001	1.41%	0.75%	3.73%	4.39%	21.09%
(0.52)	10.79	10.45%	1,049	1.39%	0.75%	3.95%	4.59%	63.47%
(0.42)	10.26	13.79%	1,087	1.91%	0.75%	3.34%	4.50%	73.71%
(0.47)	9.42	(1.43)%	8	186.00%	0.75%	(180.79)%	4.46%	73.47%
(0.47)	10.02	5.02%	11	31.60%	0.75%	(26.18)%	4.67%	34.40%
(0.45)	10.00	3.06%	4	25.40%	0.76%	(20.18)%	4.47%	66.82%

(0.47)	10.38	0.40%	35	1.03%	1.00%	4.21%	4.23%	21.09%

Financial Highlights 39

Financial Highlights (continued)

		Income/(loss) from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Core Equity Fund
Class I
Period Ended March 31, 2011†	$9.08	$0.03	$1.91	$1.94	$(0.02)	$-
Year Ended September 30, 2010	9.08	0.04	0.12	0.16	(0.16)	-
Year Ended September 30, 2009	11.24	0.10	(2.26)	(2.16)	-	-
Year Ended September 30, 2008	16.59	0.09	(4.07)	(3.98)	-	(1.37)
Year Ended September 30, 2007	15.22	0.02	2.46	2.48	-	(1.11)
Year Ended September 30, 2006	15.14	(0.02)	0.67	0.65	-	(0.57)
Class C
Period Ended March 31, 2011†	8.36	(0.02)	1.76	1.74	-	-
Year Ended September 30, 2010	8.37	(0.04)	0.11	0.07	(0.08)	-
Year Ended September 30, 2009	10.46	0.03	(2.12)	(2.09)	-	-
Year Ended September 30, 2008	15.66	(0.01)	(3.82)	(3.83)	-	(1.37)
Year Ended September 30, 2007	14.52	(0.10)	2.35	2.25	-	(1.11)
Year Ended September 30, 2006	14.58	(0.14)	0.65	0.51	-	(0.57)
Class Z
Period Ended March 31, 2011†	9.04	(0.06)	1.87	1.81	-	-
Year Ended September 30, 2010	9.07	(0.01)	0.11	0.10	(0.13)	-
Year Ended September 30, 2009	11.24	0.10	(2.27)	(2.17)	-	-
Year Ended September 30, 2008	16.62	0.09	(4.10)	(4.01)	-	(1.37)
Year Ended September 30, 2007	15.23	0.03	2.47	2.50	-	(1.11)
Year Ended September 30, 2006	15.12	0.02	0.66	0.68	-	(0.57)
Class A
Period Ended March 31, 2011†	8.67	(0.03)	1.83	1.80	-	-
Year Ended September 30, 2010	8.73	(0.08)	0.10	0.02	(0.08)	-
Year Ended September 30, 2009	10.92	0.01	(2.20)	(2.19)	-	-
Year Ended September 30, 2008	16.32	(0.01)	(4.02)	(4.03)	-	(1.37)
Year Ended September 30, 2007	15.09	(0.06)	2.40	2.34	-	(1.11)
May 31, 2006 (inception) to September 30, 2006	15.80	(0.27)	(0.44)	(0.71)	-	-

The accompanying notes are an integral part of the financial statements.

40 Financial Highlights

						Ratio of net investment
				Ratio of expenses		income/(loss) to average
				to average net assets(a)		net assets(a)
				Before	After	Before	After
				expense	expense	expense	expense
distributions				limitation/	limitation/	limitation/	limitation/
Total			Net assets,	recoupment	recoupment	recoupment	recoupment
dividends	Net asset		end of	and transfer	and transfer	and transfer	and transfer	Portfolio
and	value, end	Total	period (in	agent earnings	agent earnings	agent earnings	agent earnings	turnover
distributions	of period	return*	thousands)	credit	credit	credit	credit	rate(b)

$(0.02)	$11.00	21.41%	$71,161	1.31%	1.31%	0.58%	0.58%	40.00%
(0.16)	9.08	1.70%	73,969	1.35%	1.35%	0.45%	0.45%	123.12%
-	9.08	(19.22)%	62,963	1.37%	1.37%	1.23%	1.23%	208.48%
(1.37)	11.24	(25.99)%	76,606	1.27%	1.27%	0.67%	0.67%	173.81%
(1.11)	16.59	17.05%	88,246	1.24%	1.23%	0.12%	0.13%	116.81%
(0.57)	15.22	4.35%	104,966	1.23%	1.23%	(0.13)%	(0.13)%	148.67%

-	10.10	20.81%	24,712	2.24%	2.24%	(0.36)%	(0.36)%	40.00%
(0.08)	8.36	0.84%	24,573	2.25%	2.25%	(0.45)%	(0.45)%	123.12%
-	8.37	(19.98)%	33,089	2.25%	2.25%	0.44%	0.44%	208.48%
(1.37)	10.46	(26.61)%	55,364	2.05%	2.05%	(0.09)%	(0.09)%	173.81%
(1.11)	15.66	16.25%	92,350	2.02%	2.02%	(0.68)%	(0.67)%	116.81%
(0.57)	14.52	3.54%	95,842	2.03%	2.02%	(0.91)%	(0.91)%	148.67%

-	10.85	20.02%	164	3.04%	3.04%	(1.17)%	(1.17)%	40.00%
(0.13)	9.04	1.10%	406	1.90%	1.90%	(0.06)%	(0.06)%	123.12%
-	9.07	(19.31)%	887	1.45%	1.45%	1.27%	1.27%	208.48%
(1.37)	11.24	(26.11)%	1,222	1.34%	1.34%	0.65%	0.65%	173.81%
(1.11)	16.62	17.18%	1,320	1.18%	1.18%	0.17%	0.17%	116.81%
(0.57)	15.23	4.57%	1,291	0.99%	0.98%	0.12%	0.12%	148.67%

-	10.47	20.76%	1,541	2.49%	2.49%	(0.61)%	(0.61)%	40.00%
(0.08)	8.67	0.22%	1,362	2.68%	2.68%	(0.88)%	(0.88)%	123.12%
-	8.73	(20.05)%	1,969	2.43%	2.43%	0.11%	0.11%	208.48%
(1.37)	10.92	(26.76)%	1,878	2.09%	2.09%	(0.08)%	(0.08)%	173.81%
(1.11)	16.32	16.25%	1,390	1.66%	1.65%	(0.42)%	(0.41)%	116.81%
-	15.09	(4.49)%	128	7.44%	7.43%	(5.45)%	(5.44)%	148.67%

Financial Highlights 41

Financial Highlights (continued)

		Income/(loss) from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Equity Income Fund
Class I
Period Ended March 31, 2011†	$11.00	$0.20	$1.40	$1.60	$(0.37)	$-
Year Ended September 30, 2010	10.28	0.45	0.66	1.11	(0.39)	-
Year Ended September 30, 2009	11.87	0.40	(1.59)	(1.19)	(0.40)	-
Year Ended September 30, 2008	16.48	0.34	(3.00)	(2.66)	(0.31)	(1.64)
Year Ended September 30, 2007	14.94	0.29	2.26	2.55	(0.34)	(0.67)
Year Ended September 30, 2006	15.79	0.30	0.29	0.59	(0.35)	(1.09)
Class C
Period Ended March 31, 2011†	10.85	0.16	1.32	1.48	(0.21)	-
Year Ended September 30, 2010	10.16	0.36	0.64	1.00	(0.31)	-
Year Ended September 30, 2009	11.73	0.32	(1.56)	(1.24)	(0.33)	-
Year Ended September 30, 2008	16.33	0.21	(2.97)	(2.76)	(0.20)	(1.64)
Year Ended September 30, 2007	14.85	0.14	2.23	2.37	(0.22)	(0.67)
Year Ended September 30, 2006	15.71	0.15	0.29	0.44	(0.21)	(1.09)
Class Z
Period Ended March 31, 2011†	10.96	0.22	1.41	1.63	(0.42)	-
Year Ended September 30, 2010	10.26	0.47	0.64	1.11	(0.41)	-
Year Ended September 30, 2009	11.84	0.41	(1.57)	(1.16)	(0.42)	-
Year Ended September 30, 2008	16.46	0.38	(3.04)	(2.66)	(0.32)	(1.64)
Year Ended September 30, 2007	14.94	0.30	2.26	2.56	(0.37)	(0.67)
Year Ended September 30, 2006	15.79	0.30	0.29	0.59	(0.35)	(1.09)
Class A
Period Ended March 31, 2011†	10.90	0.21	1.39	1.60	(0.40)	-
Year Ended September 30, 2010	10.21	0.46	0.63	1.09	(0.40)	-
Year Ended September 30, 2009	11.80	0.38	(1.57)	(1.19)	(0.40)	-
Year Ended September 30, 2008	16.40	0.31	(2.99)	(2.68)	(0.28)	(1.64)
Year Ended September 30, 2007	14.92	0.27	2.22	2.49	(0.34)	(0.67)
May 31, 2006 (inception) to September 30, 2006	15.04	0.08	(0.01)	0.07	(0.19)	-

The accompanying notes are an integral part of the financial statements.

42 Financial Highlights

							Ratio of net investment
				Ratio of expenses			income/(loss) to average
				to average net assets(a)			net assets(a)
				Before		After	Before	After
				expense		expense	expense	expense
distributions				limitation/		limitation/	limitation/	limitation/
Total			Net assets,	recoupment		recoupment	recoupment	recoupment
dividends	Net asset		end of	and transfer		and transfer	and transfer	and transfer	Portfolio
and	value, end	Total	period (in	agent earnings		agent earnings	agent earnings	agent earnings	turnover
distributions	of period	return*	thousands)	credit		credit(c)	credit	credit	rate(b)

$(0.37)	$12.23	13.94%	$44,672	1.56%		1.45%	3.34%	3.45%	52.52%
(0.39)	11.00	10.93%	37,731	1.53%		1.45%	4.12%	4.20%	123.33%
(0.40)	10.28	(9.48)%	41,623	1.40%		1.40%	4.58%	4.58%	148.56%
(1.95)	11.87	(17.76)%	98,501	1.23%	(f)	1.23%	2.48%	2.48%	132.93%
(1.01)	16.48	17.67%	124,668	1.23%	(g)	1.22%	1.86%	1.86%	121.30%
(1.44)	14.94	4.02%	133,835	1.23%		1.23%	1.96%	1.96%	162.84%

(0.21)	12.12	13.54%	4,581	2.58%		2.20%	2.33%	2.71%	52.52%
(0.31)	10.85	9.99%	3,569	2.97%		2.20%	2.68%	3.46%	123.33%
(0.33)	10.16	(10.12)%	3,348	2.69%		2.21%	3.21%	3.69%	148.56%
(1.84)	11.73	(18.60)%	4,461	2.34%	(f)	2.20%	1.40%	1.54%	132.93%
(0.89)	16.33	16.45%	5,331	2.33%	(g)	2.21%	0.75%	0.87%	121.30%
(1.30)	14.85	3.03%	4,753	2.29%		2.20%	0.91%	1.00%	162.84%

(0.42)	12.17	14.12%	141	6.19%		1.20%	(1.21)%	3.78%	52.52%
(0.41)	10.96	11.04%	88	7.66%		1.20%	(2.01)%	4.45%	123.33%
(0.42)	10.26	(9.20)%	66	8.73%		1.21%	(2.83)%	4.69%	148.56%
(1.96)	11.84	(17.81)%	81	11.18%	(f)	1.20%	(7.14)%	2.84%	132.93%
(1.04)	16.46	17.74%	40	11.08%	(g)	1.21%	(7.96)%	1.92%	121.30%
(1.44)	14.94	4.04%	24	4.36%		1.20%	(1.20)%	1.96%	162.84%

(0.40)	12.10	13.96%	3,280	1.94%		1.45%	3.06%	3.56%	52.52%
(0.40)	10.90	10.84%	1,521	4.59%		1.45%	1.19%	4.32%	123.33%
(0.40)	10.21	(9.53)%	237	5.68%		1.46%	0.26%	4.48%	148.56%
(1.92)	11.80	(17.98)%	281	5.40%	(f)	1.44%	(1.67)%	2.29%	132.93%
(1.01)	16.40	17.29%	322	3.77%	(g)	1.45%	(0.60)%	1.73%	121.30%
(0.19)	14.92	0.46%	19	38.36%		1.44%	(35.18)%	1.74%	162.84%

Financial Highlights 43

Financial Highlights (continued)

		Income/(loss) from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Long/Short Fund(e)
Class I
Period Ended March 31, 2011†	$11.85	$(0.02)	$1.55	$1.53	$-	$-
Year Ended September 30, 2010	11.73	-	0.28	0.28	(0.16)	-
Year Ended September 30, 2009	13.76	0.16	(1.91)	(1.75)	(0.28)	-
Year Ended September 30, 2008	19.26	0.13	(4.86)	(4.73)	(0.03)	(0.74)
Year Ended September 30, 2007	17.19	0.07	2.47	2.54	(0.04)	(0.43)
Year Ended September 30, 2006	15.99	0.03	1.17	1.20	-	-
Class C
Period Ended March 31, 2011†	11.29	(0.06)	1.47	1.41	-	-
Year Ended September 30, 2010	11.19	(0.08)	0.27	0.19	(0.09)	-
Year Ended September 30, 2009	13.13	0.06	(1.81)	(1.75)	(0.19)	-
Year Ended September 30, 2008	18.54	-	(4.67)	(4.67)	-	(0.74)
Year Ended September 30, 2007	16.67	(0.08)	2.38	2.30	-	(0.43)
Year Ended September 30, 2006	15.63	(0.13)	1.17	1.04	-	-
Class Z
Period Ended March 31, 2011†	11.90	0.01	1.55	1.56	-	-
Year Ended September 30, 2010	11.80	0.03	0.29	0.32	(0.22)	-
Year Ended September 30, 2009	13.81	0.17	(1.89)	(1.72)	(0.29)	-
Year Ended September 30, 2008	19.30	0.18	(4.93)	(4.75)	-	(0.74)
Year Ended September 30, 2007	17.29	0.10	2.41	2.51	(0.07)	(0.43)
Year Ended September 30, 2006	16.05	0.11	1.13	1.24	-	-
Class A
Period Ended March 31, 2011†	11.77	(0.01)	1.53	1.52	-	-
Year Ended September 30, 2010	11.67	-	0.28	0.28	(0.18)	-
Year Ended September 30, 2009	13.69	0.14	(1.88)	(1.74)	(0.28)	-
Year Ended September 30, 2008	19.20	0.10	(4.85)	(4.75)	(0.02)	(0.74)
Year Ended September 30, 2007	17.18	0.05	2.46	2.51	(0.06)	(0.43)
May 31, 2006 (inception) to September 30, 2006	17.52	0.05	(0.39)	(0.34)	-	-

The accompanying notes are an integral part of the financial statements.

44 Financial Highlights

						Ratio of net investment
				Ratio of expenses		income/(loss) to average
				to average net assets(a)		net assets(a)
				Before	After	Before		After
				expense	expense	expense		expense
distributions				limitation/	limitation/	limitation/		limitation/
Total			Net assets,	recoupment	recoupment	recoupment		recoupment
dividends	Net asset		end of	and transfer	and transfer	and transfer		and transfer	Portfolio
and	value, end	Total	period (in	agent earnings	agent earnings	agent earnings		agent earnings	turnover
distributions	of period	return*	thousands)	credit	credit(c)	credit		credit	rate(b)

$-	$13.38	12.91%	$9,907	2.72%	2.15%	(0.86)%		(0.29)%	43.60%
(0.16)	11.85	2.32%	11,306	2.90%	2.45%	(0.44)%		0.01%	136.50%
(0.28)	11.73	(12.40)%	15,209	2.03%	1.97%	1.44%		1.50%	131.79%
(0.77)	13.76	(25.43)%	93,243	1.47%	1.47%	0.78%		0.78%	174.59%
(0.47)	19.26	15.05%	238,943	1.46%	1.46%	0.39%		0.39%	105.00%
-	17.19	7.50%	168,522	1.45% (d)	1.45%	0.18	%(d)	0.18%	94.62%

-	12.70	12.49%	7,787	3.44%	2.91%	(1.58)%		(1.05)%	43.60%
(0.09)	11.29	1.65%	9,547	3.60%	3.19%	(1.14)%		(0.73)%	136.50%
(0.19)	11.19	(13.10)%	15,093	2.95%	2.81%	0.44%		0.58%	131.79%
(0.74)	13.13	(26.09)%	27,148	2.31%	2.31%	(0.01)%		(0.01)%	174.59%
(0.43)	18.54	14.05%	43,986	2.33%	2.32%	(0.48)%		(0.47)%	105.00%
-	16.67	6.65%	26,763	2.30% (d)	2.30%	(0.78	)%(d)	(0.78)%	94.62%

-	13.46	13.11%	55	9.63%	1.81%	(7.74)%		0.09%	43.60%
(0.22)	11.90	2.63%	132	5.80%	2.15%	(3.39)%		0.25%	136.50%
(0.29)	11.80	(12.10)%	128	4.40%	1.73%	(1.12)%		1.55%	131.79%
(0.74)	13.81	(25.45)%	540	2.37%	1.44%	0.16%		1.09%	174.59%
(0.50)	19.30	14.81%	447	1.25%	1.25%	0.55%		0.55%	105.00%
-	17.29	7.73%	3,306	1.17% (d)	1.17%	0.61	%(d)	0.61%	94.62%

-	13.29	12.91%	1,327	3.41%	2.10%	(1.55)%		(0.23)%	43.60%
(0.18)	11.77	2.34%	1,855	3.65%	2.45%	(1.21)%		(0.01)%	136.50%
(0.28)	11.67	(12.39)%	2,390	2.64%	2.06%	0.76%		1.34%	131.79%
(0.76)	13.69	(25.61)%	4,859	1.72%	1.72%	0.63%		0.63%	174.59%
(0.49)	19.20	14.94%	6,481	1.68%	1.67%	0.27%		0.26%	105.00%
-	17.18	(1.94)%	821	2.51%	1.54%	(0.01)%		0.96%	94.62%

Financial Highlights 45

Financial Highlights (continued)

		Income/(loss) from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Risk-Managed Equity Fund
Class I
Period Ended March 31, 2011†	$10.76	$0.05	$1.05	$1.10	$(0.05)	$-
Year Ended September 30, 2010	10.43	0.06	0.31	0.37	(0.04)	-
Year Ended September 30, 2009	11.28	0.15	(0.85)	(0.70)	(0.15)	-
Year Ended September 30, 2008	13.18	0.12	(1.39)	(1.27)	(0.10)	(0.53)
Year Ended September 30, 2007	13.80	(0.02)	1.64	1.62	(0.01)	(2.23)
Year Ended September 30, 2006	13.88	(0.01)	0.05	0.04	-	(0.12)
Class C
Period Ended March 31, 2011†	10.15	0.01	0.98	0.99	(0.01)	-
Year Ended September 30, 2010	9.88	(0.02)	0.29	0.27	-	-
Year Ended September 30, 2009	10.72	0.05	(0.79)	(0.74)	(0.10)	-
Year Ended September 30, 2008	12.61	0.01	(1.32)	(1.31)	(0.05)	(0.53)
Year Ended September 30, 2007	13.39	(0.11)	1.56	1.45	-	(2.23)
Year Ended September 30, 2006	13.56	(0.11)	0.06	(0.05)	-	(0.12)
Class Z
Period Ended March 31, 2011†	10.96	0.07	1.08	1.15	(0.08)	-
Year Ended September 30, 2010	10.61	0.08	0.33	0.41	(0.06)	-
Year Ended September 30, 2009	11.46	0.22	(0.91)	(0.69)	(0.16)	-
Year Ended September 30, 2008	13.37	0.15	(1.43)	(1.28)	(0.10)	(0.53)
Year Ended September 30, 2007	13.94	0.01	1.65	1.66	-	(2.23)
Year Ended September 30, 2006	13.94	0.02	0.10	0.12	-	(0.12)
Class A
Period Ended March 31, 2011†	10.72	0.05	1.06	1.11	(0.06)	-
Year Ended September 30, 2010	10.39	0.05	0.33	0.38	(0.05)	-
Year Ended September 30, 2009	11.25	0.09	(0.80)	(0.71)	(0.15)	-
Year Ended September 30, 2008	13.15	0.10	(1.38)	(1.28)	(0.09)	(0.53)
Year Ended September 30, 2007	13.80	(0.03)	1.65	1.62	(0.04)	(2.23)
May 31, 2006 (inception) to September 30, 2006	13.73	0.03	0.04	0.07	-	-

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.
**	The Fund opened Class A on September 30, 2010.
†	Unaudited.
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.
(c)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.
(d)	Prior disclosures were reclassified to be consistent with current presentation.
(e)	The Fund’s operating expenses, not including dividends on short positions, are contractually limited to 1.55% for Class I, 2.30% for Class C, 1.25% for Class Z and 1.55% for Class A. The ratios in these financial highlights reflect the limitation, including the dividends on short positions.
(f)	The ratio of expenses to average net assets before expense limitation and transfer agent earnings credit including expenses that were paid on behalf of the Fund by a third party related to a tax matter were 1.43%, 2.54%, 11.38% and 5.60% for Class I, C, Z and A, respectively.
(g)	The ratio of expenses to average net assets before expense limitation and transfer agent earnings credit including a potential Internal Revenue Code section 860 deficiency dividend expense were 1.81%, 2.91%, 11.66% and 4.35% for Class I, C, Z and A, respectively.
The accompanying notes are an integral part of the financial statements.

46 Financial Highlights

						Ratio of net investment
				Ratio of expenses		income/(loss) to average
				to average net assets(a)		net assets(a)
				Before	After	Before	After
				expense	expense	expense	expense
distributions				limitation/	limitation/	limitation/	limitation/
Total			Net assets,	recoupment	recoupment	recoupment	recoupment
dividends	Net asset		end of	and transfer	and transfer	and transfer	and transfer	Portfolio
and	value, end	Total	period (in	agent earnings	agent earnings	agent earnings	agent earnings	turnover
distributions	of period	return*	thousands)	credit	credit(c)	credit	credit	rate(b)

$(0.05)	$11.81	10.18%	$18,168	1.92%	1.49%	0.53%	0.97%	32.45%
(0.04)	10.76	3.56%	18,768	1.82%	1.56%	0.26%	0.52%	114.34%
(0.15)	10.43	(5.98)%	37,475	1.44%	1.44%	1.62%	1.62%	194.31%
(0.63)	11.28	(10.04)%	82,599	1.30%	1.30%	0.93%	0.93%	184.47%
(2.24)	13.18	12.51%	77,195	1.50%	1.50%	(0.11)%	(0.11)%	150.42%
(0.12)	13.80	0.30%	60,321	1.47%	1.47%	(0.04)%	(0.04)%	159.55%

(0.01)	11.13	9.76%	2,768	3.15%	2.24%	(0.70)%	0.22%	32.45%
-	10.15	2.73%	2,609	3.36%	2.30%	(1.27)%	(0.21)%	114.34%
(0.10)	9.88	(6.69)%	3,199	2.72%	2.24%	0.06%	0.54%	194.31%
(0.58)	10.72	(10.85)%	4,207	2.52%	2.21%	(0.24)%	0.07%	184.47%
(2.23)	12.61	11.53%	2,291	2.76%	2.25%	(1.34)%	(0.83)%	150.42%
(0.12)	13.39	(0.36)%	2,842	2.61%	2.23%	(1.23)%	(0.85)%	159.55%

(0.08)	12.03	10.31%	64	10.56%	1.23%	(8.11)%	1.22%	32.45%
(0.06)	10.96	3.90%	62	10.41%	1.31%	(8.34)%	0.75%	114.34%
(0.16)	10.61	(5.79)%	72	3.55%	1.24%	(0.10)%	2.21%	194.31%
(0.63)	11.46	(9.99)%	422	4.39%	1.21%	(1.98)%	1.20%	184.47%
(2.23)	13.37	12.67%	37	17.99%	1.25%	(16.64)%	0.10%	150.42%
(0.12)	13.94	0.88%	5	3.52%	1.22%	(2.14)%	0.15%	159.55%

(0.06)	11.77	10.23%	3,946	2.01%	1.49%	0.44%	0.96%	32.45%
(0.05)	10.72	3.69%	4,020	2.62%	1.59%	(0.57)%	0.46%	114.34%
(0.15)	10.39	(6.05)%	1,501	2.87%	1.49%	(0.43)%	0.95%	194.31%
(0.62)	11.25	(10.18)%	863	3.75%	1.46%	(1.44)%	0.85%	184.47%
(2.27)	13.15	12.51%	294	7.12%	1.49%	(5.85)%	(0.22)%	150.42%
-	13.80	0.51%	15	42.18%	1.47%	(40.01)%	0.69%	159.55%

Financial Highlights 47

Notes to Financial Statements
March 31, 2011 (unaudited)

1. Organization

The ICON Bond Fund (“Bond Fund”), ICON Core Equity Fund (“Core Equity Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Long/Short Fund (“Long/Short Fund”) and ICON Risk-Managed Equity Fund (“Risk-Managed Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund has four classes of shares: Class I, Class C, Class Z and Class A. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently twelve other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is maximum total return. The investment objective of the Core Equity Fund is long-term capital appreciation with a secondary objective of capital preservation. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the Long/Short Fund is capital appreciation. The investment objective of the Risk-Managed Equity Fund is modest capital appreciation and to maximize realized gains.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium-and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. The Risk-Managed

48 Notes to Financial Statements

Equity Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

The Core Equity Fund and the Long/Short Fund have a significant weighting in the Industrials sector which may cause each Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Notes to Financial Statements 49

Notes to Financial Statements (unaudited) (continued)

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of

50 Notes to Financial Statements

indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Investments in other open-end investment companies are valued at net asset value.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2011:

	Level 1	Level 2	Total

ICON Bond Fund
Assets
Corporate Bonds	$-	$118,442,997	$118,442,997
U.S. Treasury Obligations	-	8,463,517	8,463,517
Foreign Corporate Bonds	-	4,447,898	4,447,898
Foreign Government Bond	-	558,750	558,750
Collateral for Securities on Loan	-	18,158,433	18,158,433
Short-Term Investments	-	3,330,686	3,330,686

Total	$-	$153,402,281	$153,402,281

Notes to Financial Statements 51

Notes to Financial Statements (unaudited) (continued)

	Level 1	Level 2	Total

ICON Core Equity Fund
Assets
Common Stocks	$97,407,802	$-	$97,407,802
Collateral for Securities on Loan	-	8,345,135	8,345,135
Short-Term Investments	-	226,978	226,978

Total	$97,407,802	$8,572,113	$105,979,915

ICON Equity Income Fund
Assets
Common Stocks	$41,843,068	$-	$41,843,068
Preferred Stocks	2,064,712	-	2,064,712
Corporate Bonds	-	4,493,900	4,493,900
Convertible Corporate Bonds	-	304,063	304,063
U.S. Government Bonds	-	1,312,020	1,312,020
U.S. Treasury Obligation	-	504,844	504,844
Convertible Preferred Stock	400,500	-	400,500
Call Options Purchased	223,334	-	223,334
Put Option Purchased	15,200	-	15,200
Collateral for Securities on Loan	-	15,123,921	15,123,921
Short-Term Investments	-	827,492	827,492

Total	$44,546,814	$22,566,240	$67,113,054

ICON Long/Short Fund
Assets
Common Stocks	$19,119,667	$-	$19,119,667
Collateral for Securities on Loan	-	4,651,870	4,651,870

Total	$19,119,667	$4,651,870	$23,771,537

Liabilities
Securities Sold Short
Common Stock	$(514,224)	$-	$(514,224)
Mutual Funds	(1,007,076)	-	(1,007,076)

Total	$(1,521,300)	$-	$(1,521,300)

ICON Risk-Managed Equity Fund
Assets
Common Stocks	$26,441,694	$-	$26,441,694
Put Option Purchased	67,000	-	67,000
Collateral for Securities on Loan	-	2,827,853	2,827,853

Total	$26,508,694	$2,827,853	$29,336,547

Liabilities
Written Call Options	$(406,500)	$-	$(406,500)

Total	$(406,500)	$-	$(406,500)

52 Notes to Financial Statements

There were no Level 3 securities held in any of the Funds at March 31, 2011.

For the period ended March 31, 2011, there was no significant security transfer activity between Level 1 and Level 2.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the period ended March 31, 2011 was limited to purchased and written options.

The Risk-Managed Equity Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a

Notes to Financial Statements 53

Notes to Financial Statements (unaudited) (continued)

gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains, lack of liquidity for the option and lack of liquidity for the security or securities index.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or a call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of March 31, 2011, the Equity Income Fund engaged in purchased call and purchased put option transactions and the Risk-Managed Equity Fund engaged in written call and purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.

The Risk-Managed Equity Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. Such collateral is restricted from the Fund’s use. The cash collateral held for the prime broker and/or borrowings from the prime broker are included on the Statement of Assets and Liabilities. The securities pledged as collateral are included on the Schedule of Investments.

54 Notes to Financial Statements

The number of options contracts written and the premiums received by the Risk-Managed Equity Fund during the period ended March 31, 2011, were as follows:

	Risk-Managed Equity Fund
	Number of	Premiums
	Contracts	Received

Options outstanding, beginning of period	130	$247,668
Options written during period	1,540	3,717,772
Options closed during period	(1,520)	(3,578,945)

Options outstanding, end of period	150	$386,495

The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

Fair Values of Derivative Instruments as of March 31, 2011

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and		Assets and
Derivatives not accounted for	Liabilities	Fair	Liabilities	Fair
as hedging instruments	Location	Value	Location	Value

Purchased option contracts
Equity risk
ICON Equity Income Fund	Investments,	$238,534	Investments,	$-
ICON Risk-Managed Equity Fund	at value	67,000	at value	-
Written option contracts
Equity risk
ICON Risk-Managed Equity Fund	Options written, at value	$-	Options written, at value	$406,500

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not accounted for	Location of Gain/(Loss) on Derivatives
as hedging instruments	Recognized in Operations	Amount

Purchased option contracts
Equity risk
ICON Equity Income Fund	Net realized gain/(loss) from	$(417,048)
ICON Risk-Managed Equity Fund	investment transactions	(568,689)
Written option contracts
Equity risk
ICON Risk-Managed Equity Fund	Net realized gain/(loss) from written option transactions	$(1,154,502)

Notes to Financial Statements 55

Notes to Financial Statements (unaudited) (continued)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Derivatives not accounted for	Location of Gain/(Loss) on Derivatives
as hedging instruments	Recognized in Operations	Amount

Purchased option contracts
Equity risk
ICON Equity Income Fund	Change in unrealized net	$307,213
ICON Risk-Managed Equity Fund	appreciation/(depreciation) on investments	55,777
Written option contracts
Equity risk	Change in unrealized net
ICON Risk-Managed Equity Fund	appreciation/(depreciation) on written options	$(12,573)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ended March 31, 2011.

The Funds value derivatives at fair value, as described below, and recognize changes in fair value currently in the results of operations. Accordingly, the Funds do not follow hedge accounting, even for derivatives employed as economic hedges.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The cash collateral that is restricted from use is included on the Statement of Assets and Liabilities as “Deposits for short sales.” The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Dividends received on short sales are treated as an expense on the Statement of Operations. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of March 31, 2011, the Long/Short Fund engaged in short selling. The short

56 Notes to Financial Statements

positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. The cash collateral is invested in the State Street Navigator Prime Portfolio and is disclosed on the Schedule of Investments. The lending fees received and the Funds’ portion of the interest income earned on cash collateral are included on the Statement of Operations, if applicable.

As of March 31, 2011, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Bond Fund	$17,519,158	$18,158,433
ICON Core Equity Fund	8,139,495	8,345,135
ICON Equity Income Fund	14,187,785	15,123,921
ICON Long/Short Fund	4,557,046	4,651,870
ICON Risk-Managed Equity Fund	2,776,252	2,827,853

The value of the collateral above could include collateral held for securities that were sold on or before March 31, 2011. It may also include collateral received from the pre-funding of loans.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Notes to Financial Statements 57

Notes to Financial Statements (unaudited) (continued)

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Risk-Managed Equity Fund intend to distribute net investment income, if any, to shareholders quarterly. Other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

58 Notes to Financial Statements

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Below are the class level expenses that are included on the Statement of Operations:

		Printing	Transfer
	Legal	and Postage	Agent
Fund	Expense	Expense	Expense

ICON Bond Fund
Class I	$7,368	$14,426	$42,162
Class C	218	426	7,955
Class Z	53	104	3,198
Class A	1	3	-
ICON Core Equity Fund
Class I	3,429	13,974	34,904
Class C	1,141	4,650	30,348
Class Z	13	53	3,081
Class A	67	271	3,888
ICON Equity Income Fund
Class I	1,681	9,032	27,542
Class C	165	887	5,840
Class Z	5	25	2,999
Class A	98	526	3,009
ICON Long/Short Fund
Class I	708	5,080	16,593
Class C	576	4,127	13,157
Class Z	5	37	3,040
Class A	101	728	3,929
ICON Risk-Managed Equity Fund
Class I	1,173	7,996	23,511
Class C	172	1,175	5,281
Class Z	4	27	2,976
Class A	260	1,771	3,773

Notes to Financial Statements 59

Notes to Financial Statements (unaudited) (continued)

3. Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 0.60% of average daily net assets of the Bond Fund, 0.75% of average daily net assets of the Core Equity, Equity Income and Risk-Managed Equity Funds, and 0.85% of average daily net assets of the Long/Short Fund.

ICON Advisers has contractually agreed to limit its investment advisory fee and/or reimburse certain of the Funds’ operating expenses (exclusive of brokerage, interest, taxes, dividends on short sales and extraordinary expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

Fund	Class I	Class C	Class Z	Class A

ICON Bond Fund	1.00%	1.60%	0.75%	1.00%
ICON Equity Income Fund	1.45%	2.20%	1.20%	1.45%
ICON Long/Short Fund	1.55%	2.30%	1.25%	1.55%
ICON Risk-Managed Equity Fund	1.45%	2.20%	1.20%	1.45%

The Funds’ expense limitation, excluding the Bond Fund Class A, will continue in effect until at least January 31, 2021. The Bond Fund Class A’s expense limitation will continue in effect until at least January 31, 2012. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2011 the following amounts were still available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2011	2012	2013	2014

ICON Bond Fund	$17,420	$144,367	$245,979	$95,947
ICON Equity Income Fund	6,073	36,020	75,430	16,597
ICON Long/Short Fund	-	62,033	150,441	66,123
ICON Risk-Managed Equity Fund	6,554	34,273	139,018	67,011

60 Notes to Financial Statements

Accounting, Custody and Transfer Agent Fees

State Street Bank and Trust Company (“State Street”) serves as the fund accounting agent for the funds. For its services, the Trust pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction and cusip charges. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Funds’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2011, the Funds’ payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement with State Street to which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily assets of the Trust.

Notes to Financial Statements 61

Notes to Financial Statements (unaudited) (continued)

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares and for other shareholder services. Under the 12b-1 Plan, Bond Fund Class C shareholders pay an annual distribution and service fee of 0.85% of average daily net assets and Class I and Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The shareholders of the other Funds pay an annual distribution and service fee of 1.00% of average daily net assets for Class C shares and an annual distribution and service fee of 0.25% of average daily net assets for Class I shares and Class A shares. The total amount paid under the 12b-1 plans by the Funds is shown on the Statement of Operations.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 100% by the Funds. For the period ended March 31, 2011, the total related amounts paid by the Trust under this arrangement are included in Other Expenses on the Statements of Operations.

Some of the distribution amounts received by IDI, discussed in the Distribution Fees section above, have been used to offset various shareholder servicing costs incurred by ICON Advisers. For the period ended March 31, 2011, this amount was $7,992.

4. Borrowings

The Trust has entered into Lines of Credit agreements with State Street to provide temporary funding for redemption requests. The maximum borrowing is limited to $150 million. Interest on domestic borrowings is charged at the higher of the Federal Funds Rate effective on that day and the Overnight LIBOR Rate effective on that day plus 1.25%. The Funds may have borrowings with the prime broker as a result of brokerage requirements. Interest on domestic borrowing with the prime broker is charged at the Fed Funds rate plus 0.50%. The average interest rate charged for ICON Bond Fund, ICON Core Equity Fund and ICON Equity Income Fund for the period ended March 31, 2011 was 1.48%. The average interest rate

62 Notes to Financial Statements

charged for ICON Long/Short Fund and ICON Risk-Managed Equity Fund for the period ended March 31, 2011 was 2.18%.

Average Borrowing
Fund	(10/1/10-3/31/11)

ICON Bond Fund	$87,894
ICON Core Equity Fund	309,679
ICON Equity Income Fund	9,528
ICON Long/Short Fund*	638,105
ICON Risk-Managed Equity Fund*	1,219,013

*	Fund had outstanding borrowings under these agreements as of March 31, 2011.

5. Purchases and Sales of Investment Securities

For the period ended March 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding securities sold short, short-term securities and written options contracts) was as follows:

				Proceeds
			Purchases of	from Sales of
		Proceeds	Long-Term	Long-Term
	Purchases of	from Sales	U.S. Government	U.S. Government
Fund	Securities	of Securities	Obligations	Obligations

ICON Bond Fund	$24,427,259	$29,866,250	$5,555,955	$10,749,276
ICON Core Equity Fund	40,240,632	63,038,470	-	-
ICON Equity Income Fund	27,522,211	24,692,429	1,003,930	-
ICON Long/Short Fund	8,866,314	17,136,928	-	-
ICON Risk-Managed Equity Fund	8,639,698	11,482,878	-	-

6. Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryforwards.

The tax components of capital shown in the following tables represent losses or deductions the Funds may be able to offset against income and gains recognized in future years and post October loss deferrals. The accumulated losses noted represent net capital loss carryforwards as of September 30,

Notes to Financial Statements 63

Notes to Financial Statements (unaudited) (continued)

2010 that may be available to offset future realized capital gains and thereby reduce future taxable income distributions.

For the year ended September 30, 2010 the following Funds had capital loss carryforwards:

Fund	Amounts	Expires

ICON Core Equity Fund	$1,364,078	2016
	32,616,367	2017
	19,833,424	2018
ICON Equity Income Fund	77,639	2016
	14,946,877	2017
	19,098,068	2018
ICON Long/Short Fund	44,159,483	2017
	19,325,857	2018
ICON Risk-Managed Equity Fund	260,291	2016
	7,975,360	2017
	14,212,596	2018

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions.

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2010, were as follows:

	Distributions Paid From		Total
	Ordinary	Net Long-	Distributions
Fund	Income	Term Gains	Paid

ICON Bond Fund	$7,731,554	$158,909	$7,890,463
ICON Core Equity Fund	1,543,355	-	1,543,355
ICON Equity Income Fund	1,655,386	-	1,655,386
ICON Long/Short Fund	370,083	-	370,083
ICON Risk-Managed Equity Fund	130,024	-	130,024

As of September 30, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

							Total
	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
	Ordinary	Net Long-	Accumulated	Distributions	Capital and	Appreciation/	Earnings/
Fund	Income	Term Gains	Earnings	Payable*	Other Losses	(Depreciation)**	(Deficit)

ICON Bond Fund	$2,231,751	$71,880	$2,303,631	$(521,290)	$-	$10,144,363	$11,926,704
ICON Core Equity Fund	168,474	-	168,474	-	(53,813,869)	5,206,423	(48,438,972)
ICON Equity Income Fund	291,107	-	291,107	(262,949)	(34,122,584)	3,825,892	(30,268,534)
ICON Long/Short Fund	-	-	-	-	(63,485,346)	300,045	(63,185,301)
ICON Risk-Managed Equity Fund	29,973	-	29,973	-	(22,448,247)	2,757,633	(19,660,641)

64 Notes to Financial Statements

*	Differences between the financial statement distribution payable and the tax basis distribution payable are a result of accrual based accounting and cash basis accounting used for federal tax reporting purposes.

**	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

As of March 31, 2011, cost for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

		Unrealized	Unrealized	Net Appreciation/
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

ICON Bond Fund	$146,793,158	$7,226,349	$(617,226)	$6,609,123
ICON Core Equity Fund	87,507,605	19,079,723	(607,413)	18,472,310
ICON Equity Income Fund	60,326,428	7,169,563	(382,937)	6,786,626
ICON Long/Short Fund	20,781,120	3,152,977	(162,560)	2,990,417
ICON Risk-Managed Equity Fund	24,384,208	5,115,088	(162,749)	4,952,339

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Funds. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for each fund’s fiscal year ending 2012.

7. Subsequent Events

Management has evaluated the possibility of subsequent events and determined that there are no material events that would require disclosure in the Funds’ financial statements.

Notes to Financial Statements 65

Six Month Hypothetical Expense Example
March 31, 2011 (Unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/1/10-3/31/11).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your

66 Expense Example

ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense
	Account Value	Account Value	During Period	Ratio
	10/1/10	3/31/11	10/1/10-3/31/11*	10/1/10-3/31/11

Actual Expenses
ICON Bond Fund
Class I	$1,000.00	$1,003.30	$5.00	1.00%
Class C	1,000.00	1,000.30	7.98	1.60%
Class Z	1,000.00	1,004.50	3.75	0.75%
Class A	1,000.00	1,004.00	5.02	1.00%
ICON Core Equity Fund
Class I	1,000.00	1,214.10	7.21	1.31%
Class C	1,000.00	1,208.10	12.33	2.24%
Class Z	1,000.00	1,200.20	16.70	3.04%
Class A	1,000.00	1,207.60	13.73	2.49%
ICON Equity Income Fund
Class I	1,000.00	1,139.40	7.74	1.45%
Class C	1,000.00	1,135.40	11.71	2.20%
Class Z	1,000.00	1,141.20	6.41	1.20%
Class A	1,000.00	1,139.60	7.74	1.45%
ICON Long/Short Fund
Class I	1,000.00	1,129.10	11.40	2.15%
Class C	1,000.00	1,124.90	15.41	2.91%
Class Z	1,000.00	1,131.10	9.60	1.81%
Class A	1,000.00	1,129.10	11.13	2.10%
ICON Risk-Managed Equity Fund
Class I	1,000.00	1,101.80	7.78	1.49%
Class C	1,000.00	1,097.60	11.69	2.24%
Class Z	1,000.00	1,103.10	6.47	1.23%
Class A	1,000.00	1,102.30	7.79	1.49%
Hypothetical (assuming a 5% return before expenses)
ICON Bond Fund
Class I	1,000.00	1,019.94	5.04
Class C	1,000.00	1,016.95	8.05
Class Z	1,000.00	1,021.19	3.78
Class A	1,000.00	1,019.92	5.06
ICON Core Equity Fund
Class I	1,000.00	1,018.41	6.58
Class C	1,000.00	1,013.77	11.24
Class Z	1,000.00	1,009.76	15.25
Class A	1,000.00	1,012.49	12.52

Expense Example 67

				Annualized
	Beginning	Ending	Expenses Paid	Expense
	Account Value	Account Value	During Period	Ratio
	10/1/10	3/31/11	10/1/10-3/31/11*	10/1/10-3/31/11

ICON Equity Income Fund
Class I	$1,000.00	$1,017.70	$7.30
Class C	1,000.00	1,013.96	11.05
Class Z	1,000.00	1,018.95	6.04
Class A	1,000.00	1,017.70	7.30
ICON Long/Short Fund
Class I	1,000.00	1,014.22	10.79
Class C	1,000.00	1,010.43	14.58
Class Z	1,000.00	1,015.92	9.09
Class A	1,000.00	1,014.47	10.53
ICON Risk-Managed Equity Fund
Class I	1,000.00	1,017.52	7.47
Class C	1,000.00	1,013.78	11.23
Class Z	1,000.00	1,018.78	6.21
Class A	1,000.00	1,017.52	7.47

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

68 Expense Example

Other Information (unaudited)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

Other Information 69

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

2011 Semiannual Report
ICON International Funds
Investment Update
(Unaudited)

ICON Asia-Pacific Region Fund
ICON Europe Fund
ICON International Equity Fund

1-800-764-0442 ï www.iconfunds.com

                                                                                                    SAR-INTL-11
                                                                                                    K18055

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442  •  www.iconfunds.com

Table of Contents

About This Report (Unaudited)	2

Schedules of Investments (Unaudited)
ICON Asia-Pacific Region Fund	4
ICON Europe Fund	9
ICON International Equity Fund	13

Financial Statements (Unaudited)	18

Financial Highlights (Unaudited)	26

Notes to Financial Statements (Unaudited)	33

Six-Month Hypothetical Expense Example (Unaudited)	49

Other Information (Unaudited)	52

About This Report (unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2011, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

While ICON’s quantitative investment methodology primarily considers company-specific factors beyond financial data, various company factors may impact a stock’s performance, and therefore, Fund performance. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter

2 About This Report

period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment in a region fund may involve greater risk and volatility than a diversified fund. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

According to ICON, value investing is an analytical, quantitative approach to investing that employs various factors, including projecting earnings growth estimates, in an effort to determine whether securities are over- or underpriced relative to ICON’s estimates of their intrinsic value. Value investing involves risks and uncertainties and does not guarantee better performance or lower costs than other investment methodologies. ICON’s value-to-price ratio is a ratio of intrinsic value, as calculated using ICON’s proprietary valuation methodology, of a broad range of domestic and international securities within ICON’s system as compared to the current market price of those securities.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

About This Report 3

ICON Asia-Pacific Region Fund
Schedule of Investments
March 31, 2011 (unaudited)

Shares or Principal Amount		Value

Common Stocks (97.8%)
648,000	Agricultural Bank of China, Ltd., Class H†	$366,201
33,000	Air Water, Inc.(a)	401,893
20,200	Aisin Seiki Co., Ltd.(a)	702,176
364,000	Alliance Financial Group Bhd.	380,850
324,000	Apollo Tyres, Ltd.	507,339
62,100	Australia & New Zealand Banking Group, Ltd.	1,528,601
397,000	Axiata Group Bhd.†	627,671
620,000	Bank Danamon Indonesia Tbk PT	465,610
1,144,000	Bank of Ayudhya PCL	938,164
1,083,500	Bank of China, Ltd., Class H	602,520
29,300	Bank of India	311,873
79,000	Bank of Yokohama, Ltd.(a)	375,518
689,000	Bank Rakyat Indonesia Persero Tbk PT	454,375
42,700	BHP Billiton, Ltd.	2,049,491
40,700	BS Financial Group, Inc.†	589,936
18,000	Caltex Australia, Ltd.	290,427
15,600	Canon, Inc.	670,952
650,000	Chaoda Modern Agriculture Holdings, Ltd.	404,833
1,434,870	China Construction Bank Corp., Class H	1,343,304
761,000	China Petroleum & Chemical Corp., Class H	760,843
839,000	China Railway Group, Ltd., Class H	540,230
127,000	China Yurun Food Group, Ltd.	426,451
3,470	CJ CheilJedang Corp.	727,040
30,000	Coca-Cola Amatil, Ltd.	364,275
6,750	Daelim Industrial Co., Ltd.	657,532
117,800	Dah Sing Financial Group, Ltd.	729,330
78,000	DBS Group Holdings, Ltd.	905,573
3,100	Doosan Corp.	403,568
24,700	Doosan Infracore Co., Ltd.†	686,797
10,600	FamilyMart Co., Ltd.(a)	397,854
84,000	FUJITSU, Ltd.(a)	474,688
233,000	Gamuda Bhd.	296,908
1,722,000	Guangdong Investment, Ltd.	870,493
356,000	Guangzhou Automobile Group Co., Ltd., Class H	434,508
25,700	Hana Financial Group, Inc.	1,109,783
14,200	Hanwha Corp.	654,002

4 Schedule of Investments

Shares or Principal Amount		Value

30,200	HCL Technologies, Ltd.	$325,330
57,000	Hengan International Group Co., Ltd.	423,049
238,000	Hitachi, Ltd.(a)	1,238,928
24,200	Honda Motor Co., Ltd.(a)	899,117
138,500	Housing Development & Infrastructure, Ltd.†	556,090
32,100	Hoya Corp.(a)	732,553
4,000	Hyosung Corp.	320,724
670,000	Indika Energy Tbk PT	303,783
287,000	Indocement Tunggal Prakarsa Tbk PT	538,702
248,000	Insurance Australia Group, Ltd.	921,012
132,000	ITOCHU Corp.(a)	1,381,361
142,800	IVRCL Infrastructures & Projects, Ltd.	262,483
14,000	JSR Corp.(a)	280,770
99,000	Kingboard Chemical Holdings, Ltd.	521,228
13,500	Kintetsu World Express, Inc.(a)	422,050
11,000	Korea Electric Power Corp.†	269,444
7,400	Korea Gas Corp.	246,795
41,000	Korea Life Insurance Co., Ltd.†	283,037
26,000	Korean Reinsurance Co.†	303,301
22,500	Kuraray Co., Ltd.	290,537
11,000	LG Display Co., Ltd.	344,752
4,150	LG Innotek Co., Ltd.	439,888
7,730	LS Corp.	774,527
86,000	Lupin, Ltd.	807,499
78,600	Meritz Fire & Marine Insurance Co., Ltd.†(b)	741,611
380,000	Metropolitan Bank & Trust†	562,696
111,000	Minebea Co., Ltd.(a)	612,619
35,000	Mitsubishi Electric Corp.(a)	411,900
80,000	Mitsubishi Gas Chemical Co., Inc.	573,536
66,400	Mitsui & Co., Ltd.(a)	1,188,817
222,000	MobileOne, Ltd.	424,482
52,400	National Australia Bank, Ltd.	1,400,516
10,800	Newcrest Mining, Ltd.	444,899
39,000	NHK Spring Co., Ltd.	386,413
2,800	Nitori Holdings Co., Ltd.(a)	245,903
12,300	Nitto Denko Corp.	651,751
201,000	Noble Group, Ltd.(a)	340,901
660	OCI Co., Ltd.	296,804
301,000	OneSteel, Ltd.	759,064
11,000	Orica, Ltd.	300,347
4,800	Otsuka Corp.(a)	308,910
69,000	Oversea-Chinese Banking Corp., Ltd.	524,394
590,000	PetroChina Co., Ltd., Class H	902,070
2,405	POSCO	1,103,471
734,000	Pruksa Real Estate PCL	446,921
63,000	PTT Chemical PCL	307,774
146,000	PTT Exploration & Production PCL	869,255
58,400	PTT PCL	684,170

Schedule of Investments 5

Shares or Principal Amount		Value

22,000	Reliance Industries, Ltd.	$519,266
40,500	Reliance Infrastructure, Ltd.	638,993
10,600	Rio Tinto, Ltd.	929,076
54,500	Sesa Goa, Ltd.	356,778
1,350,000	Shenzhen Expressway Co., Ltd., Class H	884,805
17,400	Shinhan Financial Group Co., Ltd.	789,835
132,000	Singapore Technologies Engineering, Ltd.	341,200
6,700	SK C&C Co., Ltd.	593,134
4,700	SK Holdings Co., Ltd.	706,085
2,810	SK Innovation Co., Ltd.	540,135
5,100	SMC Corp.(a)	839,424
166,000	Sterlite Industries India, Ltd.	646,598
140,000	Straits Asia Resources, Ltd.	278,449
155,000	Sumitomo Chemical Co., Ltd.(a)	774,397
24,000	Sumitomo Electric Industries, Ltd.(a)	332,379
40,000	Sumitomo Rubber Industries, Ltd.(a)	407,200
56,000	Sumitomo Trust & Banking Co., Ltd.†(a)	295,922
152,361	Taiwan Mobile Co., Ltd.	358,542
28,500	Tata Motors, Ltd.	795,597
20,500	Tata Steel, Ltd.	286,023
438,750	Tenaga Nasional Bhd.	904,696
13,700	Terumo Corp.(a)	721,812
434,000	Thai Union Frozen Products PCL	660,260
24,300	Tokio Marine Holdings, Inc.	648,796
5,000	Tokyo Electron, Ltd.	275,667
32,600	Toyota Motor Corp.(a)	1,293,707
58,400	Union Bank of India	457,603
143,000	United Phosphorus, Ltd.	483,913
3,300	USS Co., Ltd.	256,845
51,000	Venture Corp., Ltd.	388,799
46,400	Woori Finance Holdings Co., Ltd.	614,253

Total Common Stocks (Cost $59,387,594)		68,847,982

Collateral for Securities on Loan (20.2%)
14,213,493	State Street Navigator Prime Portfolio	14,213,493

Total Collateral for Securities on Loan (Cost $14,213,493)		14,213,493

Short-Term Investment (2.0%)
$1,421,983	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/11	1,421,983

Total Short-Term Investments (Cost $1,421,983)		1,421,983
Total Investments 120.0%* (Cost $75,023,070)		84,483,458
Liabilities Less Other Assets (20.0)%		(14,070,051)

Net Assets 100.0%		$70,413,407

6 Schedule of Investments

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of March 31, 2011 was 93.7% of net assets.

(a)	All or a portion of the security was on loan as of March 31, 2011.

(b)	This security is considered to be illiquid. The value of this security at March 31, 2011 was $741,611, which represents 1.1% of the Fund’s Net Assets.

ICON Asia-Pacific Region Fund
Country Composition
as of March 31, 2011
(Unaudited)

Japan	26.3%
South Korea	18.8%
Australia	12.7%
India	9.9%
China	9.5%
Thailand	5.5%
Hong Kong	4.1%
Singapore	4.1%
Malaysia	3.1%
Indonesia	2.5%
Philippines	0.8%
Taiwan	0.5%

97.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund
Sector Composition
March 31, 2011
(Unaudited)

Financial	26.5%
Materials	17.5%
Industrials	17.1%
Information Technology	9.0%
Energy	7.3%
Consumer Discretionary	7.3%
Telecommunication & Utilities	6.1%
Consumer Staples	4.8%
Health Care	2.2%

97.8%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments 7

ICON Asia-Pacific Region Fund
Industry Composition
March 31, 2011
(Unaudited)

Diversified Banks	19.6%
Diversified Metals & Mining	5.2%
Trading Companies & Distributors	4.1%
Automobile Manufacturers	3.8%
Steel	3.6%
Integrated Oil & Gas	3.3%
Property & Casualty Insurance	3.3%
Industrial Machinery	3.0%
Electronic Components	2.9%
Commodity Chemicals	2.6%
Packaged Foods & Meats	2.6%
Electric Utilities	2.6%
Construction & Engineering	2.5%
Diversified Chemicals	2.2%
Wireless Telecommunication Services	2.0%
Oil & Gas Refining & Marketing	1.9%
Electronic Equipment & Instruments	1.8%
IT Consulting & Other Services	1.7%
Industrial Conglomerates	1.6%
Electrical Components & Equipment	1.6%
Auto Parts & Equipment	1.5%
Real Estate Development	1.4%
Regional Banks	1.4%
Specialty Chemicals	1.3%
Tires & Rubber	1.3%
Highways & Railtracks	1.3%
Water Utilities	1.2%
Oil & Gas Exploration & Production	1.2%
Pharmaceuticals	1.2%
Construction & Farm Machinery & Heavy Trucks	1.1%
Health Care Equipment	1.0%
Office Electronics	1.0%
Other Industries (each less than 1%)	11.0%

97.8%

Percentages are based upon common stocks as a percentage of net assets.

8 Schedule of Investments

ICON Europe Fund
Schedule of Investments
March 31, 2011 (unaudited)

Shares or Principal Amount		Value

Common Stocks (98.0%)
25,500	ABB, Ltd.	$612,330
5,800	Adidas AG	364,657
3,900	Air Liquide S.A.	518,647
6,600	Allianz SE	924,169
7,700	Anheuser-Busch InBev NV	438,991
1,200	Aperam	48,213
24,000	ArcelorMittal	867,694
3,100	Arkema S.A.	281,838
50,200	AXA S.A.	1,048,883
32,100	Banco Santander S.A.	374,415
14,200	BASF SE	1,225,673
3,900	Bauer AG	196,453
3,130	Bayer AG	241,833
4,600	Bayerische Motoren Werke AG	381,909
27,900	BHP Billiton PLC	1,104,594
8,028	BNP Paribas	586,884
123,300	BP PLC	905,895
3,860	Brenntag AG†	428,660
10,834	Cie Generale des Etablissements Michelin, Class B	913,832
26,800	CNP Assurances	568,795
6,200	Credit Suisse Group AG	263,005
4,700	Deutsche Bank AG	275,569
41,400	Deutsche Post AG	744,093
21,300	Diageo PLC	404,876
19,100	DSV A/S	470,320
12,300	Duerr AG	407,023
41,800	GEA Group AG	1,375,066
3,582	Gerry Weber International AG	207,806
87,400	HSBC Holdings PLC	902,763
35,000	ING Groep NV†	444,284
67,000	Intesa Sanpaolo SpA	197,656
4,100	K+S AG	309,164
141,000	KOC Holding A/S	654,587
7,800	Koninklijke Philips Electronics NV	249,857
3,400	Kuehne + Nagel International AG	475,313
6,900	Lanxess AG	517,142
154,000	Legal & General Group PLC	284,303
1,600	Linde AG	252,611
8,200	LUKOIL OAO, ADR(a)	585,398
3,500	MAN SE	435,480
1,800	Mayr Melnhof Karton AG	209,956
3,700	MTU Aero Engines Holding AG	250,662
1,150	Muenchener Rueckversicherungs Gesellschaft AG	180,790
27,300	Nestle S.A.	1,563,337
11,900	Novartis AG	644,396
2,000	Nutreco NV(a)	146,686
270,100	Old Mutual PLC	588,436
3,200	Omega Pharma	154,005
10,900	OMV AG	492,774
19,100	Praktiker Bau- und Heimwerkermaerkte Holding AG	223,922
6,200	Renault S.A.	342,593
71,000	Rexam PLC	413,959
6,600	RioTinto PLC	466,608
1,860	Roche Holding AG	265,543
34,000	Royal Dutch Shell PLC, Class B	1,234,677
19,600	SAP AG	1,198,742
900	Schneider Electric S.A.(a)	153,712
6,500	Seadrill, Ltd.	235,001
13,700	Siemens AG	1,874,002
535	Sika AG	1,285,676

Schedule of Investments 9

Shares or Principal Amount		Value

5,194	Societe Generale	$337,372
478,000	Sonae	557,066
40,300	Statoil ASA	1,116,144
20,000	Svenska Cellulosa AB, Class B	321,844
27,700	Takkt AG	441,635
149,000	Tekfen Holding A/S	585,011
65,200	Telenor ASA	1,073,074
20,800	Temenos Group AG†	787,157
20,900	Total S.A.	1,273,510
2,800	Transocean, Ltd.†	218,676
21,800	Unilever NV	683,050
12,018	Vallourec S.A.	1,346,679
17,600	Vedanta Resources PLC	670,801
146,000	Vodafone Group PLC	416,072
1,800	Wacker Chemie AG	403,222
4,000	Yara International ASA	202,623
33,600	YIT Oyj	995,432

Total Common Stocks (Cost $38,430,237)		44,845,526

Preferred Stock (0.3%)
2,400	Porsche Automobil Holding SE(a)	156,276

Total Preferred Stocks (Cost $164,631)		156,276

Right (0.0%)
2,400	Porsche Automobil Holding SE, 04/12/11†	20,806

Total Rights (Cost $26,793)		20,806

Collateral for Securities on Loan (2.1%)
940,692	State Street Navigator Prime Portfolio	940,692

Total Collateral for Securities on Loan (Cost $940,692)		940,692

Short-Term Investment (0.4%)
$176,990	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/11	176,990

Total Short-Term Investments (Cost $176,990)		176,990
Total Investments 100.8%* (Cost $39,739,343)		46,140,290
Liabilities Less Other Assets (0.8)%		(365,424)

Net Assets 100.0%		$45,774,866

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of March 31, 2011 was 95.0% of net assets.

(a)	All or a portion of the security was on loan as of March 31, 2011.

ADR	American Depositary Receipt

10 Schedule of Investments

ICON Europe Fund
Country Composition
March 31, 2011
(Unaudited)

Germany	28.5%
France	16.1%
United Kingdom	13.4%
Switzerland	13.4%
Netherlands	6.0%
Norway	5.2%
Turkey	2.7%
Finland	2.2%
Luxembourg	2.0%
Austria	1.6%
Belgium	1.3%
Russia	1.3%
Portugal	1.2%
Denmark	1.0%
Spain	0.8%
Sweden	0.7%
Bermuda	0.5%
Italy	0.4%

98.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund
Sector Composition
March 31, 2011
(Unaudited)

Industrials	25.8%
Materials	19.9%
Financial	15.2%
Energy	13.2%
Consumer Staples	7.1%
Consumer Discretionary	6.7%
Information Technology	4.3%
Telecommunication & Utilities	3.3%
Health Care	2.8%

98.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Schedule of Investments 11

ICON Europe Fund
Industry Composition
March 31, 2011
(Unaudited)

Integrated Oil & Gas	12.3%
Industrial Conglomerates	7.3%
Industrial Machinery	6.8%
Diversified Banks	5.2%
Packaged Foods & Meats	4.9%
Diversified Metals & Mining	4.9%
Application Software	4.3%
Multi-line Insurance	4.3%
Construction & Engineering	3.9%
Diversified Chemicals	3.8%
Specialty Chemicals	3.7%
Life & Health Insurance	3.2%
Pharmaceuticals	2.5%
Integrated Telecommunication Services	2.3%
Steel	2.0%
Tires & Rubber	2.0%
Automobile Manufacturers	1.9%
Industrial Gases	1.7%
Air Freight & Logistics	1.6%
Heavy Electrical Equipment	1.3%
Apparel, Accessories & Luxury Goods	1.3%
Diversified Capital Markets	1.2%
Fertilizers & Agricultural Chemicals	1.1%
Marine	1.0%
Trucking	1.0%
Oil & Gas Drilling	1.0%
Other Diversified Financial Services	1.0%
Catalog Retail	1.0%
Brewers	1.0%
Construction & Farm Machinery & Heavy Trucks	1.0%
Other Industries (each less than 1%)	7.8%

98.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

12 Schedule of Investments

ICON International Equity Fund
Schedule of Investments
March 31, 2011 (unaudited)

Shares or Principal Amount		Value

Common Stocks (92.6%)
34,000	Adani Enterprises, Ltd.	$506,138
727,000	Agricultural Bank of China, Ltd., Class H†	410,846
6,000	Air Liquide S.A.	797,919
7,400	Allianz SE	1,036,189
9,100	Anheuser-Busch InBev NV	518,807
557,000	Apollo Tyres, Ltd.	872,185
4,800	Arkema S.A.	436,394
336,000	Ashok Leyland, Ltd.	429,452
237,000	Astra International Tbk PT	1,550,062
65,000	AXA S.A.	1,358,115
645,000	Bank Danamon Indonesia Tbk PT	484,385
1,853,500	Bank of China, Ltd., Class H	1,030,707
16,000	Bank of Nova Scotia	981,784
24,400	Barrick Gold Corp.	1,268,196
21,100	BASF SE	1,821,246
24,600	BHP Billiton, Ltd.	1,180,737
16,719	BNP Paribas	1,222,237
123,410	BP PLC	906,703
6,000	Brenntag AG†	666,310
36,300	Centerra Gold, Inc.	651,490
1,468,000	Chaoda Modern Agriculture Holdings, Ltd.	914,301
1,055,020	China Construction Bank Corp., Class H	987,694
773,000	China Green Holdings, Ltd.	594,315
406,000	China Minsheng Banking Corp., Ltd., Class H	374,269
1,980,000	China Petroleum & Chemical Corp., Class H	1,979,592
108,000	China Yurun Food Group, Ltd.	362,652
39,700	Cia Siderurgica Nacional S.A.	648,759
10,400	Cie Generale des Etablissements Michelin, Class B	877,225
44,800	CNP Assurances	950,821
10,300	Daelim Industrial Co., Ltd.	1,003,346
41,300	Deutsche Post AG	742,295
62,000	Duratex S.A.	655,070
40,000	Exxaro Resources, Ltd.	976,478
72,600	GEA Group AG	2,388,273
21,500	Goldcorp, Inc.	1,072,006
5,262,000	Guangdong Investment, Ltd.	2,660,009
28,000	Hana Financial Group, Inc.	1,209,102
412,000	Hidili Industry International Development, Ltd.	365,135
173,000	Hitachi, Ltd.(a)	900,565
90,900	HSBC Holdings PLC	938,915
8,600	Hyundai Motor Co.	1,589,401
1,380,000	Indika Energy Tbk PT	625,702
90,100	Industrial Bank of Korea	1,550,353

Schedule of Investments 13

Shares or Principal Amount		Value

192,000	IVRCL Infrastructures & Projects, Ltd.	$352,918
26,000	JSW Steel, Ltd.	536,365
11,000	KB Financial Group, Inc.	575,414
237,300	KOC Holding A/S	1,101,657
149,000	Korea Life Insurance Co., Ltd.†	1,028,598
72,000	Korean Reinsurance Co.†	839,910
89,000	LG Fashion Corp.	2,401,040
7,400	LG Innotek Co., Ltd.	784,378
145,000	Marico, Ltd.	448,393
117,000	Mitsui & Co., Ltd.(a)	2,094,752
157,000	Nagarjuna Construction Co.	356,373
29,000	Nestle S.A.	1,660,687
686,181	Noble Group, Ltd.(a)	1,163,780
113,000	Northam Platinum, Ltd.(a)	733,636
92,000	Oil & Natural Gas Corp., Ltd.	598,347
451,000	Old Mutual PLC	982,542
460,000	OneSteel, Ltd.	1,160,031
29,500	Pan American Silver Corp.(a)	1,095,714
5,240	POSCO	2,404,237
1,841,000	Pruksa Real Estate PCL	1,120,956
47,900	Reliance Infrastructure, Ltd.	755,747
6,300	Rio Tinto, Ltd.	552,187
39,500	Royal Dutch Shell PLC, Class B	1,434,404
33,400	SAP AG	2,042,755
15,000	Seadrill, Ltd.	542,311
21,000	Siemens AG	2,872,557
680	Sika AG	1,634,130
12,900	SK C&C Co., Ltd.	1,142,004
10,600	SK Holdings Co., Ltd.	1,592,447
14,983	Societe Generale	973,209
61,300	Statoil ASA	1,697,757
293,000	Sterlite Industries India, Ltd.	1,141,284
28,000	Sumitomo Electric Industries, Ltd.(a)	387,776
137,000	Sumitomo Heavy Industries, Ltd.(a)	892,381
19,900	Suncor Energy, Inc.	892,472
86,000	Tata Motors, Ltd.	2,400,748
218,800	Tekfen Holding A/S	859,064
71,000	Telenor ASA	1,168,532
28,300	Temenos Group AG†	1,070,988
25,000	Teva Pharmaceutical Industries, Ltd., ADR	1,254,250
485,000	Thai Union Frozen Products PCL	737,848
24,800	Toronto-Dominion Bank(a)	2,194,781
31,155	Total S.A.	1,898,384
11,900	TransCanada Corp.(a)	482,505
218,000	United Phosphorus, Ltd.	737,714
17,070	Vallourec S.A.	1,912,781
21,400	Vedanta Resources PLC	815,633
81,200	Woori Finance Holdings Co., Ltd.	1,074,943
38,300	YIT Oyj	1,134,674

Total Common Stocks (Cost $87,797,795)		100,232,174

Preferred Stocks (6.8%)
62,340	Banco Bradesco S.A.	1,273,414
184,000	Investimentos Itau S.A.	1,442,563

14 Schedule of Investments

Shares or Principal Amount		Value

168,000	Petroleo Brasileiro S.A.	$2,933,684
61,000	Vale S.A.	1,770,612

Total Preferred Stocks (Cost $6,046,638)		7,420,273

Collateral for Securities on Loan (8.2%)
8,836,998	State Street Navigator Prime Portfolio	8,836,998

Total Collateral for Securities on Loan (Cost $8,836,998)		8,836,998

Short-Term Investment (0.6%)
$699,421	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/11	699,421

Total Short-Term Investments (Cost $699,421)		699,421
Total Investments 108.2%* (Cost $103,380,852)		117,188,866
Liabilities Less Other Assets (8.2)%		(8,922,829)

Net Assets 100.0%		$108,266,037

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of March 31, 2011 was 80.8% of net assets.

(a)	All or a portion of the security was on loan as of March 31, 2011.

ADR	American Depositary Receipt

Schedule of Investments 15

ICON International Equity Fund
Country Composition
March 31, 2011
(Unaudited)

South Korea	15.9%
Germany	10.7%
France	9.6%
India	8.4%
Brazil	8.1%
Canada	8.0%
China	5.1%
Hong Kong	4.9%
Switzerland	4.0%
Japan	3.9%
United Kingdom	3.4%
Australia	2.7%
Norway	2.6%
Indonesia	2.5%
Turkey	1.8%
Thailand	1.7%
South Africa	1.6%
Netherlands	1.3%
Israel	1.2%
Finland	1.0%
Bermuda	0.5%
Belgium	0.5%

99.4%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund
Sector Composition
March 31, 2011
(Unaudited)

Financial	22.2%
Industrials	21.1%
Materials	20.8%
Energy	12.9%
Consumer Discretionary	6.7%
Information Technology	5.5%
Consumer Staples	4.8%
Telecommunication & Utilities	4.2%
Health Care	1.2%

99.4%

Percentages are based upon common and preferred stocks as a percentage of net assets.

16 Schedule of Investments

ICON International Equity Fund
Industry Composition
March 31, 2011
(Unaudited)

Diversified Banks	15.4%
Integrated Oil & Gas	10.8%
Steel	6.0%
Industrial Conglomerates	5.1%
Industrial Machinery	4.8%
Diversified Metals & Mining	4.6%
Trading Companies & Distributors	4.1%
Construction & Engineering	3.4%
Automobile Manufacturers	2.9%
Application Software	2.9%
Gold	2.8%
Life & Health Insurance	2.7%
Construction & Farm Machinery & Heavy Trucks	2.6%
Packaged Foods & Meats	2.6%
Water Utilities	2.5%
Apparel, Accessories & Luxury Goods	2.2%
Multi-line Insurance	2.2%
Precious Metals & Minerals	1.7%
Diversified Chemicals	1.7%
Tires & Rubber	1.6%
Specialty Chemicals	1.5%
Agricultural Products	1.4%
Pharmaceuticals	1.2%
Integrated Telecommunication Services	1.1%
IT Consulting & Other Services	1.1%
Real Estate Development	1.0%
Other Industries (each less than 1%)	9.5%

99.4%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Schedule of Investments 17

Statements of Assets and Liabilities
March 31, 2011 (unaudited)

	ICON
	Asia-Pacific	ICON	ICON
	Region	Europe	International
	Fund	Fund	Equity Fund
Assets
Investments, at cost	$75,023,070	$39,739,343	$103,380,852

Investments, at value†	84,483,458	46,140,290	117,188,866
Foreign currency, at value(a)	2,038,952	12,854	32,350
Receivables:
Fund shares sold	69,356	23,967	101,908
Investments sold	325,717	635,845	826,135
Dividends	277,784	54,101	286,222
Expense reimbursements by Adviser	21,441	19,425	1,484
Foreign tax reclaims	401	89,049	79,836
Other assets	55,654	28,336	52,646

Total Assets	87,272,763	47,003,867	118,569,447

Liabilities
Payables:
Investments purchased	2,410,664	173,613	1,193,079
Payable for collateral received on securities loaned	14,213,493	940,692	8,836,998
Fund shares redeemed	52,515	50,667	115,633
Advisory fees	58,497	38,508	89,979
Accrued distribution fees	1,075	107	19,567
Fund accounting fees	7,172	5,133	11,776
Transfer agent fees	13,632	11,669	19,500
Administration fees	2,841	1,656	4,446
Trustee fees	2,677	1,727	3,924
Capital gains tax	74,006	-	-
Accrued expenses	22,784	5,229	8,508

Total Liabilities	16,859,356	1,229,001	10,303,410

Net Assets - all share classes	$70,413,407	$45,774,866	$108,266,037

Net Assets - Class S	$68,007,113	$45,512,763	$41,768,161

Net Assets - Class I	$-	$-	$34,500,365

Net Assets - Class C	$1,019,893	$84,115	$13,411,269

Net Assets - Class Z	$-	$-	$12,848,567

Net Assets - Class A	$1,386,401	$177,988	$5,736,641

Net Assets - Class Q	$-	$-	$1,034

18 Financial Statements

Statements of Assets and Liabilities
March 31, 2011 (unaudited) continued

	ICON
	Asia-Pacific	ICON	ICON
	Region	Europe	International
	Fund	Fund	Equity Fund
Net Assets Consist of
Paid-in capital	$74,260,957	$91,608,335	$181,005,928
Accumulated undistributed net investment income/(loss)	(461,076)	178,926	(388,379)
Accumulated undistributed net realized gain/(loss) from investment and foreign currency transactions	(12,867,589)	(52,421,621)	(86,099,158)
Unrealized appreciation/(depreciation) on investments and foreign currency transactions	9,481,115	6,409,226	13,747,646

Net Assets	$70,413,407	$45,774,866	$108,266,037

Shares outstanding (unlimited shares authorized, no par value)
Class S	5,101,353	3,134,550	3,124,286
Class I	-	-	2,649,143
Class C	78,039	5,880	1,088,724
Class Z	-	-	973,823
Class A	104,133	12,243	437,006
Class Q	-	-	79
Net asset value (offering and redemption price per share)
Class S	$13.33	$14.52	$13.37
Class I	-	-	$13.02
Class C	$13.07	$14.31	$12.32
Class Z	-	-	$13.19
Class A	$13.31	$14.54	$13.13
Class Q	-	-	$13.17
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$14.12	$15.43	$13.93

† Includes securities on loan of	$13,276,742	$906,175	$8,385,180
(a) Foreign currency, at cost	$2,004,288	$12,886	$32,089

The accompanying notes are an integral part of the financial statements.

Financial Statements 19

Statements of Operations
For the period ended March 31, 2011 (unaudited)

	ICON	ICON	ICON
	Asia-Pacific	Europe	International
	Region Fund	Fund	Equity Fund
Investment Income
Interest	$52	$107	$160
Dividends	569,627	328,421	1,005,521
Income from securities lending, net	5,562	13,631	29,188
Foreign taxes withheld	(49,523)	(30,140)	(103,511)

Total Investment Income	525,718	312,019	931,358

Expenses
Advisory fees	361,004	234,523	550,142
Distribution fees:
Class I	-	-	45,075
Class C	3,346	396	69,647
Class A	1,628	209	7,007
Fund accounting fees	7,220	4,690	10,975
Transfer agent fees	54,394	38,023	73,454
Administration fees	17,884	11,619	27,233
Custody fees	35,050	14,116	47,122
Registration fees:
Class S	13,290	8,376	2,491
Class I	-	-	7,475
Class C	4,814	4,463	7,494
Class A	5,902	5,207	5,373
Class Q	-	-	502
Insurance expense	5,591	3,673	8,388
Trustee fees and expenses	4,488	2,946	6,732
Audit and Tax Service expense	17,452	17,452	16,455
Interest expense	1,904	147	418
Recoupment of previously reimbursed expenses	-	-	12,374
Other expenses	37,021	22,551	37,373

Total expenses before expense reimbursement	570,988	368,391	935,730
Expense reimbursement by Adviser due to expense limitation agreement	(14,452)	(14,510)	(12,440)

Net Expenses	556,536	353,881	923,290

Net Investment Income/(Loss)	(30,818)	(41,862)	8,068

Net Realized and Unrealized Gain/(Loss) on Investments, Foreign Currency and Capital Gains Tax
Net realized gain/(loss) from investment transactions	7,542,774	3,335,931	6,420,134
Net realized gain/(loss) from foreign currency transactions	242,869	(348,835)	171,111
Net realized capital gains tax	(59,271)	-	-
Change in unrealized net appreciation/(depreciation) on investments and foreign currency translations	(2,117,214)	2,925,261	3,319,761

Net Realized and Unrealized Gain/(Loss) on Investments, Foreign Currency and Capital Gains Tax	5,609,158	5,912,357	9,911,006

Net Increase/(Decrease) in Net Assets Resulting From Operations	$5,578,340	$5,870,495	$9,919,074

The accompanying notes are an integral part of the financial statements.

20 Financial Statements

This page is intentionally left blank

Statements of Changes in Net Assets

	ICON Asia-Pacific Region Fund
	Period ended	Year ended
	March 31,	September 30,
	2011 (unaudited)	2010
Operations
Net investment income/(loss)	$(30,818)	$99,732
Net realized gain/(loss) on investment transactions	7,542,774	16,265,852
Net realized gain/(loss) from foreign currency transactions	242,869	(418,749)
Net realized capital gains tax	(59,271)	(111,185)
Change in net unrealized appreciation/(depreciation) on investments and foreign currency transactions	(2,117,214)	(3,881,126)

Net increase/(decrease) in net assets resulting from operations	5,578,340	11,954,524

Dividends to Shareholders
Net investment income
Class S	-	(2,047,982)
Class I	-	(299)
Class C	-	(3,704)
Class Z	-	(115)
Class A	-	(8,693)
Class Q	-	-

Net decrease from dividends	-	(2,060,793)

Fund Share Transactions
Shares sold
Class S	8,172,006	36,256,247
Class I	-	98,494
Class C	702,309	231,787
Class Z	-	1,200
Class A	602,396	1,406,633
Class Q	-	-
Reinvested dividends
Class S	-	1,969,593
Class I	-	299
Class C	-	3,127
Class Z	-	115
Class A	-	7,199
Class Q	-	-
Shares repurchased
Class S	(16,451,486)	(85,400,255)
Class I	-	(116,205)
Class C	(157,660)	(112,028)
Class Z	-	(7,660)
Class A	(476,057)	(938,570)
Class Q	-	-

Net Increase/(decrease) from fund share transactions	(7,608,492)	(46,600,024)

Total net increase/(decrease) in net assets	(2,030,152)	(36,706,293)
Net Assets
Beginning of period	72,443,559	109,149,852

End of period	$70,413,407	$72,443,559

22 Financial Statements

ICON Europe Fund		ICON International Equity Fund
Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31,	September 30,
2011 (unaudited)	2010	2011 (unaudited)	2010

$(41,862)	$766,263	$8,068	$928,060
3,335,931	6,397,943	6,420,134	21,040,500

(348,835)	87,772	171,111	(479,441)
-	-	-	(80,639)

2,925,261	(4,393,093)	3,319,761	(11,081,438)

5,870,495	2,858,885	9,919,074	10,327,042

(453,210)	(491,915)	(209,215)	(630,736)
-	(20)	(118,029)	(558,189)
(410)	(67)	-	(143,688)
-	(40)	(82,032)	(482,631)
(1,567)	(889)	(20,141)	(79,858)
-	-	(52,806)	(157,568)

(455,187)	(492,931)	(482,223)	(2,052,670)

2,692,073	6,692,968	11,360,982	6,126,691
-	-	2,912,009	11,426,534
5,475	60,123	734,190	1,409,676
-	-	1,288,479	6,771,576
7,969	19,813	1,078,221	1,948,858
-	-	23,892	417,260

440,888	484,255	204,055	628,823
-	20	101,764	491,814
410	67	-	127,039
-	40	79,708	439,510
1,512	692	17,212	70,683
-	-	52,676	157,214

(11,555,529)	(17,663,442)	(5,190,471)	(12,511,313)
-	(3,632)	(8,637,023)	(14,836,993)
(2,063)	(14,990)	(2,502,103)	(4,462,878)
-	(3,677)	(2,408,828)	(24,426,405)
(35)	(38,218)	(1,191,964)	(2,257,800)
-	-	(9,286,592)	(1,324,612)

(8,409,300)	(10,465,981)	(11,363,793)	(29,804,323)

(2,993,992)	(8,100,027)	(1,926,942)	(21,529,951)

48,768,858	56,868,885	110,192,979	131,722,930

$45,774,866	$48,768,858	$108,266,037	$110,192,979

Financial Statements 23

Statements of Changes in Net Assets (continued)

	ICON Asia-Pacific Region Fund
	Period ended	Year ended
	March 31,	September 30,
	2011 (unaudited)	2010
Transactions in Fund Shares
Shares sold
Class S	631,493	3,291,708
Class I	-	8,567
Class C	53,828	21,226
Class Z	-	110
Class A	46,983	127,018
Class Q	-	-
Reinvested dividends
Class S	-	182,201
Class I	-	28
Class C	-	292
Class Z	-	10
Class A	-	666
Class Q	-	-
Shares repurchased
Class S	(1,267,644)	(7,912,830)
Class I	-	(10,129)
Class C	(12,058)	(9,887)
Class Z	-	(650)
Class A	(35,855)	(85,752)
Class Q	-	-

Net increase/(decrease)	(583,253)	(4,387,422)
Shares outstanding, beginning of period	5,866,778	10,254,200

Shares outstanding, end of period	5,283,525	5,866,778

Accumulated undistributed net investment income/(loss)	$(461,076)	$(430,258)

The accompanying notes are an integral part of the financial statements.

24 Financial Statements

ICON Europe Fund		ICON International Equity Fund
Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31,	September 30,
2011 (unaudited)	2010	2011 (unaudited)	2010

193,759	548,122	869,824	531,628
-	-	232,713	1,039,598
403	5,033	61,710	133,245
-	-	100,815	591,916
586	1,639	85,201	172,608
-	-	1,884	37,359

32,419	38,927	16,118	55,015
-	2	8,240	44,069
30	6	-	11,962
-	3	6,377	38,963
111	55	1,383	6,283
-	-	4,217	13,950

(839,176)	(1,453,831)	(405,401)	(1,115,347)
-	(289)	(690,233)	(1,344,907)
(148)	(1,276)	(211,246)	(423,072)
-	(292)	(190,828)	(2,217,806)
(2)	(3,065)	(94,686)	(204,963)
-	-	(718,790)	(120,384)

(612,018)	(864,966)	(922,702)	(2,749,883)
3,764,691	4,629,657	9,195,763	11,945,646

3,152,673	3,764,691	8,273,061	9,195,763

$178,926	$675,975	$(388,379)	$85,776

Financial Statements 25

Financial Highlights

		Income/(loss) from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Asia-Pacific Region Fund
Class S
Period Ended March 31, 2011†	$12.35	$- (d)	$0.98	$0.98	$-	$-
Year Ended September 30, 2010	10.64	0.01	1.89	1.90	(0.19)	-
Year Ended September 30, 2009	9.47	0.08	1.20	1.28	(0.11)	-
Year Ended September 30, 2008	18.82	0.10	(6.99)	(6.89)	(0.12)	(2.34)
Year Ended September 30, 2007	13.19	0.15	5.51	5.66	(0.03)	-
Year Ended September 30, 2006	11.25	0.02	1.93	1.95	(0.01)	-
Class C
Period Ended March 31, 2011†	12.17	(0.05)	0.95	0.90	-	-
Year Ended September 30, 2010	10.54	(0.05)	1.82	1.77	(0.14)	-
Year Ended September 30, 2009	9.41	0.02	1.18	1.20	(0.07)	-
January 25, 2008 (inception) to September 30, 2008	13.73	0.05	(4.37)	(4.32)	-	-
Class A
Period Ended March 31, 2011†	12.35	(0.02)	0.98	0.96	-	-
Year Ended September 30, 2010	10.63	0.02	1.86	1.88	(0.16)	-
Year Ended September 30, 2009	9.38	0.05	1.25	1.30	(0.05)	-
Year Ended September 30, 2008	18.72	0.03	(6.93)	(6.90)	(0.10)	(2.34)
Year Ended September 30, 2007	13.18	0.27	5.30	5.57	(0.03)	-
May 31, 2006 (inception) to September 30, 2006	13.54	0.04	(0.40)	(0.36)	-	-

The accompanying notes are an integral part of the financial statements.

26 Financial Highlights

							Ratio of net investment
				Ratio of expenses			income/(loss) to average
				to average net assets(a)			net assets(a)
				Before	After		Before	After
				expense	expense		expense	expense
distributions				limitation/	limitation/		limitation/	limitation/
Total			Net assets,	recoupment	recoupment		recoupment	recoupment
dividends	Net asset		end of	and transfer	and transfer		and transfer	and transfer	Portfolio
and	value, end	Total	period (in	agent earnings	agent earnings		agent earnings	agent earnings	turnover
distributions	of period	return*	thousands)	credit	credit		credit	credit	rate(b)

$-	$13.33	7.94%	$68,007	1.53%	1.53%		(0.07)%	(0.07)%	32.90%
(0.19)	12.35	18.02%	70,854	1.63%	1.63%		0.13%	0.13%	100.41%
(0.11)	10.64	14.18%	108,325	1.54%	1.54%		1.00%	1.00%	171.05%
(2.46)	9.47	(41.26)%	69,519	1.42%	1.42%		0.70%	0.70%	168.42%
(0.03)	18.82	43.03%	205,332	1.38%	1.38%		0.96%	0.97%	130.84%
(0.01)	13.19	17.36%	147,444	1.44%	1.44%		0.12%	0.12%	159.51%

-	13.07	7.40%	1,020	4.64%	2.55%	(c)	(2.93)%	(0.84)%	32.90%
(0.14)	12.17	17.02%	441	9.04%	2.57%	(c)	(6.91)%	(0.44)%	100.41%
(0.07)	10.54	13.10%	260	19.80%	2.55%	(c)	(17.06)%	0.19%	171.05%

-	9.41	(31.46)%	33	23.58%	2.64%	(c)	(20.28)%	0.66%	168.42%

-	13.31	7.77%	1,386	2.96%	1.81%	(c)	(1.50)%	(0.35)%	32.90%
(0.16)	12.35	17.91%	1,149	5.17%	1.82%	(c)	(3.13)%	0.22%	100.41%
(0.05)	10.63	14.11%	543	5.89%	1.82%	(c)	(3.41)%	0.66%	171.05%
(2.44)	9.38	(41.53)%	412	2.94%	1.88%	(c)	(0.82)%	0.24%	168.42%
(0.03)	18.72	42.38%	973	3.26%	1.85%	(c)	0.24%	1.65%	130.84%

-	13.18	(2.66)%	24	25.78%	1.81%	(c)	(23.09)%	0.88%	159.51%

Financial Highlights 27

Financial Highlights (continued)

		Income/(loss) from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Europe Fund
Class S
Period Ended March 31, 2011†	$12.95	$(0.01)	$1.72	$1.71	$(0.14)	$-
Year Ended September 30, 2010	12.28	0.18	0.60	0.78	(0.11)	-
Year Ended September 30, 2009	13.23	0.15	(0.79)	(0.64)	(0.31)	-
Year Ended September 30, 2008	24.04	0.36	(8.21)	(7.85)	(0.21)	(2.75)
Year Ended September 30, 2007	18.82	0.21	5.33	5.54	(0.05)	(0.27)
Year Ended September 30, 2006	15.68	0.20	3.80	4.00	-	(0.86)
Class C
Period Ended March 31, 2011†	12.77	(0.08)	1.69	1.61	(0.07)	-
Year Ended September 30, 2010	12.15	0.09	0.56	0.65	(0.03)	-
Year Ended September 30, 2009	13.12	0.07	(0.80)	(0.73)	(0.24)	-
January 25, 2008 (inception) to September 30, 2008	17.91	0.07	(4.86)	(4.79)	-	-
Class A
Period Ended March 31, 2011†	12.98	(0.03)	1.72	1.69	(0.13)	-
Year Ended September 30, 2010	12.30	0.15	0.60	0.75	(0.07)	-
Year Ended September 30, 2009	13.14	0.12	(0.75)	(0.63)	(0.21)	-
Year Ended September 30, 2008	23.91	0.26	(8.17)	(7.91)	(0.11)	(2.75)
Year Ended September 30, 2007	18.79	0.15	5.28	5.43	(0.04)	(0.27)
May 31, 2006 (inception) to September 30, 2006	18.40	(0.02)	0.41	0.39	-	-

The accompanying notes are an integral part of the financial statements.

28 Financial Highlights

							Ratio of net investment
				Ratio of expenses			income/(loss) to average
				to average net assets(a)			net assets(a)
				Before	After		Before	After
				expense	expense		expense	expense
distributions				limitation/	limitation/		limitation/	limitation/
Total			Net assets,	recoupment	recoupment		recoupment	recoupment
dividends	Net asset		end of	and transfer	and transfer		and transfer	and transfer	Portfolio
and	value, end	Total	period (in	agent earnings	agent earnings		agent earnings	agent earnings	turnover
distributions	of period	return*	thousands)	credit	credit		credit	credit	rate(b)

$(0.14)	$14.52	13.25%	$45,513	1.51%	1.51%		(0.18)%	(0.18)%	34.62%
(0.11)	12.95	6.40%	48,547	1.58%	1.58%		1.48%	1.48%	105.08%
(0.31)	12.28	(4.13)%	56,681	1.57%	1.57%		1.52%	1.52%	129.97%
(2.96)	13.23	(36.83)%	84,320	1.35%	1.35%		1.89%	1.89%	181.83%
(0.32)	24.04	29.69%	139,069	1.35%	1.35%		0.97%	0.97%	133.36%
(0.86)	18.82	27.09%	105,409	1.51%	1.51%		1.13%	1.13%	100.62%

(0.07)	14.31	12.64%	84	19.27%	2.49%	(c)	(17.95)%	(1.17)%	34.62%
(0.03)	12.77	5.37%	71	40.14%	2.55%	(c)	(36.86)%	0.73%	105.08%
(0.24)	12.15	(5.04)%	22	75.12%	2.57%	(c)	(71.83)%	0.72%	129.97%

-	13.12	(26.74)%	16	51.24%	2.58%	(c)	(48.03)%	0.63%	181.83%

(0.13)	14.54	13.09%	178	11.09%	1.81%	(c)	(9.73)%	(0.45)%	34.62%
(0.07)	12.98	6.16%	150	17.22%	1.80%	(c)	(14.22)%	1.21%	105.08%
(0.21)	12.30	(4.32)%	159	11.15%	1.82%	(c)	(8.08)%	1.25%	129.97%
(2.86)	13.14	(37.17)%	370	4.36%	1.83%	(c)	(1.18)%	1.35%	181.83%
(0.31)	23.91	29.14%	666	2.43%	1.84%	(c)	0.09%	0.69%	133.36%

-	18.79	2.12%	30	33.40%	1.84%	(c)	(31.86)%	(0.30)%	100.62%

Financial Highlights 29

Financial Highlights (continued)

		Income/(loss) from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON International Equity Fund
Class S
Period Ended March 31, 2011†	$12.26	$0.03	$1.16	$1.19	$(0.08)	$-
Year Ended September 30, 2010	11.27	0.12	1.08	1.20	(0.21)	-
Year Ended September 30, 2009	10.84	0.13	0.30	0.43	-	-
January 25, 2008 (inception) to September 30, 2008	15.25	0.20	(4.61)	(4.41)	-	-
Class I
Period Ended March 31, 2011†	11.94	(0.01)	1.13	1.12	(0.04)	-
Year Ended September 30, 2010	10.97	0.07	1.06	1.13	(0.16)	-
Year Ended September 30, 2009	10.71	0.05	0.37	0.42	(0.16)	-
Year Ended September 30, 2008	20.09	0.22	(7.48)	(7.26)	(0.13)	(1.99)
Year Ended September 30, 2007	14.94	0.18	5.63	5.81	- (d)	(0.66)
Year Ended September 30, 2006	12.91	0.09	2.57	2.66	(0.01)	(0.62)
Class C
Period Ended March 31, 2011†	11.30	(0.05)	1.07	1.02	-	-
Year Ended September 30, 2010	10.40	(0.01)	1.01	1.00	(0.10)	-
Year Ended September 30, 2009	10.10	- (d)	0.36	0.36	(0.06)	-
Year Ended September 30, 2008	19.09	0.07	(7.07)	(7.00)	- (d)	(1.99)
Year Ended September 30, 2007	14.36	- (d)	5.39	5.39	-	(0.66)
Year Ended September 30, 2006	12.53	(0.03)	2.48	2.45	-	(0.62)
Class Z
Period Ended March 31, 2011†	12.11	0.02	1.14	1.16	(0.08)	-
Year Ended September 30, 2010	11.13	0.13	1.06	1.19	(0.21)	-
Year Ended September 30, 2009	10.87	0.11	0.35	0.46	(0.20)	-
Year Ended September 30, 2008	20.34	0.22	(7.53)	(7.31)	(0.17)	(1.99)
Year Ended September 30, 2007	15.07	0.20	5.73	5.93	-	(0.66)
Year Ended September 30, 2006	13.00	0.09	2.63	2.72	(0.03)	(0.62)
Class A
Period Ended March 31, 2011†	12.04	(0.01)	1.14	1.13	(0.04)	-
Year Ended September 30, 2010	11.07	0.08	1.06	1.14	(0.17)	-
Year Ended September 30, 2009	10.78	0.06	0.37	0.43	(0.14)	-
Year Ended September 30, 2008	20.24	0.18	(7.52)	(7.34)	(0.13)	(1.99)
Year Ended September 30, 2007	15.06	0.17	5.67	5.84	-	(0.66)
May 31, 2006 (inception) to September 30, 2006	15.17	0.03	(0.14)	(0.11)	-	-
Class Q
Period Ended March 31, 2011†	12.10	- (d)	1.15	1.15	(0.08)	-
Year Ended September 30, 2010	11.11	0.11	1.08	1.19	(0.20)	-
Year Ended September 30, 2009	10.86	0.10	0.35	0.45	(0.20)	-
January 28, 2008 (inception) to September 30, 2008	15.44	0.23	(4.81)	(4.58)	-	-

The accompanying notes are an integral part of the financial statements.

30 Financial Highlights

							Ratio of net investment
				Ratio of expenses			income/(loss) to average
				to average net assets(a)			net assets(a)
				Before	After		Before	After
				expense	expense		expense	expense
distributions				limitation/	limitation/		limitation/	limitation/
Total			Net assets,	recoupment	recoupment		recoupment	recoupment
dividends	Net asset		end of	and transfer	and transfer		and transfer	and transfer		Portfolio
and	value, end	Total	period (in	agent earnings	agent earnings		agent earnings	agent earnings		turnover
distributions	of period	return*	thousands)	credit	credit		credit	credit		rate(b)

$(0.08)	$13.37	9.76%	$41,768	1.33%	1.33%(c	)	0.43%	0.43%		45.54%
(0.21)	12.26	10.78%	32,424	1.42%	1.42%(c	)	1.08%	1.08%		111.29%
-	11.27	3.97%	35,748	1.34%	1.34%(c	)(e)	1.42%	1.42	%(f)	182.73%

-	10.84	(28.92)%	1,515	1.62%	1.62%(c	)	2.08%	2.08%		188.73%

(0.04)	13.02	9.40%	34,500	1.84%	1.80%(c	)	(0.15)%	(0.12)%		45.54%
(0.16)	11.94	10.44%	36,993	1.84%	1.80%(c	)	0.63%	0.66%		111.29%
(0.16)	10.97	4.60%	36,860	1.76%	1.76%(c	)(e)	0.59%	0.59	%(f)	182.73%
(2.12)	10.71	(39.85)%	110,029	1.55%	1.55%(c	)	1.39%	1.39%		188.73%
(0.66)	20.09	40.11%	170,383	1.54%	1.54%(c	)	1.02%	1.03%		132.30%
(0.63)	14.94	21.20%	76,454	1.71%	1.71%(c	)	0.59%	0.59%		129.31%

-	12.32	9.03%	13,411	2.59%	2.55%(c	)	(0.90)%	(0.86)%		45.54%
(0.10)	11.30	9.65%	13,990	2.69%	2.55%(c	)	(0.21)%	(0.07)%		111.29%
(0.06)	10.40	3.79%	15,774	2.64%	2.55%(c	)(e)	(0.13)%	(0.04	)%(f)	182.73%
(1.99)	10.10	(40.38)%	22,194	2.44%	2.44%(c	)	0.47%	0.47%		188.73%
(0.66)	19.09	38.74%	29,274	2.57%	2.56%(c	)	(0.04)%	(0.03)%		132.30%
(0.62)	14.36	20.09%	13,899	2.76%	2.54%(c	)	(0.39)%	(0.18)%		129.31%

(0.08)	13.19	9.61%	12,849	1.42%	1.42%(c	)	0.27%	0.27%		45.54%
(0.21)	12.11	10.87%	12,806	1.43%	1.36%(c	)	1.06%	1.12%		111.29%
(0.20)	11.13	5.16%	29,437	1.43%	1.25%(c	)(e)	1.07%	1.25	%(f)	182.73%
(2.16)	10.87	(39.66)%	13,580	1.27%	1.27%(c	)	1.31%	1.31%		188.73%
(0.66)	20.34	40.56%	37,619	1.26%	1.26%(c	)	1.16%	1.16%		132.30%
(0.65)	15.07	21.54%	28,295	1.41%	1.40%(c	)	0.60%	0.61%		129.31%

(0.04)	13.13	9.44%	5,737	1.93%	1.80%(c	)	(0.23)%	(0.10)%		45.54%
(0.17)	12.04	10.38%	5,358	2.16%	1.80%(c	)	0.33%	0.68%		111.29%
(0.14)	11.07	4.65%	5,214	2.08%	1.80%(c	)(e)	0.42%	0.70	%(f)	182.73%
(2.12)	10.78	(39.95)%	7,001	1.73%	1.73%(c	)	1.17%	1.17%		188.73%
(0.66)	20.24	39.97%	6,744	1.70%	1.69%(c	)	0.98%	0.99%		132.30%

-	15.06	(0.73)%	88	19.13%	1.79%(c	)	(16.62)%	0.72%		129.31%

(0.08)	13.17	9.52%	1	1.38%	1.38%(c	)	(0.01)%	(0.01)%		45.54%
(0.20)	12.10	10.88%	8,621	1.45%	1.45%(c	)	1.01%	1.01%		111.29%
(0.20)	11.11	4.97%	8,690	1.41%	1.40%(c	)(e)	1.11%	1.12	%(f)	182.73%

-	10.86	(29.66)%	12,072	1.31%	1.31%(c	)	2.36%	2.36%		188.73%

Financial Highlights 31

Financial Highlights (continued)

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.

†	Unaudited.

(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.
(c)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including interest expense.
(d)	Amount less than $0.005.
(e)	The ratio of expenses to average net assets after the contractual expense limitation and voluntary expense waiver and transfer agent earnings credit is 1.29%, 1.73%, 2.52%, 1.25%, 1.76% and 1.37% for Class S, Class I, Class C, Class Z, Class A and Class Q, respectively.
(f)	The ratio of net investment income/(loss) to average net assets after the contractual expense limitation and voluntary expense waiver and transfer agent earnings credit is 1.47%, 0.62%, (0.01%), 1.25%, 0.74% and 1.15% for Class S, Class I, Class C, Class Z, Class A and Class Q, respectively.

The accompanying notes are an integral part of the financial statements.

32 Financial Highlights

Notes to Financial Statements
March 31, 2011 (unaudited)

1. Organization

The ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”) and ICON International Equity Fund (“International Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Asia-Pacific Region Fund and the Europe Fund each have three classes of shares: Class S, Class C, and Class A. The International Equity Fund has six classes of shares: Class S, Class I, Class C, Class Z, Class A, and Class Q. Subsequent to March 31, 2011, Class Q shares were closed and liquidated. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently fourteen other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Asia-Pacific Region Fund and the Europe Fund primarily invest in companies whose principal business activities fall within specific regions. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and

Notes to Financial Statements 33

Notes to Financial Statements (unaudited) (continued)

securities brokers and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity, and small market share.

The Asia-Pacific Region Fund has a significant weighting in Japan and in the Financial sector which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that country and/or sector. The Europe Fund has a significant weighting in Germany and in the Industrials sector which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that country and/or sector.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

34 Notes to Financial Statements

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Investments in other open-end investment companies are valued at net asset value.

Notes to Financial Statements 35

Notes to Financial Statements (unaudited) (continued)

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2011:

	Level 1	Level 2	Level 3	Total

ICON Asia-Pacific Region Fund
Assets
Common Stocks
Japan	$1,238,928	$16,959,545	$295,922	$18,494,395
South Korea	589,936	11,864,907	741,611	13,196,454
Australia	-	8,987,708	-	8,987,708
India	-	6,955,385	-	6,955,385
China	-	6,683,981	-	6,683,981
Thailand	-	3,906,544	-	3,906,544
Other Countries	-	10,623,515	-	10,623,515
Collateral for Securities on Loan	-	14,213,493	-	14,213,493
Short-Term Investments	-	1,421,983	-	1,421,983

Total	$1,828,864	$81,617,061	$1,037,533	$84,483,458

36 Notes to Financial Statements

	Level 1	Level 2	Level 3	Total

ICON Europe Fund
Assets
Common Stocks
Germany	$870,295	$11,989,988	$-	$12,860,283
France	-	7,372,745	-	7,372,745
United Kingdom	-	6,158,307	-	6,158,307
Switzerland	-	6,115,433	-	6,115,433
Netherlands	-	2,758,554	-	2,758,554
Norway	-	2,391,841	-	2,391,841
Other Countries	633,611	6,554,752	-	7,188,363
Preferred Stock	-	156,276	-	156,276
Right	20,806	-	-	20,806
Collateral for Securities on Loan	-	940,692	-	940,692
Short-Term Investments	-	176,990	-	176,990

Total	$1,524,712	$44,615,578	$-	$46,140,290

ICON International Equity Fund
Assets
Common Stocks
South Korea	$-	$17,195,173	$-	$17,195,173
Germany	666,310	10,903,315	-	11,569,625
France	-	10,427,085	-	10,427,085
India	-	9,135,664	-	9,135,664
Canada	8,638,948	-	-	8,638,948
China	-	5,510,895	-	5,510,895
Other Countries	3,458,644	34,296,140	-	37,754,784
Preferred Stocks
Brazil	7,420,273	-	-	7,420,273
Collateral for Securities on Loan	-	8,836,998	-	8,836,998
Short-Term Investments	-	699,421	-	699,421

Total	$20,184,175	$97,004,691	$-	$117,188,866

For the period ended March 31, 2011, there was no significant transfer activity between Level 1 and Level 2.

There were no Level 3 securities held at March 31, 2011 in the Europe Fund or the International Equity Fund.

Notes to Financial Statements 37

Notes to Financial Statements (unaudited) (continued)

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended March, 2011 for the Asia-Pacific Region Fund, was as follows:

									Net
									Change in
									Unrealized
					Total				appreciation
				Total	change in				(depreciation)
	Beginning	Net	Accrued	realized	unrealized	Transfers	Transfers	Ending	on investments
	balance	purchases	discounts	gains	appreciation	into	out of	balance	held at
ICON Asia-Pacific Region Fund	9/30/2010	(sales)	(premiums)	(losses)	(depreciation)	Level 3*	Level 3	3/31/2011	3/31/2011

Assets
Common Stocks
Japan	$-	$-	$-	$-	$-	$295,922	$-	$295,922	$15,316
South Korea	-	-	-	-	-	741,611	-	741,611	220,821

Total	$-	$-	$-	$-	$-	$1,037,533	$-	$1,037,533	$236,137

*	Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

Net realized gain (loss) and net change in unrealized appreciation/depreciation is reflected on the Statement of Operations.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed

38 Notes to Financial Statements

upon rate. The Funds may use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included on the Statement of Operations. At March 31, 2011, the Asia-Pacific Region Fund, Europe Fund and International Equity Fund had no outstanding forward foreign currency contracts.

The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not accounted	Location of Gain/(Loss) on Derivatives
for as hedging instruments	Recognized in Operations	Amount

Foreign exchange contracts
Foreign exchange risk
ICON Asia-Pacific Region Fund	Net realized gain/(loss) from	$224,856
ICON Europe Fund	foreign currency transactions	(296,220)
ICON International Equity Fund		252,154

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Derivatives not accounted	Location of Gain/(Loss) on Derivatives
for as hedging instruments	Recognized in Operations	Amount

Foreign exchange contracts
Foreign exchange risk
ICON Asia-Pacific Region Fund	Change in unrealized net	$(224,856)
ICON Europe Fund	appreciation/(depreciation) on	220,789
ICON International Equity Fund	foreign currency transactions	(312,473)

Notes to Financial Statements 39

Notes to Financial Statements (unaudited) (continued)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ended March 31, 2011.

The Funds value derivatives at fair value, as described below, and recognize changes in fair value currently in the results of operations. Accordingly, the Funds do not follow hedge accounting even for derivatives employed as economic hedges.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. The cash collateral is invested in the State Street Navigator Prime Portfolio and is disclosed on the Schedule of Investments. The lending fees received and the Funds’ portion of the interest income earned on cash collateral are included on the Statement of Operations, if applicable.

As of March 31, 2011, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Asia-Pacific Region Fund	$13,276,742	$14,213,493
ICON Europe Fund	906,175	940,692
ICON International Equity Fund	8,385,180	8,836,998

The value of the collateral above could include collateral held for securities that were sold on or before March 31, 2011. It may also include collateral received from the pre-funding of loans.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

40 Notes to Financial Statements

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a tax on capital gains which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Notes to Financial Statements 41

Notes to Financial Statements (unaudited) (continued)

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Below are the class level expenses that are included on the Statement of Operations:

		Printing	Transfer
	Legal	and Postage	Agent
Fund	Expense	Expense	Expense

ICON Asia-Pacific Region Fund
Class S	$3,517	$20,853	$48,654
Class C	34	202	2,872
Class A	65	386	2,868
ICON Europe Fund
Class S	2,363	11,655	32,911
Class C	4	20	2,439
Class A	8	42	2,673
ICON International Equity Fund
Class S	1,706	5,189	5,870
Class I	1,777	5,404	35,212
Class C	686	2,088	14,090
Class Z	646	1,967	9,216
Class A	277	842	5,746
Class Q	333	1,012	3,320

42 Notes to Financial Statements

3. Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% of each Fund’s average daily net assets.

ICON Advisers has contractually agreed to limit its investment advisory fee and/or reimburse certain of the Funds’ operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

Fund	Class S	Class I	Class C	Class Z	Class A	Class Q

ICON Asia-Pacific Region Fund	-	N/A	2.55%	N/A	1.80%	N/A
ICON Europe Fund	-	N/A	2.55%	N/A	1.80%	N/A
ICON International Equity Fund	1.55%	1.80%	2.55%	1.55%	1.80%	1.55%

Effective February 18, 2011, the expense limitation for Class S shares of ICON International Equity Fund decrease from 1.80% to 1.55%.

The Funds’ expense limitations will continue in effect until at least January 31, 2021. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2011 the following amounts were still available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2011	2012	2013	2014

ICON Asia-Pacific Region Fund	$8,592	$27,778	$47,207	$14,452
ICON Europe Fund	8,311	26,513	42,776	14,510
ICON International Equity Fund	-	61,349	57,329	6,246

Accounting, Custody and Transfer Agent Fees

State Street Bank and Trust Company, (“State Street”) serves as the fund accounting agent for the funds. For its services, the Trust pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily assets of the Trust.

Notes to Financial Statements 43

Notes to Financial Statements (unaudited) (continued)

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction and cusip charges. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Funds’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2011, the Funds’ payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement with State Street to which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily assets of the Trust.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares. Under the 12b-1 Plan, Class I and Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The Class C shareholders pay an annual distribution and service fee of 1.00% of average daily net

44 Notes to Financial Statements

assets. The total amount paid under the 12b-1 plans by the Funds is shown on the Statement of Operations.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 100% by the Funds. For the period ended March 31, 2011, the total related amounts paid by the Trust under this arrangement are included in Other Expenses on the Statements of Operations.

Some of the distribution amounts received by IDI, discussed in the Distribution Fees section above, have been used to offset various shareholder servicing costs incurred by ICON Advisers. For the period ended March 31, 2011, this amount was $7,992.

4. Borrowings

The Trust has entered into Lines of Credit agreements with State Street to provide temporary funding for redemption requests. The maximum borrowing is limited to $150 million. Interest on domestic borrowings is charged at the higher of the Federal Funds Rate effective on that day and the Overnight LIBOR Rate effective on that day plus 1.25%. The average interest rate charged for the period ended March 31, 2011 was 1.48%.

Average Borrowing
Fund	(10/1/10-3/31/11)

ICON Asia-Pacific Region Fund	$253,700
ICON Europe Fund	19,960
ICON International Equity Fund	55,529

None of the Funds had outstanding borrowings as of March 31, 2011.

Average borrowing is calculated using only the days there was a borrowing. It is not an annualized number.

Notes to Financial Statements 45

Notes to Financial Statements (unaudited) (continued)

5. Purchases and Sales of Investment Securities

For the period ended March 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) was as follows:

		Proceeds
	Purchases of	from Sales
Fund	Securities	of Securities

ICON Asia-Pacific Region Fund	$22,933,700	$31,567,544
ICON Europe Fund	15,370,575	24,052,797
ICON International Equity Fund	48,058,476	58,184,239

6. Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryforwards.

The tax components of capital shown in the following tables represent losses or deductions the Funds may be able to offset against income and gains recognized in future years and post October loss deferrals. The accumulated losses noted represent net capital loss carryforwards as of September 30, 2010 that may be available to offset future realized capital gains and thereby reduce future taxable income distributions.

For the year ended September 30, 2010 the following Funds had capital loss carryforwards:

Fund	Amounts	Expires

ICON Asia-Pacific Region Fund	$20,592,923	2017
ICON Europe Fund	28,735,751	2017
	26,614,409	2018
ICON International Equity Fund	65,091,860	2017
	27,012,993	2018

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2010, the Asia-Pacific Region Fund utilized $4,112,906 of capital loss carryforwards.

46 Notes to Financial Statements

For the year ended September 30, 2010, the Funds will elect to defer post October losses of:

Post October
Fund	Losses

ICON Asia-Pacific Region Fund	$204,339

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2010, were as follows:

	Distributions	Total
	Paid from	Distributions
Fund	Ordinary Income	Paid

ICON Asia-Pacific Region Fund	$2,060,793	$2,060,793
ICON Europe Fund	492,931	492,931
ICON International Equity Fund	2,052,670	2,052,670

As of September 30, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

					Total
	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Accumulated	Capital and	Appreciation/	Earnings/
Fund	Income	Earnings	Other Losses	(Depreciation)*	(Deficit)

ICON Asia-Pacific Region Fund	$-	$-	$(20,797,262)	$11,371,372	$(9,425,890)
ICON Europe Fund	455,186	455,186	(55,350,160)	3,646,197	(51,248,777)
ICON International Equity Fund	401,402	401,402	(92,104,853)	9,526,710	(82,176,741)

*	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

As of March 31, 2011, cost for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

		Unrealized	Unrealized	Net Appreciation/
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

ICON Asia-Pacific Region Fund	$75,023,070	$11,729,358	$(2,268,970)	$9,460,388
ICON Europe Fund	39,739,343	6,937,324	(536,377)	6,400,947
ICON International Equity Fund	103,380,852	16,758,813	(2,950,799)	13,808,014

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Funds. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight

Notes to Financial Statements 47

Notes to Financial Statements (unaudited) (continued)

years, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for each fund’s fiscal year ending 2012.

7. Subsequent Events

Subsequent to March 31, 2011, the Class Q shares of the International Equity Fund were closed and liquidated.

48 Notes to Financial Statements

Six Month Hypothetical Expense Example
March 31, 2011 (unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/1/10-3/31/11).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption

Expense Example 49

fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period	Expense Ratio
	10/1/10	3/31/11	10/1/10-3/31/11*	10/1/10-3/31/11*

Actual Expenses
ICON Asia-Pacific Region Fund
Class S	$1,000.00	$1,079.40	$7.92	1.53%
Class C	1,000.00	1,074.00	13.17	2.55%
Class A	1,000.00	1,077.70	9.40	1.81%
ICON Europe Fund
Class S	1,000.00	1,132.50	8.01	1.51%
Class C	1,000.00	1,126.40	13.19	2.49%
Class A	1,000.00	1,130.90	9.62	1.81%
ICON International Equity Fund
Class S	1,000.00	1,097.60	6.97	1.33%
Class I	1,000.00	1,094.00	9.41	1.80%
Class C	1,000.00	1,090.30	13.30	2.55%
Class Z	1,000.00	1,096.10	7.43	1.42%
Class A	1,000.00	1,094.40	9.41	1.80%
Class Q	1,000.00	1,095.20	7.22	1.38%
Hypothetical (assuming a 5% return before expenses)
ICON Asia-Pacific Region Fund
Class S	1,000.00	1,017.32	7.68
Class C	1,000.00	1,012.23	12.78
Class A	1,000.00	1,015.89	9.12
ICON Europe Fund
Class S	1,000.00	1,017.42	7.58
Class C	1,000.00	1,012.53	12.48
Class A	1,000.00	1,015.90	9.10

50 Expense Example

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period	Expense Ratio
	10/1/10	3/31/11	10/1/10-3/31/11*	10/1/10-3/31/11*

ICON International Equity Fund
Class S	$1,000.00	$1,018.29	$6.70
Class I	1,000.00	1,015.95	9.06
Class C	1,000.00	1,012.21	12.80
Class Z	1,000.00	1,017.84	7.15
Class A	1,000.00	1,015.95	9.06
Class Q	1,000.00	1,018.04	6.95

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

Expense Example 51

Other Information (unaudited)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

52 Other Information

(This page intentionally left blank)

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

2011 Semiannual Report
ICON Sector Funds
Investment Update
(Unaudited)

ICON Consumer Discretionary Fund
ICON Consumer Staples Fund (formerly, ICON Leisure and
  Consumer Staples Fund)
ICON Energy Fund
ICON Financial Fund
ICON Healthcare Fund
ICON Industrials Fund
ICON Information Technology Fund
ICON Materials Fund
ICON Telecommunication & Utilities Fund

1-800-764-0442 ï www.iconfunds.com

SAR-SECT-11, K18054

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442  •  www.iconfunds.com

About This Report (unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2011, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

According to ICON, value investing is an analytical, quantitative approach to investing that employs various factors, including projecting earnings growth estimates, in an effort to determine whether securities are over- or underpriced relative to ICON’s estimates of their intrinsic value. Value investing involves risks and uncertainties and does not guarantee better performance or lower costs than other investment methodologies. ICON’s value-to-price ratio is a ratio of intrinsic value, as calculated using ICON’s proprietary valuation methodology, of a broad range of domestic and international securities within ICON’s system as compared to the current market price of those securities. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign

2 About This Report

securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

About This Report 3

ICON Consumer Discretionary Fund
Schedule of Investments
March 31, 2011 (unaudited)

Shares or Principal Amount		Value

Common Stocks (99.0%)
18,800	Aaron’s, Inc.(a)	$476,768
2,300	Amazon.com, Inc.†	414,299
4,100	AutoZone, Inc.†(a)	1,121,596
21,300	Bed Bath & Beyond, Inc.†	1,028,151
30,900	Buckle, Inc.(a)	1,248,360
2,700	CEC Entertainment, Inc.(a)	101,871
128,600	Comcast Corp., Class A	3,178,992
8,900	Darden Restaurants, Inc.(a)	437,257
25,900	Deckers Outdoor Corp.†(a)	2,231,285
25,700	DIRECTV, Class A†(a)	1,202,760
43,600	DISH Network Corp., Class A†	1,062,096
5,700	Dollar Tree, Inc.†(a)	316,464
4,300	Family Dollar Stores, Inc.	220,676
7,600	Genuine Parts Co.(a)	407,664
55,200	Global Sources, Ltd.†	641,976
9,000	Guess?, Inc.(a)	354,150
88,300	H&R Block, Inc.(a)	1,478,142
24,500	Home Depot, Inc.(a)	907,970
12,849	JOS A. Bank Clothiers, Inc.†(a)	653,758
11,700	LKQ Corp.†	281,970
22,600	Lowe’s Cos., Inc.	597,318
2,500	McDonald’s Corp.	190,225
16,700	Meredith Corp.(a)	566,464
3,900	Monro Muffler Brake, Inc.(a)	128,622
29,700	Newell Rubbermaid, Inc.	568,161
16,820	Nike, Inc., Class B	1,273,274
10,500	O’Reilly Automotive, Inc.†(a)	603,330
11,000	Ross Stores, Inc.	782,320
38,000	Target Corp.	1,900,380
8,500	Texas Roadhouse, Inc.(a)	144,415
11,300	Thomson Reuters Corp.	443,412
19,300	Time Warner Cable, Inc.	1,376,862
62,100	TJX Cos., Inc.	3,088,233
4,100	Tractor Supply Co.(a)	245,426
24,800	Tupperware Brands Corp.	1,480,808
5,700	V.F. Corp.	561,621
3,200	Viacom, Inc., Class B	148,864
5,600	Walt Disney Co.	241,304
4,700	Whirlpool Corp.(a)	401,192
38,500	Wolverine World Wide, Inc.(a)	1,435,280

Total Common Stocks (Cost $30,871,541)		33,943,716

Collateral for Securities on Loan (28.6%)
9,813,310	State Street Navigator Prime Portfolio	9,813,310

Total Collateral for Securities on Loan (Cost $9,813,310)		9,813,310

Short-Term Investment (1.4%)
$497,072	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/11	497,072

Total Short-Term Investments (Cost $497,072)		497,072
Total Investments 129.0% (Cost $41,181,923)		44,254,098
Liabilities Less Other Assets (29.0)%		(9,959,248)

Net Assets 100.0%		$34,294,850

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2011.

4 Schedule of Investments

ICON Consumer Discretionary Fund
Industry Composition
March 31, 2011 (unaudited)

Cable & Satellite	19.9%
Apparel Retail	17.9%
Footwear	14.4%
General Merchandise Stores	7.1%
Housewares & Specialties	6.0%
Automotive Retail	5.4%
Publishing	4.8%
Home Improvement Retail	4.4%
Homefurnishing Retail	4.4%
Specialized Consumer Services	4.3%
Restaurants	2.6%
Distributors	2.0%
Apparel, Accessories & Luxury Goods	1.6%
Internet Retail	1.2%
Household Appliances	1.2%
Movies & Entertainment	1.1%
Specialty Stores	0.7%

99.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Discretionary Fund
Sector Composition
March 31, 2011 (unaudited)

Consumer Discretionary	99.0%

99.0%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments 5

ICON Consumer Staples Fund
Schedule of Investments (formerly, ICON Leisure and Consumer Staples Fund)
March 31, 2011 (unaudited)

Shares or Principal Amount		Value

Common Stocks (99.0%)
12,600	Altria Group, Inc.	$327,978
29,300	Archer-Daniels-Midland Co.	1,055,093
7,900	Bunge, Ltd.	571,407
15,100	Coca-Cola Co.	1,001,885
30,300	Coca-Cola Enterprises, Inc.	827,190
8,400	Colgate-Palmolive Co.	678,384
11,100	Comcast Corp., Class A	274,392
25,900	CVS Caremark Corp.	888,888
7,900	DIRECTV, Class A†	369,720
17,500	Fresh Del Monte Produce, Inc.(a)	456,925
8,900	General Mills, Inc.	325,295
9,900	J.M. Smucker Co.	706,761
14,200	Kellogg Co.(a)	766,516
9,300	Kimberly-Clark Corp.(a)	607,011
18,100	Kraft Foods, Inc., Class A(a)	567,616
3,100	Lorillard, Inc.(a)	294,531
5,500	Nestle S.A., ADR	316,140
10,400	Nike, Inc., Class B(a)	787,280
13,600	PepsiCo, Inc.	875,976
34,000	Philip Morris International, Inc.	2,231,420
18,500	Procter & Gamble Co.	1,139,600
27,000	Reynolds American, Inc.(a)	959,310
3,100	Time Warner Cable, Inc.	221,154
18,300	TJX Cos., Inc.	910,059
15,600	Viacom, Inc., Class B	725,712
39,800	Wal-Mart Stores, Inc.	2,071,590
28,700	Walgreen Co.	1,152,018
17,370	Walt Disney Co.	748,473

Total Common Stocks (Cost $19,872,230)		21,858,324

Collateral for Securities on Loan (16.6%)
3,667,941	State Street Navigator Prime Portfolio	3,667,941

Total Collateral for Securities on Loan (Cost $3,667,941)		3,667,941
Total Investments 115.6% (Cost $23,540,171)		25,526,265
Liabilities Less Other Assets (15.6)%		(3,439,619)

Net Assets 100.0%		$22,086,646

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2011.

ADR	American Depositary Receipt

6 Schedule of Investments

ICON Consumer Staples Fund
Industry Composition
March 31, 2011 (unaudited)

Tobacco	17.3%
Soft Drinks	12.3%
Packaged Foods & Meats	12.1%
Household Products	11.0%
Agricultural Products	9.4%
Hypermarkets & Super Centers	9.4%
Drug Retail	9.2%
Movies & Entertainment	6.7%
Apparel Retail	4.1%
Cable & Satellite	3.9%
Footwear	3.6%

99.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund
Sector Composition
March 31, 2011 (unaudited)

Consumer Staples	80.7%
Consumer Discretionary	18.3%

99.0%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments 7

ICON Energy Fund
Schedule of Investments
March 31, 2011 (unaudited)

Shares or Principal Amount		Value

Common Stocks (96.1%)
192,700	Alliance Resource Partners L.P.	$15,691,561
131,300	Alpha Natural Resources, Inc.†(a)	7,795,281
148,800	Apache Corp.	19,480,896
110,700	Arch Coal, Inc.	3,989,628
69,400	Baker Hughes, Inc.	5,096,042
273,336	BP PLC, ADR	12,065,051
90,600	Cameco Corp.(a)	2,721,624
290,900	Canadian Solar, Inc.†(a)	3,278,443
955,300	Chevron Corp.	102,627,879
87,400	China Petroleum & Chemical Corp., ADR	8,790,692
923,700	ConocoPhillips	73,766,682
79,300	Consol Energy, Inc.	4,252,859
59,100	Dresser-Rand Group, Inc.†	3,168,942
116,500	ENI SpA	5,723,645
136,800	Ensco PLC, ADR	7,912,512
2,274,700	Exxon Mobil Corp.	191,370,511
40,400	First Solar, Inc.†(a)	6,497,936
235,600	Gazprom OAO, ADR	7,619,304
834,400	General Electric Co.	16,729,720
543,200	Halliburton Co.	27,073,088
238,300	Hess Corp.	20,305,543
116,900	Imperial Oil, Ltd.	5,970,083
345,400	Marathon Oil Corp.	18,413,274
548,900	MEMC Electronic Materials, Inc.†	7,113,744
238,800	Murphy Oil Corp.	17,532,696
188,100	Occidental Petroleum Corp.	19,654,569
155,300	Peabody Energy Corp.	11,175,388
184,500	Repsol YPF S.A., ADR	6,356,025
402,600	Schlumberger, Ltd.	37,546,476
113,200	Siemens AG, ADR	15,546,888
331,400	Suncor Energy, Inc.	14,859,976
580,400	SunPower Corp., Class A†(a)	9,948,056
126,300	Tesoro Corp.†	3,388,629
104,500	Tidewater, Inc.(a)	6,254,325
50,400	Transocean, Ltd.†	3,928,680
663,800	Valero Energy Corp.	19,794,516
218,900	Weatherford International, Ltd.†	4,947,140
294,900	World Fuel Services Corp.(a)	11,975,889

Total Common Stocks (Cost $596,291,073)		760,364,193

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

Put Options Purchased (0.1%)
Energy Select Sector SPDR, April 2011, $76.00	2,500	$87,500
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund, April 2011, $65.00	4,000	250,000
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund, May 2011, $64.00	1,500	225,000

8 Schedule of Investments

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

iShares Dow Jones US Oil & Gas Exploration & Production Index Fund, May 2011, $66.00	2,000	$425,000

Total Put Options Purchased (Cost $2,637,570)		987,500

Shares or Principal Amount		Value

Collateral for Securities on Loan (3.7%)
29,258,961	State Street Navigator Prime Portfolio	$29,258,961

Total Collateral for Securities on Loan (Cost $29,258,961)		29,258,961
Short-Term Investment (2.9%)
22,879,815	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/11	22,879,815

Total Short-Term Investments (Cost $22,879,815)		22,879,815
Total Investments 102.8% (Cost $651,067,419)		813,490,469
Liabilities Less Other Assets (2.8)%		(22,467,773)

Net Assets 100.0%		$791,022,696

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2011.

*	All options have 100 shares per contract.

ADR	American Depositary Receipt

Schedule of Investments 9

ICON Energy Fund
Industry Composition
March 31, 2011 (unaudited)

Integrated Oil & Gas	63.8%
Oil & Gas Equipment & Services	10.6%
Coal & Consumable Fuels	5.8%
Oil & Gas Refining & Marketing	4.4%
Industrial Conglomerates	4.1%
Semiconductors	2.5%
Oil & Gas Exploration & Production	2.5%
Oil & Gas Drilling	1.5%
Semiconductor Equipment	0.9%

96.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund
Sector Composition
March 31, 2011 (unaudited)

Energy	88.6%
Industrials	4.1%
Information Technology	3.4%

96.1%

Percentages are based upon common stocks as a percentage of net assets.

10 Schedule of Investments

ICON Financial Fund
Schedule of Investments
March 31, 2011 (unaudited)

Shares or Principal Amount		Value

Common Stocks (97.0%)
6,900	ACE, Ltd.	$446,430
99,200	Advance America Cash Advance Centers, Inc.	525,760
42,700	Aflac, Inc.	2,253,706
15,600	Allied World Assurance Co. Holdings, Ltd.	977,964
27,700	American Express Co.	1,252,040
34,600	Ameriprise Financial, Inc.	2,113,368
37,596	Apollo Investment Corp.	453,408
18,600	Assurant, Inc.	716,286
12,000	Automatic Data Processing, Inc.	615,720
203,000	Bank of America Corp.	2,705,990
27,000	Bank of New York Mellon Corp.	806,490
3,400	BlackRock, Inc.	683,434
12,900	Capital One Financial Corp.	670,284
15,500	Cash America International, Inc.	713,775
7,500	Chubb Corp.	459,825
546,800	Citigroup, Inc.†	2,416,856
1,300	CME Group, Inc.	392,015
14,900	Credit Suisse Group AG, ADR	634,442
19,100	Delphi Financial Group, Inc., Class A	586,561
16,400	Deutsche Bank AG	968,748
18,150	Dollar Financial Corp.†	376,612
40,000	Ezcorp, Inc., Class A†	1,255,600
25,700	First Cash Financial Services, Inc.†	992,020
8,200	Franklin Resources, Inc.	1,025,656
81,800	GFI Group, Inc.	410,636
13,900	Goldman Sachs Group, Inc.	2,202,733
14,300	Hartford Financial Services Group, Inc.	385,099
17,700	HCC Insurance Holdings, Inc.	554,187
209,500	ING Groep, ADR†	2,662,745
4,300	IntercontinentalExchange, Inc.†	531,222
21,300	Invesco, Ltd.	544,428
66,500	JPMorgan Chase & Co.	3,065,650
13,000	Lender Processing Services, Inc.	418,470
28,200	Manulife Financial Corp.	498,858
2,300	Mastercard, Inc., Class A	578,956
26,500	MetLife, Inc.	1,185,345
16,300	Moody’s Corp.	552,733
50,600	Morgan Stanley	1,382,392
29,300	NASDAQ OMX Group, Inc.†	757,112
30,900	National Financial Partners Corp.†	455,775
8,400	Portfolio Recovery Associates, Inc.†	715,092
18,000	Progressive Corp.	380,340
26,000	Protective Life Corp.	690,300
9,600	Prudential Financial, Inc.	591,168
11,900	Reinsurance Group of America, Inc.	747,082
24,200	State Street Corp.	1,087,548

Schedule of Investments 11

Shares or Principal Amount		Value

11,400	Sun Life Financial, Inc.	$358,302
10,600	Travelers Cos., Inc.	630,488
51,700	U.S. Bancorp	1,366,431
6,300	Waddell & Reed Financial, Inc., Class A	255,843
167,800	Wells Fargo & Co.	5,319,260
10,700	World Acceptance Corp.†	697,640
18,500	XL Group PLC	455,100

Total Common Stocks (Cost $46,596,158)		53,523,925

Short-Term Investment (2.1%)
$1,164,187	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/11	1,164,187

Total Short-Term Investments (Cost $1,164,187)		1,164,187
Total Investments 99.1% (Cost $47,760,345)		54,688,112
Other Assets Less Liabilities 0.9%		498,264

Net Assets 100.0%		$55,186,376

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

ADR	American Depositary Receipt

12 Schedule of Investments

ICON Financial Fund
Industry Composition
March 31, 2011 (unaudited)

Other Diversified Financial Services	19.7%
Asset Management & Custody Banks	12.6%
Diversified Banks	12.1%
Consumer Finance	11.8%
Life & Health Insurance	11.2%
Investment Banking & Brokerage	7.2%
Property & Casualty Insurance	6.1%
Specialized Finance	5.3%
Multi-line Insurance	3.0%
Data Processing & Outsourced Services	2.9%
Diversified Capital Markets	2.9%
Reinsurance	1.4%
Insurance Brokers	0.8%

97.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund
Sector Composition
March 31, 2011 (unaudited)

Financial	94.1%
Information Technology	2.9%

97.0%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments 13

ICON Healthcare Fund
Schedule of Investments
March 31, 2011 (unaudited)

Shares or Principal Amount		Value

Common Stocks (98.0%)
17,100	3M Co.(a)	$1,598,850
56,700	Abbott Laboratories	2,781,135
40,400	Aetna, Inc.	1,512,172
7,200	Air Products & Chemicals, Inc.	649,296
185,500	AMN Healthcare Services, Inc.†(a)	1,606,430
29,300	Amsurg Corp.†(a)	745,392
10,100	Becton, Dickinson & Co.	804,162
19,800	Bio-Reference Labs, Inc.†(a)	444,312
77,900	Bristol-Myers Squibb Co.	2,058,897
24,700	Cardinal Health, Inc.	1,015,911
12,000	Celgene Corp.†	690,360
54,900	CIGNA Corp.	2,430,972
34,500	Coventry Health Care, Inc.†	1,100,205
48,000	Eli Lilly & Co.	1,688,160
12,300	Express Scripts, Inc.†	684,003
12,400	Forest Laboratories, Inc.†	400,520
91,100	General Electric Co.	1,826,555
31,600	Gilead Sciences, Inc.†	1,341,104
17,800	GlaxoSmithKline PLC, ADR	683,698
10,000	Henry Schein, Inc.†(a)	701,700
21,600	Humana, Inc.†	1,510,704
43,300	Johnson & Johnson	2,565,525
7,800	Laboratory Corp. of America Holdings†	718,614
33,900	Lincare Holdings, Inc.(a)	1,005,474
21,700	McKesson Corp.(a)	1,715,385
21,400	Medco Health Solutions, Inc.†	1,201,824
74,200	Medicis Pharmaceutical Corp., Class A(a)	2,377,368
10,000	Mednax, Inc.†	666,100
21,800	Medtronic, Inc.	857,830
81,400	Merck & Co., Inc.	2,687,014
41,500	Mylan, Inc.†	940,805
118,200	PDL BioPharma, Inc.(a)	685,560
358,800	Pfizer, Inc.	7,287,228
53,700	PharMerica Corp.†	614,328
41,800	Protective Life Corp.	1,109,790
16,700	Siemens AG, ADR	2,293,578
15,900	Stryker Corp.(a)	966,720
13,500	Thermo Fisher Scientific, Inc.†	749,925
16,400	Tyco International, Ltd.	734,228
66,500	UnitedHealth Group, Inc.	3,005,800
15,000	Varian Medical Systems, Inc.†(a)	1,014,600
8,900	Waters Corp.†(a)	773,410
46,700	Watson Pharmaceuticals, Inc.†	2,615,667
22,400	WellPoint, Inc.	1,563,296

Total Common Stocks (Cost $55,416,942)		64,424,607

14 Schedule of Investments

Shares or Principal Amount		Value

Collateral for Securities on Loan (20.5%)
13,455,620	State Street Navigator Prime Portfolio	$13,455,620

Total Collateral for Securities on Loan (Cost $13,455,620)		13,455,620

Short-Term Investments (0.6%)
$410,752	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/11	410,752

Total Short-Term Investments (Cost $410,752)		410,752
Total Investments 119.1% (Cost $69,283,314)		78,290,979
Liabilities Less Other Assets (19.1)%		(12,580,997)

Net Assets 100.0%		$65,709,982

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2011.

ADR	American Depositary Receipt

Schedule of Investments 15

ICON Healthcare Fund
Industry Composition
March 31, 2011 (unaudited)

Pharmaceuticals	39.7%
Managed Health Care	16.9%
Industrial Conglomerates	9.8%
Health Care Services	9.6%
Health Care Distributors	6.2%
Health Care Equipment	5.6%
Biotechnology	4.1%
Life Sciences Tools & Services	2.3%
Life & Health Insurance	1.7%
Health Care Facilities	1.1%
Industrial Gases	1.0%

98.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund
Sector Composition
March 31, 2011 (unaudited)

Health Care	85.5%
Industrials	9.8%
Financial	1.7%
Materials	1.0%

98.0%

Percentages are based upon common stocks as a percentage of net assets.

16 Schedule of Investments

ICON Industrials Fund
Schedule of Investments
March 31, 2011 (unaudited)

Shares or Principal Amount		Value

Common Stocks (99.5%)
25,000	3M Co.(a)	$2,337,500
10,000	Alliant Techsystems, Inc.	706,700
33,000	Boeing Co.	2,439,690
10,000	Canadian National Railway Co.	752,700
10,000	Canadian Pacific Railway, Ltd.	643,400
40,000	Caterpillar, Inc.(a)	4,454,000
10,000	Cooper Industries PLC(a)	649,000
20,000	CSX Corp.	1,572,000
10,000	Cummins, Inc.	1,096,200
45,000	Danaher Corp.(a)	2,335,500
20,000	Deere & Co.	1,937,800
20,000	Dover Corp.	1,314,800
15,000	Eaton Corp.	831,600
10,000	Emerson Electric Co.	584,300
25,000	FedEx Corp.	2,338,750
20,000	General Dynamics Corp.	1,531,200
385,000	General Electric Co.	7,719,250
5,000	Hubbell, Inc., Class B	355,150
1,666	Huntington Ingalls Industries, Inc.†	69,139
40,000	Illinois Tool Works, Inc.(a)	2,148,800
10,000	L-3 Communications Holdings, Inc.(a)	783,100
25,000	Lockheed Martin Corp.	2,010,000
60,000	Navios Maritime Holdings, Inc.(a)	342,000
50,000	Norfolk Southern Corp.	3,463,500
10,000	Northrop Grumman Corp.	627,100
15,000	Oshkosh Corp.†	530,700
15,000	PACCAR, Inc.	785,250
10,000	Parker Hannifin Corp.	946,800
25,000	Pitney Bowes, Inc.(a)	642,250
40,000	Raytheon Co.	2,034,800
25,000	Republic Services, Inc.	751,000
25,000	Rockwell Collins, Inc.	1,620,750
150,000	RR Donnelley & Sons Co.(a)	2,838,000
15,000	Siemens AG, ADR	2,060,100
70,000	Tata Motors, Ltd.	1,945,300
40,000	Union Pacific Corp.	3,933,200
50,000	United Parcel Service, Inc., Class B	3,716,000
10,000	United Stationers, Inc.(a)	710,500
55,000	United Technologies Corp.	4,655,750
15,000	WW Grainger, Inc.	2,065,200

Total Common Stocks (Cost $56,510,200)		72,278,779

Schedule of Investments 17

Shares or Principal Amount		Value

Collateral for Securities on Loan (22.7%)
16,491,427	State Street Navigator Prime Portfolio	$16,491,427

Total Collateral for Securities on Loan (Cost $16,491,427)		16,491,427

Short-Term Investment (0.3%)
$241,271	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/11	241,271

Total Short-Term Investments (Cost $241,271)		241,271
Total Investments 122.5% (Cost $73,242,898)		89,011,477
Liabilities Less Other Assets (22.5)%		(16,347,326)

Net Assets 100.0%		$72,664,151

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2011.

ADR	American Depositary Receipt

18 Schedule of Investments

ICON Industrials Fund
Industry Composition
March 31, 2011 (unaudited)

Aerospace & Defense	22.7%
Industrial Conglomerates	16.7%
Construction & Farm Machinery & Heavy Trucks	14.8%
Railroads	14.3%
Industrial Machinery	10.4%
Air Freight & Logistics	8.3%
Commercial Printing	3.9%
Trading Companies & Distributors	2.8%
Electrical Components & Equipment	2.2%
Office Services & Supplies	1.9%
Environmental & Facilities Services	1.0%
Marine	0.5%

99.5%

Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund
Sector Composition
March 31, 2011 (unaudited)

Industrials	99.5%

99.5%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments 19

ICON Information Technology Fund
Schedule of Investments
March 31, 2011 (unaudited)

Shares or Principal Amount		Value

Common Stocks (100.0%)
30,000	Accenture PLC, Class A	$1,649,100
43,300	Amdocs, Ltd.†	1,249,205
17,500	Amphenol Corp., Class A	951,825
19,000	Anixter International, Inc.(a)	1,327,910
36,500	Apple, Inc.†	12,718,425
44,700	Arrow Electronics, Inc.†	1,872,036
41,400	Automatic Data Processing, Inc.	2,124,234
22,800	Avnet, Inc.†	777,252
7,900	Baidu, Inc., ADR†	1,088,699
169,400	Cisco Systems, Inc.	2,905,210
19,100	Cognizant Technology Solutions Corp., Class A†	1,554,740
88,500	Convergys Corp.†(a)	1,270,860
25,800	CSG Systems International, Inc.†(a)	514,452
28,200	Cymer, Inc.†(a)	1,595,556
35,900	EMC Corp.†	953,145
4,300	First Solar, Inc.†(a)	691,612
205,700	Flextronics International, Ltd.†	1,536,579
9,100	Google, Inc., Class A†	5,334,511
80,000	Hewlett-Packard Co.	3,277,600
85,900	Ingram Micro, Inc., Class A†	1,806,477
163,500	Intel Corp.	3,297,795
55,200	International Business Machines Corp.	9,001,464
108,800	JA Solar Holdings Co., Ltd.†(a)	761,600
15,100	KLA-Tencor Corp.	715,287
44,300	Lender Processing Services, Inc.(a)	1,426,017
13,000	Linear Technology Corp.	437,190
7,400	Mastercard, Inc., Class A	1,862,728
12,900	MAXIMUS, Inc.(a)	1,047,093
136,500	MEMC Electronic Materials, Inc.†	1,769,040
53,300	Methode Electronics, Inc.(a)	643,864
142,800	Microsoft Corp.	3,621,408
15,600	Multi-Fineline Electronix, Inc.†(a)	440,232
29,300	Novellus Systems, Inc.†	1,087,909
81,500	Oracle Corp.	2,719,655
23,400	OSI Systems, Inc.†(a)	878,202
28,200	Plexus Corp.†(a)	988,692
60,800	QUALCOMM, Inc.	3,333,664
25,800	Research In Motion, Ltd.†	1,459,506
55,100	Seagate Technology PLC†(a)	793,440
259,600	SMART Modular Technologies WWH, Inc.†(a)	2,017,092

20 Schedule of Investments

Shares or Principal Amount		Value

51,400	SunPower Corp., Class A†(a)	$880,996
35,800	SYNNEX Corp.†(a)	1,171,734
27,100	Tech Data Corp.†	1,378,306
46,800	Teradyne, Inc.†(a)	833,508
19,900	Tessera Technologies, Inc.†	363,374
33,500	Texas Instruments, Inc.	1,157,760
36,800	Tyco Electronics, Ltd.	1,281,376
20,500	Visa, Inc., Class A	1,509,210

Total Common Stocks (Cost $74,523,601)		92,077,570

Collateral for Securities on Loan (16.0%)
14,741,441	State Street Navigator Prime Portfolio	14,741,441

Total Collateral for Securities on Loan (Cost $14,741,441)		14,741,441

Short-Term Investment (0.1%)
$98,130	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/11	98,130

Total Short-Term Investments (Cost $98,130)		98,130
Total Investments 116.1% (Cost $89,363,172)		106,917,141
Liabilities Less Other Assets (16.1)%		(14,812,761)

Net Assets 100.0%		$92,104,380

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2011.

ADR	American Depositary Receipt

Schedule of Investments 21

ICON Information Technology Fund
Industry Composition
March 31, 2011 (unaudited)

Computer Hardware	17.4%
IT Consulting & Other Services	15.7%
Data Processing & Outsourced Services	9.5%
Technology Distributors	9.0%
Communications Equipment	8.4%
Semiconductors	7.8%
Electronic Manufacturing Services	7.5%
Internet Software & Services	7.0%
Semiconductor Equipment	6.9%
Systems Software	6.9%
Computer Storage & Peripherals	1.9%
Electronic Components	1.0%
Electronic Equipment & Instruments	1.0%

100.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund
Sector Composition
March 31, 2011 (unaudited)

Information Technology	100.0%

100.0%

Percentages are based upon common stocks as a percentage of net assets.

22 Schedule of Investments

ICON Materials Fund
Schedule of Investments
March 31, 2011 (unaudited)

Shares or Principal Amount		Value

Common Stocks (98.6%)
25,000	A Schulman, Inc.(a)	$618,000
15,000	Agrium, Inc.	1,383,900
40,000	Air Products & Chemicals, Inc.	3,607,200
180,000	Alcoa, Inc.	3,177,000
55,000	ArcelorMittal	1,988,250
25,000	Archer-Daniels-Midland Co.	900,250
50,000	Ashland, Inc.	2,888,000
50,000	Century Aluminum Co.†(a)	934,000
30,000	CF Industries Holdings, Inc.	4,103,700
30,000	Cliffs Natural Resources, Inc.	2,948,400
220,000	Dow Chemical Co.	8,305,000
175,000	E.I. du Pont de Nemours & Co.	9,619,750
10,000	Eastman Chemical Co.	993,200
50,000	Ecolab, Inc.	2,551,000
180,000	Freeport-McMoRan Copper & Gold, Inc.	9,999,000
50,000	Gerdau S.A., ADR	625,000
115,000	Monsanto Co.	8,309,900
15,000	Mosaic Co.	1,181,250
90,000	Navios Maritime Holdings, Inc.	513,000
3,000	NewMarket Corp.(a)	474,660
30,000	Norfolk Southern Corp.	2,078,100
60,000	Nucor Corp.(a)	2,761,200
20,000	POSCO, ADR	2,285,800
25,000	Potash Corp. of Saskatchewan, Inc.	1,473,250
60,000	Praxair, Inc.	6,096,000
50,000	Reliance Steel & Aluminum Co.	2,889,000
35,000	Rock-Tenn Co., Class A(a)	2,427,250
70,000	RPM International, Inc.	1,661,100
30,000	Sonoco Products Co.(a)	1,086,900
100,000	Steel Dynamics, Inc.	1,877,000
100,000	Temple-Inland, Inc.(a)	2,340,000
20,000	Union Pacific Corp.	1,966,600
15,000	Vale S.A., ADR	500,250
60,000	Valspar Corp.	2,346,000

Total Common Stocks (Cost $73,913,052)		96,908,910

Collateral for Securities on Loan (6.0%)
5,907,294	State Street Navigator Prime Portfolio	5,907,294

Total Collateral for Securities on Loan (Cost $5,907,294)		5,907,294

Schedule of Investments 23

Shares or Principal Amount		Value

Short-Term Investment (0.0%)
$38,199	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/11	$38,199

Total Short-Term Investments (Cost $38,199)		38,199
Total Investments 104.6% (Cost $79,858,545)		102,854,403
Liabilities Less Other Assets (4.6)%		(4,563,989)

Net Assets 100.0%		$98,290,414

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2011.

ADR	American Depositary Receipt

24 Schedule of Investments

ICON Materials Fund
Industry Composition
March 31, 2011 (unaudited)

Diversified Chemicals	22.2%
Fertilizers & Agricultural Chemicals	16.7%
Steel	16.1%
Diversified Metals & Mining	10.2%
Industrial Gases	9.9%
Specialty Chemicals	7.8%
Paper Packaging	6.0%
Aluminum	4.2%
Railroads	4.1%
Other Industries (each less than 1%)	1.4%

98.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON Materials Fund
Sector Composition
March 31, 2011 (unaudited)

Materials	93.1%
Industrials	4.6%
Consumer Staples	0.9%

98.6%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments 25

ICON Telecommunication & Utilities Fund
Schedule of Investments
March 31, 2011 (unaudited)

Shares or Principal Amount		Value

Common Stocks (99.6%)
5,700	AGL Resources, Inc.	$227,088
18,700	American Electric Power Co., Inc.	657,118
1,100	Apple, Inc.†	383,295
71,100	AT&T, Inc.	2,175,660
9,800	Atmos Energy Corp.	334,180
14,700	Comcast Corp., Class A	363,384
18,600	Consolidated Edison, Inc.	943,392
25,500	Dominion Resources, Inc. of Virginia	1,139,850
18,700	DPL, Inc.	512,567
2,800	DTE Energy Co.	137,088
15,800	E.ON AG, ADR	484,744
4,100	Emerson Electric Co.	239,563
3,400	Entergy Corp.	228,514
5,900	Exelon Corp.	243,316
1,200	First Solar, Inc.†	193,008
53,000	FirstEnergy Corp.	1,965,770
17,600	France Telecom S.A., ADR	396,176
28,900	General Electric Co.	579,445
5,100	Microchip Technology, Inc.	193,851
10,300	NextEra Energy, Inc.	567,736
15,000	NSTAR	694,050
14,000	Pepco Holdings, Inc.	261,100
41,100	Portland General Electric Co.	976,947
15,000	PPL Corp.	379,500
7,000	Public Service Enterprise Group, Inc.	220,570
3,600	Research In Motion, Ltd.†	203,652
2,800	RWE AG, ADR	178,920
9,200	SCANA Corp.	362,204
4,700	Sempra Energy	251,450
4,300	Siemens AG, ADR	590,562
43,800	Southern Co.	1,669,218
64,400	TECO Energy, Inc.	1,208,144
5,300	Texas Instruments, Inc.	183,168
7,800	Total S.A., ADR	475,566
17,700	UGI Corp.	582,330
20,000	Vectren Corp.	544,000
4,600	Veolia Environnement S.A., ADR	143,382
66,300	Verizon Communications, Inc.	2,555,202
2,700	WGL Holdings, Inc.	105,300
46,400	Xcel Energy, Inc.	1,108,496

Total Common Stocks (Cost $22,738,657)		24,659,506
Total Investments 99.6% (Cost $22,738,657)		24,659,506
Other Assets Less Liabilities 0.4%		108,751

Net Assets 100.0%		$24,768,257

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

ADR	American Depositary Receipt

26 Schedule of Investments

ICON Telecommunication & Utilities Fund
Industry Composition
March 31, 2011 (unaudited)

Electric Utilities	32.1%
Multi-Utilities	28.0%
Integrated Telecommunication Services	20.7%
Gas Utilities	5.0%
Industrial Conglomerates	4.7%
Semiconductors	2.3%
Integrated Oil & Gas	1.9%
Computer Hardware	1.6%
Cable & Satellite	1.5%
Electrical Components & Equipment	1.0%
Other Industries (each less than 1%)	0.8%

99.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON Telecommunication & Utilities Fund
Sector Composition
March 31, 2011 (unaudited)

Telecommunication & Utilities	85.8%
Industrials	5.7%
Information Technology	4.7%
Energy	1.9%
Consumer Discretionary	1.5%

99.6%

Percentages are based upon common stocks as a percentage of net assets.

Schedule of Investments 27

Statements of Assets and Liabilities
March 31, 2011 (unaudited)

	ICON	ICON
	Consumer	Consumer	ICON
	Discretionary	Staples	Energy
	Fund	Fund	Fund
Assets
Investments, at cost	$41,181,923	$23,540,171	$651,067,419

Investments, at value†	44,254,098	25,526,265	813,490,469
Receivables:
Fund shares sold	23,317	26,895	6,131,277
Investments sold	967,943	594,074	1,575,690
Interest	-	-	6
Dividends	41,875	85,835	429,706
Expense reimbursements by Adviser	570	1,762	-
Foreign tax reclaims	-	-	3,615
Other assets	14,692	16,165	110,322

Total Assets	45,302,495	26,250,996	821,741,085

Liabilities
Payables:
Due to custodian bank	-	3,249	-
Investments purchased	1,096,524	429,888	113,778
Payable for collateral received on securities loaned	9,813,310	3,667,941	29,258,961
Fund shares redeemed	34,756	29,668	506,650
Advisory fees	28,990	17,998	628,691
Accrued distribution fees	5	26	2,519
Fund accounting fees	2,040	3,255	63,807
Transfer agent fees	14,952	10,306	57,382
Administration fees	1,428	931	31,503
Trustee fees	310	1,034	18,059
Accrued expenses	15,330	54	37,039

Total Liabilities	11,007,645	4,164,350	30,718,389

Net Assets - all share classes	$34,294,850	$22,086,646	$791,022,696

Net Assets - Class S	$34,280,659	$22,029,710	$782,519,222

Net Assets - Class C	$6,799	$42,446	$2,904,640

Net Assets - Class A	$7,392	$14,490	$5,598,834

28 Financial Statements

	ICON	ICON
	Consumer	Consumer	ICON
	Discretionary	Staples	Energy
	Fund	Fund	Fund
Net Assets Consist of
Paid-in capital	$53,651,508	$24,942,657	$645,832,542
Accumulated undistributed net investment income/(loss)	(39,994)	137,485	3,095,752
Accumulated undistributed net realized gain/(loss) from investments and foreign currency transactions	(22,388,839)	(4,979,590)	(20,328,751)
Unrealized appreciation/ (depreciation) on investments and foreign currency transactions	3,072,175	1,986,094	162,423,153

Net Assets	$34,294,850	$22,086,646	$791,022,696

Shares outstanding (unlimited shares authorized, no par value)
Class S	3,718,984	2,489,423	34,553,679
Class C	740	4,818	128,747
Class A	802	1,639	247,249
Net asset value (offering and redemption price per share)
Class S	$9.22	$8.85	$22.65
Class C	$9.21	$8.81	$22.56
Class A	$9.22	$8.84	$22.64
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$9.78	$9.38	$24.02

† Includes securities on loan of	$9,472,012	$3,551,984	$28,793,232

The accompanying notes are an integral part of the financial statements.

Financial Statements 29

Statements of Assets and Liabilities
March 31, 2011 (unaudited) (continued)

	ICON	ICON	ICON
	Financial	Healthcare	Industrials
	Fund	Fund	Fund
Assets
Investments, at cost	$47,760,345	$69,283,314	$73,242,898

Investments, at value†	54,688,112	78,290,979	89,011,477
Receivables:
Fund shares sold	50,437	14,195	81,605
Investments sold	1,093,365	884,993	637,927
Dividends	40,326	109,132	118,807
Expense reimbursements by Adviser	564	3,359	571
Foreign tax reclaims	4,616	2,515	-
Other assets	14,028	21,735	21,370

Total Assets	55,891,448	79,326,908	89,871,757

Liabilities
Payables:
Investments purchased	554,647	-	552,175
Payable for collateral received on securities loaned	-	13,455,620	16,491,427
Fund shares redeemed	73,857	21,861	77,805
Advisory fees	47,388	55,714	60,617
Accrued distribution fees	6	-	11
Fund accounting fees	6,182	10,814	7,116
Transfer agent fees	15,165	37,177	11,628
Administration fees	2,328	2,758	2,986
Trustee fees	2,079	5,686	1,779
Accrued expenses	3,420	27,296	2,062

Total Liabilities	705,072	13,616,926	17,207,606

Net Assets - all share classes	$55,186,376	$65,709,982	$72,664,151

Net Assets - Class S	$55,157,371	$65,709,960	$72,643,782

Net Assets - Class C	$11	$11	$10,330

Net Assets - Class A	$28,994	$11	$10,039

30 Financial Statements

	ICON	ICON	ICON
	Financial	Healthcare	Industrials
	Fund	Fund	Fund
Net Assets Consist of
Paid-in capital	$153,309,705	$68,481,497	$97,311,918
Accumulated undistributed net investment income/(loss)	102,522	283,558	231,092
Accumulated undistributed net realized gain/(loss) from investments and foreign currency transactions	(105,153,637)	(12,062,738)	(40,647,477)
Unrealized appreciation/ (depreciation) on investments and foreign currency transactions	6,927,786	9,007,665	15,768,618

Net Assets	$55,186,376	$65,709,982	$72,664,151

Shares outstanding (unlimited shares authorized, no par value)
Class S	8,856,304	4,535,128	8,135,145
Class C	1.81	0.78	1,163
Class A	4,660	0.78	1,126
Net asset value (offering and redemption price per share)
Class S	$6.23	$14.49	$8.93
Class C	$6.20	$14.43	$8.88
Class A	$6.22	$14.49	$8.91
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$6.60	$15.37	$9.45

† Includes securities on loan of	$-	$13,180,194	$16,179,235

The accompanying notes are an integral part of the financial statements.

Financial Statements 31

Statements of Assets and Liabilities
March 31, 2011 (unaudited) (continued)

	ICON		ICON
	Information	ICON	Telecommunication
	Technology	Materials	& Utilities
	Fund	Fund	Fund
Assets
Investments, at cost	$89,363,172	$79,858,545	$22,738,657

Investments, at value†	106,917,141	102,854,403	24,659,506
Cash	-	89	-
Receivables:
Fund shares sold	66,106	297,942	15,322
Investments sold	-	1,114,027	378,672
Dividends	31,731	132,225	43,331
Expense reimbursements by Adviser	578	249	4,752
Foreign tax reclaims	-	-	8,973
Other assets	24,219	21,981	13,110

Total Assets	107,039,775	104,420,916	25,123,666

Liabilities
Payables:
Due to custodian bank	-	-	120,707
Investments purchased	-	-	152,999
Payable for collateral received on securities loaned	14,741,441	5,907,294	-
Fund shares redeemed	72,104	102,916	45,279
Advisory fees	78,139	81,066	20,567
Accrued distribution fees	2	169	-
Fund accounting fees	9,202	9,513	2,840
Transfer agent fees	18,211	19,423	10,663
Administration fees	3,849	3,999	1,029
Trustee fees	3,677	2,641	602
Accrued expenses	8,770	3,481	723

Total Liabilities	14,935,395	6,130,502	355,409

Net Assets - all share classes	$92,104,380	$98,290,414	$24,768,257

Net Assets - Class S	$92,101,662	$97,614,164	$24,768,235

Net Assets - Class C	$2,706	$120,449	$11

Net Assets - Class A	$12	$555,801	$11

32 Financial Statements

			ICON
	ICON	ICON	Telecommunication
	Information	Materials	& Utilities
	Technology Fund	Fund	Fund
Net Assets Consist of
Paid-in capital	$129,015,041	$100,189,266	$34,006,817
Accumulated undistributed net investment income/(loss)	(195,833)	281,800	281,908
Accumulated undistributed net realized gain/(loss) from investments and foreign currency transactions	(54,268,797)	(25,176,510)	(11,441,317)
Unrealized appreciation/ (depreciation) on investments and foreign currency transactions	17,553,969	22,995,858	1,920,849

Net Assets	$92,104,380	$98,290,414	$24,768,257

Shares outstanding (unlimited shares authorized, no par value)
Class S	9,835,028	8,015,164	3,947,318
Class C	290	9,931	1.68
Class A	1.24	45,700	1.68
Net asset value (offering and redemption price per share)
Class S	$9.36	$12.18	$6.27
Class C	$9.32	$12.13	$6.25
Class A	$9.35	$12.16	$6.27
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$9.92	$12.90	$6.65

† Includes securities on loan of	$14,469,360	$5,737,443	$-

The accompanying notes are an integral part of the financial statements.

Financial Statements 33

Statements of Operations
For the period ended March 31, 2011 (unaudited)

	ICON						ICON		ICON
	Consumer	ICON	ICON	ICON	ICON	ICON	Information	ICON	Telecommunication
	Discretionary	Consumer	Energy	Financial	Healthcare	Industrials	Technology	Materials	& Utilities
	Fund	Staples Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Investment Income
Interest	$59	$52	$973	$20	$24	$161	$85	$177	$4
Dividends	141,685	348,228	5,937,562	504,688	799,347	678,730	354,712	890,554	662,407
Income from securities lending, net	5,728	7,204	59,142	348	24,898	18,166	16,806	16,711	-
Foreign taxes withheld	-	-	(15,722)	(3,057)	(16,996)	(6,775)	-	(4,199)	(2,043)

Total Investment Income	147,472	355,484	5,981,955	501,999	807,273	690,282	371,603	903,243	660,368

Expenses
Advisory fees	108,185	145,956	3,106,703	287,879	349,590	341,197	419,926	468,855	140,681
Distribution fees:
Class C	6	25	3,438	-	-	14	3	169	-
Class A	5	1	1,427	16	-	5	-	260	-
Fund accounting fees	2,159	2,911	62,631	5,757	6,992	6,824	8,398	9,377	2,814
Transfer agent fees	35,080	29,909	195,922	41,266	76,686	43,752	57,676	58,379	30,469
Administration fees	5,351	7,227	155,308	14,262	17,321	16,902	20,799	23,224	6,972
Custody fees	6,312	1,212	10,068	2,457	2,281	1,560	1,609	2,095	928
Registration fees:
Class S	10,634	8,900	24,932	14,105	13,919	12,563	13,790	12,179	11,089
Insurance expense	1,037	2,275	39,967	4,403	8,620	4,594	6,879	6,263	1,827
Trustee fees and expenses	832	1,825	32,074	3,533	6,916	3,687	5,522	5,025	1,467
Audit and Tax Service expense	10,470	10,470	10,470	10,470	10,471	10,470	10,470	10,471	10,471
Interest expense	72	1,094	45	308	854	2,084	48	557	1,348
Other expenses	7,893	7,956	116,846	15,547	33,417	16,104	22,894	24,684	9,405

Total expenses before expense reimbursement	188,036	219,761	3,759,831	400,003	527,067	459,756	568,014	621,538	217,471
Expense reimbursement by Adviser due to expense limitation agreement	(570)	(1,762)	-	(564)	(3,359)	(571)	(578)	(249)	(4,752)

Net Expenses	187,466	217,999	3,759,831	399,439	523,708	459,185	567,436	621,289	212,719

Net Investment Income/(Loss)	(39,994)	137,485	2,222,124	102,560	283,565	231,097	(195,833)	281,954	447,649

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency Transactions
Net realized gain/(loss) from investment transactions	1,391,717	4,746,552	49,970,122	2,019,152	9,675,381	3,963,203	4,478,503	9,344,604	1,487,459
Net realized gain/(loss) from foreign currency transactions	-	-	308	17	-	64	-	2	253
Change in unrealized net appreciation/ (depreciation) on investments and foreign currency translations	1,625,806	(1,745,596)	140,172,360	4,850,156	(873,062)	8,558,211	7,629,574	8,541,056	(349,204)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency Transactions	3,017,523	3,000,956	190,142,790	6,869,325	8,802,319	12,521,478	12,108,077	17,885,662	1,138,508

Net Increase/(Decrease) in Net Assets Resulting From Operations	$2,977,529	$3,138,441	$192,364,914	$6,971,885	$9,085,884	$12,752,575	$11,912,244	$18,167,616	$1,586,157

The accompanying notes are an integral part of the financial statements.

34 Financial Statements

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

Statements of Changes in Net Assets

	ICON Consumer Discretionary Fund		ICON Consumer Staples Fund		ICON Energy Fund		ICON Financial Fund
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2011 (unaudited)	2010	2011 (unaudited)	2010	2011 (unaudited)	2010	2011 (unaudited)	2010

Operations
Net investment income/(loss)	$(39,994)	$(93,189)	$137,485	$315,209	$2,222,124	$7,066,956	$102,560	$224,427
Net realized gain/(loss) on investment transactions and foreign currency transactions	1,391,717	2,071,670	4,746,552	1,411,171	49,970,430	70,562,544	2,019,169	14,551,608
Change in net unrealized appreciation/(depreciation) on investments and foreign currency transactions	1,625,806	(738,123)	(1,745,596)	1,507,065	140,172,360	(83,867,728)	4,850,156	(20,022,696)

Net increase/(decrease) in net assets resulting from operations	2,977,529	1,240,358	3,138,441	3,233,445	192,364,914	(6,238,228)	6,971,885	(5,246,661)

Dividends and Distributions to Shareholders
Net investment income
Class S	-	(376,917)	(315,201)	(383,505)	(6,512,391)	(7,077,474)	(214,079)	(1,136,088)
Class C	-	-	-	-	(2,298)	-	-	-
Class A	-	-	-	-	(2,044)	-	-	-

Net decrease from dividends and distributions	-	(376,917)	(315,201)	(383,505)	(6,516,733)	(7,077,474)	(214,079)	(1,136,088)

Fund Share Transactions
Shares sold
Class S	18,120,029	25,144,641	1,401,960	12,417,351	177,734,422	178,922,949	2,534,432	23,666,480
Class C	6,500	10	42,501	10	2,774,995	10	-	10
Class A	9,357	10	14,132	10	5,409,041	10	29,223	10
Reinvested dividends and distributions
Class S	-	370,245	307,247	379,975	6,151,455	6,772,496	205,345	1,109,429
Class C	-	-	-	-	2,134	-	-	-
Class A	-	-	-	-	1,303	-	-	-
Shares repurchased
Class S	(4,565,818)	(22,833,765)	(13,142,572)	(11,080,889)	(96,979,820)	(222,753,588)	(13,090,701)	(41,710,196)
Class C	-	-	-	-	(41,751)	-	-	-
Class A	(2,422)	-	-	-	(58,666)	-	-	-

Net Increase/(decrease) from fund share transactions	13,567,646	2,681,141	(11,376,732)	1,716,457	94,993,113	(37,058,123)	(10,321,701)	(16,934,267)

Total net increase/(decrease) in net assets	16,545,175	3,544,582	(8,553,492)	4,566,397	280,841,294	(50,373,825)	(3,563,895)	(23,317,016)
Net Assets
Beginning of period	17,749,675	14,205,093	30,640,138	26,073,741	510,181,402	560,555,227	58,750,271	82,067,287

End of period	$34,294,850	$17,749,675	$22,086,646	$30,640,138	$791,022,696	$510,181,402	$55,186,376	$58,750,271

Transactions in Fund Shares
Shares sold
Class S	1,999,389	3,179,590	161,480	1,605,672	8,503,222	10,555,692	418,017	3,866,691
Class C	739	1	4,817	1	130,499	1	-	2
Class A	1,070	1	1,638	1	249,916	1	4,658	2
Reinvested dividends and distributions
Class S	-	52,892	35,644	49,931	315,298	395,124	34,396	197,759
Class C	-	-	-	-	109	-	-	-
Class A	-	-	-	-	66	-	-	-
Shares repurchased
Class S	(521,475)	(3,071,715)	(1,500,053)	(1,426,850)	(4,832,039)	(13,514,630)	(2,182,679)	(7,233,233)
Class C	-	-	-	-	(1,862)	-	-	-
Class A	(269)	-	-	-	(2,734)	-	-	-

Net increase/(decrease)	1,479,454	160,769	(1,296,474)	228,755	4,362,475	(2,563,812)	(1,725,608)	(3,168,779)

Shares outstanding, beginning of period	2,241,072	2,080,303	3,792,354	3,563,599	30,567,200	33,131,012	10,586,574	13,755,353
Shares outstanding, end of period	3,720,526	2,241,072	2,495,880	3,792,354	34,929,675	30,567,200	8,860,966	10,586,574

Accumulated undistributed net investment income/(loss)	$(39,994)	$-	$137,485	$315,201	$3,095,752	$7,390,361	$102,522	$214,041

The accompanying notes are an integral part of the financial statements.

36 Financial Statements

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

Statements of Changes in Net Assets

	ICON Healthcare Fund		ICON Industrials Fund		ICON Information Technology Fund		ICON Materials Fund
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
	2011 (unaudited)	2010	2011 (unaudited)	2010	2011 (unaudited)	2010	2011 (unaudited)	2010

Operations
Net investment income/(loss)	$283,565	$368,451	$231,097	$481,375	$(195,833)	$(558,858)	$281,954	$478,057
Net realized gain/(loss) on investment transactions and foreign currency transactions	9,675,381	11,603,009	3,963,267	5,748,298	4,478,503	15,864,394	9,344,606	9,069,867
Change in net unrealized appreciation/(depreciation) on investments and foreign currency transactions	(873,062)	(5,724,798)	8,558,211	5,287,288	7,629,574	(11,556,229)	8,541,056	1,094,273

Net increase/(decrease) in net assets resulting from operations	9,085,884	6,246,662	12,752,575	11,516,961	11,912,244	3,749,307	18,167,616	10,642,197

Dividends and Distributions to Shareholders
Net investment income
Class S	(368,446)	(1,948,725)	(478,530)	(1,217,973)	-	(631,045)	(477,527)	(1,039,736)
Class C	-	-	-	-	-	-	-	-
Class A	-	-	(24)	-	-	-	(651)	-

Net decrease from dividends and distributions	(368,446)	(1,948,725)	(478,554)	(1,217,973)	-	(631,045)	(478,178)	(1,039,736)

Fund Share Transactions
Shares sold
Class S	2,046,736	60,674,398	21,329,502	20,401,204	17,794,420	11,238,244	17,689,436	34,039,868
Class C	-	10	10,000	10	2,731	10	115,209	10
Class A	-	10	9,425	10	-	10	527,397	10
Reinvested dividends and distributions
Class S	339,364	1,861,774	466,250	1,207,851	-	623,163	429,088	961,442
Class C	-	-	-	-	-	-	-	-
Class A	-	-	24	-	-	-	512	-
Shares repurchased
Class S	(17,947,913)	(104,885,201)	(33,031,898)	(30,836,480)	(14,874,190)	(56,960,109)	(26,016,250)	(51,775,985)
Class C	-	-	-	-	-	-	-	-
Class A	-	-	-	-	-	-	-	-

Net Increase/(decrease) from fund share transactions	(15,561,813)	(42,349,009)	(11,216,697)	(9,227,405)	2,922,961	(45,098,682)	(7,254,608)	(16,774,655)

Total net increase/(decrease) in net assets	(6,844,375)	(38,051,072)	1,057,324	1,071,583	14,835,205	(41,980,420)	10,434,830	(7,172,194)
Net Assets
Beginning of period	72,554,357	110,605,429	71,606,827	70,535,244	77,269,175	119,249,595	87,855,584	95,027,778

End of period	$65,709,982	$72,554,357	$72,664,151	$71,606,827	$92,104,380	$77,269,175	$98,290,414	$87,855,584

Transactions in Fund Shares
Shares sold
Class S	149,512	4,673,714	2,505,056	2,856,226	1,904,178	1,388,002	1,539,477	3,610,598
Class C	-	1	1,162	1	289	1	9,930	1
Class A	-	1	1,122	1	-	1	45,654	1
Reinvested dividends and distributions
Class S	25,045	141,580	56,790	180,008	-	76,839	37,972	103,381
Class C	-	-	-	-	-	-	-	-
Class A	-	-	3	-	-	-	45	-
Shares repurchased
Class S	(1,317,126)	(8,133,721)	(4,007,151)	(4,504,290)	(1,663,220)	(7,172,818)	(2,297,317)	(5,619,157)
Class C	-	-	-	-	-	-	-	-
Class A	-	-	-	-	-	-	-	-

Net increase/(decrease)	(1,142,569)	(3,318,425)	(1,443,018)	(1,468,054)	241,247	(5,707,975)	(664,239)	(1,905,176)

Shares outstanding, beginning of period	5,677,699	8,996,124	9,580,452	11,048,506	9,594,072	15,302,047	8,735,034	10,640,210
Shares outstanding, end of period	4,535,130	5,677,699	8,137,434	9,580,452	9,835,319	9,594,072	8,070,795	8,735,034

Accumulated undistributed net investment income/(loss)	$283,558	$368,439	$231,092	$478,549	$(195,833)	$-	$281,800	$478,024

The accompanying notes are an integral part of the financial statements.

38 Financial Statements

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

Statements of Changes in Net Assets

	ICON Telecommunication & Utilities Fund
	Period Ended	Year Ended
	March 31,	September 30,
	2011 (unaudited)	2010
Operations
Net investment income/(loss)	$447,649	$867,140
Net realized gain/(loss) on investment transactions and foreign currency transactions	1,487,712	(482,505)
Change in net unrealized appreciation/(depreciation) on investments and foreign currency transactions	(349,204)	2,392,792

Net increase/(decrease) in net assets resulting from operations	1,586,157	2,777,427

Dividends and Distributions to Shareholders
Net investment income
Class S	(944,877)	(595,082)
Class C	-	-
Class A	-	-

Net decrease from dividends and distributions	(944,877)	(595,082)

Fund Share Transactions
Shares sold
Class S	3,408,250	18,118,349
Class C	-	10
Class A	-	10
Reinvested dividends and distributions
Class S	911,689	581,406
Class C	-	-
Class A	-	-
Shares repurchased
Class S	(12,228,490)	(11,393,241)
Class C	-	-
Class A	-	-

Net Increase/(decrease) from fund share transactions	(7,908,551)	7,306,534

Total net increase/(decrease) in net assets	(7,267,271)	9,488,879
Net Assets
Beginning of period	32,035,528	22,546,649

End of period	$24,768,257	$32,035,528

Transactions in Fund Shares
Shares sold
Class S	552,106	3,124,533
Class C	-	2
Class A	-	2
Reinvested dividends and distributions
Class S	149,702	98,710
Class C	-	-
Class A	-	-
Shares repurchased
Class S	(1,966,742)	(1,991,136)
Class C	-	-
Class A	-	-

Net increase/(decrease)	(1,264,934)	1,232,111

Shares outstanding, beginning of period	5,212,256	3,980,145
Shares outstanding, end of period	3,947,322	5,212,256

Accumulated undistributed net investment income/(loss)	$281,908	$779,136

The accompanying notes are an integral part of the financial statements.

40 Financial Statements

Financial Highlights

															Ratio of net investment
		Income/(loss) from investment operations			Less dividends and		distributions				Ratio of expenses				income/(loss)
											to average net assets(a)				to average net assets(a)
											Before		After		Before		After
											expense		expense		expense		expense
											limitation/		limitation/		limitation/		limitation/
											recoupment		recoupment		recoupment		recoupment
	Net asset	Net	Net realized		Dividends	Distributions	Total			Net assets,	and transfer		and transfer		and transfer		and transfer
	value,	investment	and unrealized	Total from	from net	from net	dividends	Net asset		end of	agent		agent		agent		agent		Portfolio
	beginning	income/	gains/(losses)	investment	investment	realized	and	value, end	Total	period (in	earnings		earnings		earnings		earnings		turnover
	of period	(loss)(x)	on investments	operations	income	gains	distributions	of period	return*	thousands)	credit		credit		credit		credit		rate(b)

ICON Consumer Discretionary Fund
Class S
Period Ended March 31, 2011†	$7.92	$(0.02)	$1.32	$1.30	$-	$-	$-	$9.22	16.41%	$34,281	1.73%		1.73	%(c)	(0.37)%		(0.37)%		29.30%
Year Ended September 30, 2010	6.83	(0.05)	1.42	1.37	(0.28)	-	(0.28)	7.92	20.61%	17,750	2.02%		2.02%		(0.62)%		(0.62)%		194.84%
Year Ended September 30, 2009	7.19	0.01	(0.37)	(0.36)	-	-	-	6.83	(5.01)%	14,205	1.63%		1.63%		0.14%		0.14%		200.23%
Year Ended September 30, 2008	12.79	- (d)	(2.61)	(2.61)	-	(2.99)	(2.99)	7.19	(24.21)%	72,242	1.38%		1.38%		(0.04)%		(0.04)%		218.32%
Year Ended September 30, 2007	12.11	(0.04)	0.72	0.68	-	-	-	12.79	5.62%	94,477	1.30%		1.30%		(0.31)%		(0.31)%		144.89%
Year Ended September 30, 2006	13.61	(0.06)	0.79	0.73	-	(2.23)	(2.23)	12.11	6.20%	110,792	1.32%		1.32%		(0.46)%		(0.46)%		173.83%
Class C**
Period Ended March 31, 2011†	7.92	0.02	1.27	1.29	-	-	-	9.21	16.29%	7	52.20%		2.74	%(c)	(50.63)%		(1.17)%		29.30%
Class A**
Period Ended March 31, 2011†	7.92	(0.01)	1.31	1.30	-	-	-	9.22	16.41%	7	16.65%		1.93	%(c)	(15.29)%		(0.57)%		29.30%
ICON Consumer Staples Fund
Class S
Period Ended March 31, 2011†	8.08	0.04	0.82	0.86	(0.09)	-	(0.09)	8.85	10.64%	22,030	1.50%		1.49	%(c)	0.93%		0.94%		50.51%
Year Ended September 30, 2010	7.32	0.08	0.76	0.84	(0.08)	-	(0.08)	8.08	11.56%	30,640	1.54%		1.54%		0.98%		0.98%		86.31%
Year Ended September 30, 2009	7.37	0.04	(0.09)	(0.05)	-	- (d)	- (d)	7.32	(0.64)%	26,074	1.58%		1.58%		0.72%		0.72%		134.29%
Year Ended September 30, 2008	10.62	0.03	(1.60)	(1.57)	(0.13)	(1.55)	(1.68)	7.37	(17.40)%	42,139	1.46%		1.46%		0.31%		0.31%		132.40%
Year Ended September 30, 2007	9.21	0.10	1.33	1.43	(0.02)	- (d)	(0.02)	10.62	15.61%	31,571	1.41%		1.41%		1.02%		1.02%		150.72%
Year Ended September 30, 2006	11.96	(0.07)	(0.01)	(0.08)	-	(2.67)	(2.67)	9.21	0.11%	68,136	1.54%		1.54%		(0.70)%		(0.70)%		215.75%
Class C**
Period Ended March 31, 2011†	8.08	0.03	0.79	0.82	(0.09)	-	(0.09)	8.81	10.15%	42	14.08%		2.52	%(c)	(10.81)%		0.75%		50.51%
Class A**
Period Ended March 31, 2011†	8.08	0.05	0.80	0.85	(0.09)	-	(0.09)	8.84	10.52%	14	50.60%		1.76	%(c)	(47.57)%		1.27%		50.51%
ICON Energy Fund
Class S
Period Ended March 31, 2011†	16.69	0.07	6.10	6.17	(0.21)	-	(0.21)	22.65	37.20%	782,519	1.20%		1.20	%(c)	0.71%		0.71%		37.75%
Year Ended September 30, 2010	16.92	0.21	(0.23)	(0.02)	(0.21)	-	(0.21)	16.69	(0.17)%	510,181	1.24%		1.24%		1.26%		1.26%		169.86%
Year Ended September 30, 2009	27.06	0.21	(2.41)	(2.20)	(0.12)	(7.82)	(7.94)	16.92	(1.73)%	560,555	1.24%		1.24%		1.39%		1.39%		186.47%
Year Ended September 30, 2008	41.46	0.20	(4.82)	(4.62)	(0.11)	(9.67)	(9.78)	27.06	(14.62)%	492,637	1.16%		1.16%		0.59%		0.59%		119.87%
Year Ended September 30, 2007	31.88	0.08	12.86	12.94	-	(3.36)	(3.36)	41.46	43.64%	816,075	1.17	%(e)	1.17	%(e)	0.24	%(e)	0.24	%(e)	54.75%
Year Ended September 30, 2006	33.76	(0.06)	(0.89)	(0.95)	(0.08)	(0.85)	(0.93)	31.88	(2.81)%	788,366	1.17%		1.17%		(0.16)%		(0.16)%		22.86%
Class C**
Period Ended March 31, 2011†	16.69	(0.06)	6.14	6.08	(0.21)	-	(0.21)	22.56	36.66%	2,905	2.23%		2.23	%(c)	(0.52)%		(0.52)%		37.75%
Class A**
Period Ended March 31, 2011†	16.69	0.02	6.14	6.16	(0.21)	-	(0.21)	22.64	37.14%	5,599	1.45%		1.45	%(c)	0.21%		0.21%		37.75%
ICON Financial Fund
Class S
Period Ended March 31, 2011†	5.55	0.01	0.69	0.70	(0.02)	-	(0.02)	6.23	12.67%	55,157	1.39%		1.39	%(c)	0.36%		0.36%		33.25%
Year Ended September 30, 2010	5.97	0.02	(0.32)	(0.30)	(0.12)	-	(0.12)	5.55	(5.11)%	58,750	1.43%		1.43%		0.36%		0.36%		143.36%
Year Ended September 30, 2009	8.55	0.09	(2.43)	(2.34)	(0.24)	-	(0.24)	5.97	(26.80)%	82,067	1.42%		1.42%		1.70%		1.70%		194.00%
Year Ended September 30, 2008	14.30	0.21	(4.29)	(4.08)	(0.14)	(1.53)	(1.67)	8.55	(31.93)%	128,175	1.22%		1.22%		1.94%		1.94%		220.83%
Year Ended September 30, 2007	14.47	0.13	0.45	0.58	(0.15)	(0.60)	(0.75)	14.30	3.84%	200,089	1.21%		1.21%		0.86%		0.86%		93.04%
Year Ended September 30, 2006	13.43	0.15	1.84	1.99	(0.09)	(0.86)	(0.95)	14.47	15.53%	368,614	1.20%		1.20%		1.10%		1.10%		153.47%
Class C**
Period Ended March 31, 2011†	5.55	(0.01)	0.68	0.67	(0.02)	-	(0.02)	6.20	12.13%	- (f)	5,341.10%		2.40	%(c)	(5,339.26)%		(0.56)%		33.25%
Class A**
Period Ended March 31, 2011†	5.55	(0.01)	0.70	0.69	(0.02)	-	(0.02)	6.22	12.49%	29	6.25%		1.75	%(c)	(4.86)%		(0.36)%		33.25%

42 Financial Highlights

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

Financial Highlights

															Ratio of net investment
		Income/(loss) from investment operations			Less dividends and		distributions				Ratio of expenses				income/(loss)
											to average net assets(a)				to average net assets(a)
											Before		After		Before		After
											expense		expense		expense		expense
											limitation/		limitation/		limitation/		limitation/
											recoupment		recoupment		recoupment		recoupment
	Net asset	Net	Net realized		Dividends	Distributions	Total			Net assets,	and transfer		and transfer		and transfer		and transfer
	value,	investment	and unrealized	Total from	from net	from net	dividends	Net asset		end of	agent		agent		agent		agent		Portfolio
	beginning	income/	gains/(losses)	investment	investment	realized	and	value, end	Total	period (in	earnings		earnings		earnings		earnings		turnover
	of period	(loss)(x)	on investments	operations	income	gains	distributions	of period	return*	thousands)	credit		credit		credit		credit		rate(b)

ICON Healthcare Fund
Class S
Period Ended March 31, 2011†	$12.78	$0.05	$1.73	$1.78	$(0.07)	$-	$(0.07)	$14.49	13.97%	$65,710	1.51%		1.50	%(c)	0.80%		0.81%		28.89%
Year Ended September 30, 2010	12.29	0.04	0.63	0.67	(0.18)	-	(0.18)	12.78	5.39%	72,554	1.36%		1.36%		0.31%		0.31%		102.42%
Year Ended September 30, 2009	13.49	0.08	(1.28)	(1.20)	-	-	-	12.29	(8.90)%	110,605	1.37%		1.37%		0.74%		0.74%		105.75%
Year Ended September 30, 2008	17.68	(0.02)	(2.65)	(2.67)	-	(1.52)	(1.52)	13.49	(16.43)%	160,083	1.25%		1.25%		(0.12)%		(0.12)%		61.44%
Year Ended September 30, 2007	17.95	-(d )	1.19	1.19	-	(1.46)	(1.46)	17.68	7.17%	473,287	1.20	%(e)	1.20	%(e)	0.01	%(e)	0.01	%(e)	24.56%
Year Ended September 30, 2006	17.94	(0.10)	0.38	0.28	-	(0.27)	(0.27)	17.95	1.56%	646,202	1.19%		1.19%		(0.55)%		(0.55)%		61.37%
Class C**
Period Ended March 31, 2011†	12.78	0.01	1.71	1.72	(0.07)	-	(0.07)	14.43	13.50%	- (f)	5,446.22%		2.44	%(c)	(5,443.78)%		0.00%		28.89%
Class A**
Period Ended March 31, 2011†	12.78	0.06	1.72	1.78	(0.07)	-	(0.07)	14.49	13.97%	- (f)	5,440.37%		1.69	%(c)	(5,437.93)%		0.75%		28.89%
ICON Industrials Fund
Class S
Period Ended March 31, 2011†	7.47	0.03	1.50	1.53	(0.07)	-	(0.07)	8.93	20.54%	72,644	1.35%		1.35	%(c)	0.68%		0.68%		38.57%
Year Ended September 30, 2010	6.38	0.05	1.17	1.22	(0.13)	-	(0.13)	7.47	19.40%	71,607	1.40%		1.40%		0.73%		0.73%		54.34%
Year Ended September 30, 2009	8.16	0.08	(1.82)	(1.74)	(0.04)	-	(0.04)	6.38	(21.25)%	70,535	1.37%		1.37%		1.39%		1.39%		96.24%
Year Ended September 30, 2008	10.77	0.05	(2.32)	(2.27)	(0.01)	(0.33)	(0.34)	8.16	(21.72)%	125,286	1.25%		1.25%		0.55%		0.55%		143.40%
Year Ended September 30, 2007	13.22	0.02	2.63	2.65	- (d)	(5.10)	(5.10)	10.77	28.73%	155,739	1.27	%(e)	1.27	%(e)	0.16	%(e)	0.16	%(e)	125.44%
Year Ended September 30, 2006	12.70	(0.04)	0.97	0.93	-	(0.41)	(0.41)	13.22	7.49%	106,015	1.24%		1.24%		(0.30)%		(0.30)%		89.38%
Class C**
Period Ended March 31, 2011†	7.47	- (d)	1.48	1.48	(0.07)	-	(0.07)	8.88	19.87%	10	22.27%		2.50	%(c)	(19.81)%		(0.04)%		38.57%
Class A**
Period Ended March 31, 2011†	7.47	0.02	1.49	1.51	(0.07)	-	(0.07)	8.91	20.27%	10	16.70%		1.65	%(c)	(14.73)%		0.32%		38.57%
ICON Information Technology Fund
Class S
Period Ended March 31, 2011†	8.05	(0.02)	1.33	1.31	-	-	-	9.36	16.27%	92,102	1.35%		1.35	%(c)	(0.47)%		(0.47)%		25.69%
Year Ended September 30, 2010	7.79	(0.05)	0.35	0.30	(0.04)	-	(0.04)	8.05	3.91%	77,269	1.37%		1.37%		(0.58)%		(0.58)%		68.32%
Year Ended September 30, 2009	7.86	(0.01)	(0.06)	(0.07)	-	-	-	7.79	(0.89)%	119,250	1.38%		1.38%		(0.09)%		(0.09)%		89.87%
Year Ended September 30, 2008	11.02	(0.04)	(3.12)	(3.16)	-	-	-	7.86	(28.68)%	178,450	1.24%		1.24%		(0.41)%		(0.41)%		171.22%
Year Ended September 30, 2007	8.72	(0.05)	2.35	2.30	-	-	-	11.02	26.38%	266,965	1.23%		1.23%		(0.49)%		(0.49)%		78.66%
Year Ended September 30, 2006	8.70	(0.05)	0.07	0.02	-	-	-	8.72	0.23%	241,988	1.25%		1.25%		(0.61)%		(0.61)%		155.39%
Class C**
Period Ended March 31, 2011†	8.05	(0.07)	1.34	1.27	-	-	-	9.32	15.78%	3	102.87%		2.50	%(c)	(101.85)%		(1.48)%		25.69%
Class A**
Period Ended March 31, 2011†	8.05	(0.04)	1.34	1.30	-	-	-	9.35	16.15%	- (f)	5,282.11%		1.64	%(c)	(5,281.20)%		(0.73)%		25.69%
ICON Materials Fund
Class S
Period Ended March 31, 2011†	10.06	0.03	2.15	2.18	(0.06)	-	(0.06)	12.18	21.70%	97,614	1.32%		1.32	%(c)	0.60%		0.60%		45.11%
Year Ended September 30, 2010	8.93	0.05	1.18	1.23	(0.10)	-	(0.10)	10.06	13.92%	87,856	1.38%		1.38%		0.54%		0.54%		70.80%
Year Ended September 30, 2009	9.81	0.11	(0.91)	(0.80)	(0.08)	-	(0.08)	8.93	(7.87)%	95,028	1.40%		1.40%		1.50%		1.50%		134.88%
Year Ended September 30, 2008	15.39	0.08	(3.23)	(3.15)	(0.06)	(2.37)	(2.43)	9.81	(23.79)%	118,522	1.26%		1.26%		0.60%		0.60%		111.26%
Year Ended September 30, 2007	11.67	0.08	5.10	5.18	(0.15)	(1.31)	(1.46)	15.39	48.63%	131,321	1.33%		1.33%		0.59%		0.59%		109.10%
Year Ended September 30, 2006	11.30	0.09	1.09	1.18	(0.02)	(0.79)	(0.81)	11.67	11.17%	135,097	1.30%		1.30%		0.74%		0.74%		176.89%
Class C**
Period Ended March 31, 2011†	10.06	(0.02)	2.15	2.13	(0.06)	-	(0.06)	12.13	21.20%	120	3.91%		2.50	%(c)	(1.88)%		(0.47)%		45.11%
Class A**
Period Ended March 31, 2011†	10.06	0.03	2.13	2.16	(0.06)	-	(0.06)	12.16	21.50%	556	1.71%		1.70	%(c)	0.41%		0.42%		45.11%

44 Financial Highlights

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

Financial Highlights

														Ratio of net investment
		Income/(loss) from investment operations			Less dividends and		distributions				Ratio of expenses			income/(loss)
											to average net assets(a)			to average net assets(a)
											Before	After		Before	After
											expense	expense		expense	expense
											limitation/	limitation/		limitation/	limitation/
											recoupment	recoupment		recoupment	recoupment
	Net asset	Net	Net realized		Dividends	Distributions	Total			Net assets,	and transfer	and transfer		and transfer	and transfer
	value,	investment	and unrealized	Total from	from net	from net	dividends	Net asset		end of	agent	agent		agent	agent	Portfolio
	beginning	income/	gains/(losses)	investment	investment	realized	and	value, end	Total	period (in	earnings	earnings		earnings	earnings	turnover
	of period	(loss)(x)	on investments	operations	income	gains	distributions	of period	return*	thousands)	credit	credit		credit	credit	rate(b)

ICON Telecommunication & Utilities Fund
Class S
Period Ended March 31, 2011†	$6.15	$0.10	$0.23	$0.33	$(0.21)	$-	$(0.21)	$6.27	5.43%	$24,768	1.54%	1.51	%(c)	3.15%	3.18%	31.74%
Year Ended September 30, 2010	5.66	0.19	0.44	0.63	(0.14)	-	(0.14)	6.15	11.16%	32,036	1.67%	1.67%		3.28%	3.28%	84.45%
Year Ended September 30, 2009	6.34	0.14	(0.44)	(0.30)	(0.38)	-	(0.38)	5.66	(4.39)%	22,547	1.70%	1.70%		2.70%	2.70%	90.27%
Year Ended September 30, 2008	9.20	0.14	(2.03)	(1.89)	(0.06)	(0.91)	(0.97)	6.34	(23.01)%	30,335	1.35%	1.35%		1.74%	1.74%	102.65%
Year Ended September 30, 2007	7.66	0.10	2.18	2.28	(0.11)	(0.63)	(0.74)	9.20	31.60%	109,509	1.33%	1.33%		1.20%	1.20%	154.99%
Year Ended September 30, 2006	8.28	0.13	0.37	0.50	(0.18)	(0.94)	(1.12)	7.66	7.56%	119,762	1.38%	1.38%		1.71%	1.71%	209.50%
Class C**
Period Ended March 31, 2011†	6.15	0.07	0.24	0.31	(0.21)	-	(0.21)	6.25	5.21%	- (f)	5,699.91%	2.35	%(c)	(5,695.21)%	2.35%	31.74%
Class A**
Period Ended March 31, 2011†	6.15	0.10	0.23	0.33	(0.21)	-	(0.21)	6.27	5.54%	- (f)	5,728.65%	1.56	%(c)	(5,723.96)%	3.12%	31.74%

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.
**	Class C and Class A commenced operations on September 30, 2010.
†	Unaudited.
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.
(c)	Effective January 1, 2011, the Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including interest expense.
(d)	Amount less than $0.005.
(e)	Ratios include transfer agent earnings credits received. These earnings credits reduced the net expense ratio and increased the net income ratio by 0.01%.
(f)	Amount less than $500.

The accompanying notes are an integral part of the financial statements.

46 Financial Highlights

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

Notes to Financial Statements
 March 31, 2011 (unaudited)

1. Organization

The ICON Consumer Discretionary Fund, ICON Consumer Staples Fund (formerly, ICON Leisure and Consumer Staples Fund), ICON Energy Fund, ICON Financial Fund, ICON Healthcare Fund, ICON Industrials Fund, ICON Information Technology Fund, ICON Materials Fund, and ICON Telecommunication & Utilities Fund are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. As of March 31, 2011, each Fund has three classes of shares: Class S, Class C and Class A. Class A and Class C shares commenced operations on September 30, 2010. All classes have equal rights as to earnings, assets, and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently eight other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds invest primarily in securities of companies whose principal business activities fall within specific sectors and industries. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a non-diversified sector fund may involve greater risk and volatility than a more diversified fund. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers

48 Notes to Financial Statements

and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity and small market share.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Notes to Financial Statements 49

Notes to Financial Statements (unaudited) (continued)

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Investments in other open-end investment companies are valued at net asset value.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own

50 Notes to Financial Statements

assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2011:

	Level 1	Level 2	Total

ICON Consumer Discretionary Fund
Assets
Common Stocks	$33,943,716	$-	$33,943,716
Collateral for Securities on Loan	-	9,813,310	9,813,310
Short-Term Investments	-	497,072	497,072

Total	$33,943,716	$10,310,382	$44,254,098

ICON Consumer Staples Fund
Assets
Common Stocks	$21,858,324	$-	$21,858,324
Collateral for Securities on Loan	-	3,667,941	3,667,941

Total	$21,858,324	$3,667,941	$25,526,265

ICON Energy Fund
Assets
Common Stocks	$760,364,193	$-	$760,364,193
Put Options Purchased	987,500	-	987,500
Collateral for Securities on Loan	-	29,258,961	29,258,961
Short-Term Investments	-	22,879,815	22,879,815

Total	$761,351,693	$52,138,776	$813,490,469

ICON Financial Fund
Assets
Common Stocks	$53,523,925	$-	$53,523,925
Short-Term Investments	-	1,164,187	1,164,187

Total	$53,523,925	$1,164,187	$54,688,112

ICON Healthcare Fund
Assets
Common Stocks	$64,424,607	$-	$64,424,607
Collateral for Securities on Loan	-	13,455,620	13,455,620
Short-Term Investments	-	410,752	410,752

Total	$64,424,607	$13,866,372	$78,290,979

Notes to Financial Statements 51

Notes to Financial Statements (unaudited) (continued)

	Level 1	Level 2	Total

ICON Industrials Fund
Assets
Common Stocks	$72,278,779	$-	$72,278,779
Collateral for Securities on Loan	-	16,491,427	16,491,427
Short-Term Investments	-	241,271	241,271

Total	$72,278,779	$16,732,698	$89,011,477

ICON Information Technology Fund
Assets
Common Stocks	$92,077,570	$-	$92,077,570
Collateral for Securities on Loan	-	14,741,441	14,741,441
Short-Term Investments	-	98,130	98,130

Total	$92,077,570	$14,839,571	$106,917,141

ICON Materials Fund
Assets
Common Stocks	$96,908,910	$-	$96,908,910
Collateral for Securities on Loan	-	5,907,294	5,907,294
Short-Term Investments	-	38,199	38,199

Total	$96,908,910	$5,945,493	$102,854,403

ICON Telecommunication & Utilities Fund
Assets
Common Stocks	$24,659,506	$-	$24,659,506

Total	$24,659,506	$-	$24,659,506

There were no Level 3 securities held in any of the Funds at March 31, 2011.

For the period ended March 31, 2011, there was no significant security transfer activity between Level 1 and Level 2.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations

52 Notes to Financial Statements

arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the period ended March 31, 2011 was limited to purchased put options.

Each Fund may purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions and to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains, lack of liquidity for the option and lack of liquidity for the security or securities index.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is

Notes to Financial Statements 53

Notes to Financial Statements (unaudited) (continued)

subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or a call option on a security index, a gain or loss is realized as determined by the premium originally paid or received, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of March 31, 2011, the Energy Fund engaged in purchased put option transactions. All open option contracts are included on each Fund’s Schedule of Investments.

The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

Fair Values of Derivative Instruments as of March 31, 2011

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and		Assets and
Derivatives not accounted for as	Liabilities	Fair	Liabilities	Fair
hedging instruments	Location	Value	Location	Value

Purchased option contracts
Equity risk
ICON Energy Fund	Investments, at value	$987,500	Investments, at value	$-

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

	Location of Gain/(Loss)
Derivatives not accounted for as	on Derivatives
hedging instruments	Recognized in Operations	Amount

Purchased option contracts
Equity risk
ICON Energy Fund	Net realized gain/(loss) from investment transactions	$(3,771,724)

54 Notes to Financial Statements

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Operations

	Location of Gain/(Loss)
Derivatives not accounted for as	on Derivatives
hedging instruments	Recognized in Operations	Amount

Purchased option contracts
Equity risk
ICON Energy Fund	Change in unrealized net appreciation/(depreciation) on investments	$(1,645,426)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ended March 31, 2011.

The Funds value derivatives at fair value, as described below, and recognize changes in fair value currently in the results of operations. Accordingly, the Funds do not follow hedge accounting, even for derivatives employed as economic hedges.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. The cash collateral is invested in the State Street Navigator Prime Portfolio and is disclosed on the Schedule of Investments. The lending fees received and the Funds’ portion of the interest income earned on cash collateral are included on the Statement of Operations, if applicable.

Notes to Financial Statements 55

Notes to Financial Statements (unaudited) (continued)

As of March 31, 2011, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Consumer Discretionary Fund	$9,472,012	$9,813,310
ICON Consumer Staples Fund	3,551,984	3,667,941
ICON Energy Fund	28,793,232	29,258,961
ICON Healthcare Fund	13,180,194	13,455,620
ICON Industrials Fund	16,179,235	16,491,427
ICON Information Technology Fund	14,469,360	14,741,441
ICON Materials Fund	5,737,443	5,907,294

The value of the collateral above could include collateral held for securities that were sold on or before March 31, 2011. It may also include collateral received from the prefunding of loans.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

56 Notes to Financial Statements

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four periods, and interim tax periods within, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Notes to Financial Statements 57

Notes to Financial Statements (unaudited) (continued)

Below are the class level expenses that are included on the Statement of Operations:

		Printing	Transfer
	Legal	And Postage	Agent
Fund	Expense	Expense	Expense

ICON Consumer Discretionary Fund
Class S	$672	$4,362	$34,500
Class C	-	-	290
Class A	-	1	290
ICON Consumer Staples Fund
Class S	1,465	3,179	29,329
Class C	-	1	290
Class A	-	-	290
ICON Energy Fund
Class S	25,779	47,241	195,328
Class C	26	48	292
Class A	43	80	302
ICON Financial Fund
Class S	2,848	6,181	40,686
Class C	-	-	290
Class A	1	1	290
ICON Healthcare Fund
Class S	5,571	17,441	76,106
Class C	-	-	290
Class A	-	-	290
ICON Industrials Fund
Class S	2,972	6,451	43,172
Class C	-	-	290
Class A	-	-	290
ICON Information Technology Fund
Class S	4,450	9,662	57,096
Class C	-	-	290
Class A	-	-	290
ICON Materials Fund
Class S	4,038	12,430	57,799
Class C	2	5	290
Class A	9	28	290
ICON Telecommunication & Utilities Fund
Class S	1,178	4,974	29,885
Class C	-	-	291
Class A	-	-	293

58 Notes to Financial Statements

3. Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. Each Fund is obligated to pay ICON Advisers management fees computed daily at an annual rate of 1.00% on the first $500 million of average daily net assets, 0.95% on the next $250 million, 0.925% on the next $750 million, 0.90% on the next $3.5 billion, and 0.875% on average daily net assets over $5 billion.

Effective January 1, 2011, ICON Advisers has contractually agreed to limit its investment advisory fee and/or reimburse certain of the Funds’ operating expenses (exclusive of brokerage, interest, taxes, dividends on short sales and extraordinary expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A

ICON Consumer Discretionary Fund	1.74%	2.74%	1.99%
ICON Consumer Staples Fund	1.50%	2.50%	1.75%
ICON Energy Fund	1.50%	2.50%	1.75%
ICON Financial Fund	1.50%	2.50%	1.75%
ICON Healthcare Fund	1.50%	2.50%	1.75%
ICON Industrials Fund	1.50%	2.50%	1.75%
ICON Information Technology Fund	1.50%	2.50%	1.75%
ICON Materials Fund	1.50%	2.50%	1.75%
ICON Telecommunication & Utilities Fund	1.50%	2.50%	1.75%

The Funds’ expense limitation will continue in effect until at least January 31, 2021. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

Notes to Financial Statements 59

Notes to Financial Statements (unaudited) (continued)

As of March 31, 2011 the following amounts were still available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2014

ICON Consumer Discretionary Fund	$570
ICON Consumer Staples Fund	1,762
ICON Energy Fund	-
ICON Financial Fund	564
ICON Healthcare Fund	3,359
ICON Industrials Fund	571
ICON Information Technology Fund	578
ICON Materials Fund	249
ICON Telecommunication & Utilities Fund	4,752

Accounting, Custody and Transfer Agent Fees

State Street Bank and Trust Company (“State Street”) serves as the fund accounting agent for the funds. For its services, the Trust pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction and cusip charges. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Funds’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2011, the Funds’ payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any

60 Notes to Financial Statements

loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement with State Street to which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily assets of the Trust.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares. Under the 12b-1 Plan, Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The Class C shareholders pay an annual distribution and service fee of 1.00% of average daily net assets. The total amount paid under the 12b-1 plans, if any, by the Funds is shown on the Statement of Operations.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 100% by the Funds.

Some of the distribution amounts received by IDI, discussed in the Distribution Fees section above, will be used to offset various shareholder servicing costs incurred by ICON Advisers. For the period ended March 31, 2011, this amount was $7,992.

4. Borrowings

The Trust has entered into Lines of Credit agreements with State Street to provide temporary funding for redemption requests. The maximum borrowing is limited to $150 million. Interest on domestic borrowings is charged at the higher of the Federal Funds Rate effective on that day and

Notes to Financial Statements 61

Notes to Financial Statements (unaudited) (continued)

the Overnight LIBOR Rate effective on that day plus 1.25%. The average interest rate charged for the period ended March 31, 2011 was 1.48%.

Average Borrowing
Fund	(10/1/10-3/31/11)

ICON Consumer Discretionary Fund	$9,564
ICON Consumer Staples Fund*	146,794
ICON Energy Fund	6,019
ICON Financial Fund	41,172
ICON Healthcare Fund	107,715
ICON Industrials Fund	274,136
ICON Information Technology Fund	6,575
ICON Materials Fund	74,672
ICON Telecommunication & Utilities Fund*	176,962

*	Fund had outstanding borrowings under these agreements as of March 31, 2011.

5. Purchases and Sales of Investment Securities

For the period ended March 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) was as follows:

		Proceeds
	Purchases of	from Sales
Fund	Securities	of Securities

ICON Consumer Discretionary Fund	$19,689,675	$6,511,795
ICON Consumer Staples Fund	13,879,526	25,436,248
ICON Energy Fund	289,181,547	232,114,325
ICON Financial Fund	18,724,444	30,216,665
ICON Healthcare Fund	19,824,678	36,344,196
ICON Industrials Fund	25,140,201	36,227,482
ICON Information Technology Fund	25,517,911	21,308,397
ICON Materials Fund	40,726,313	49,018,726
ICON Telecommunication & Utilities Fund	8,879,137	17,052,698

6. Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryforwards.

62 Notes to Financial Statements

The tax components of capital shown in the following tables represent losses or deductions the Funds may be able to offset against income and gains recognized in future years and post October loss deferrals. The accumulated losses noted represent net capital loss carryforwards as of September 30, 2010 that may be available to offset future realized capital gains and thereby reduce future taxable income distributions.

For the year ended September 30, 2010 the following Funds had capital loss carryforwards:

Fund	Amounts	Expires

ICON Consumer Discretionary Fund	$15,163,406	2017
	8,355,189	2018
ICON Consumer Staples Fund	7,763,380	2017
	1,888,341	2018
ICON Energy Fund	63,688,945	2017
	4,133,614	2018
ICON Financial Fund	1,846,560	2016
	61,494,166	2017
	43,718,160	2018
ICON Healthcare Fund	2,434,522	2017
	19,106,236	2018
ICON Industrials Fund	694,762	2016
	15,694,559	2017
	28,045,106	2018
ICON Information Technology Fund	29,035,041	2011
	21,080	2016
	22,796,772	2017
	6,573,259	2018
ICON Materials Fund	26,752,256	2017
	7,349,690	2018
ICON Telecommunication & Utilities Fund	8,194,590	2017
	3,844,832	2018

Future capital loss carryover utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2010 the Funds did not utilize any available capital loss carryforwards.

For the year ended September 30, 2010, the Funds will elect to defer post October losses of:

Post October
Fund	Losses

ICON Telecommunication & Utilities Fund	$779,179

Notes to Financial Statements 63

Notes to Financial Statements (unaudited) (continued)

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2010, were as follows:

	Distributions	Total
	Paid from	Distributions
Fund	Ordinary Income	Paid

ICON Consumer Discretionary Fund	$376,917	$376,917
ICON Consumer Staples Fund	383,505	383,505
ICON Energy Fund	7,077,474	7,077,474
ICON Financial Fund	1,136,088	1,136,088
ICON Healthcare Fund	1,948,725	1,948,725
ICON Industrials Fund	1,217,973	1,217,973
ICON Information Technology Fund	631,045	631,045
ICON Materials Fund	1,039,736	1,039,736
ICON Telecommunication & Utilities Fund	595,082	595,082

As of September 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

			Accumulated		Total
	Undistributed		Capital	Unrealized	Accumulated
	Ordinary	Accumulated	and Other	Appreciation/	Earnings/
Fund	Income	Earnings	Losses	(Depreciation)*	(Deficit)

ICON Consumer Discretionary Fund	$-	$-	$(23,518,595)	$1,184,408	$(22,334,187)
ICON Consumer Staples Fund	315,201	315,201	(9,652,171)	3,657,719	(5,679,251)
ICON Energy Fund	6,516,706	6,516,706	(67,822,559)	20,647,826	(40,658,027)
ICON Financial Fund	214,041	214,041	(107,058,886)	1,963,710	(104,881,135)
ICON Healthcare Fund	368,439	368,439	(21,540,758)	9,683,367	(11,488,952)
ICON Industrials Fund	478,549	478,549	(44,434,427)	7,034,090	(36,921,788)
ICON Information Technology Fund	-	-	(58,426,152)	9,603,247	(48,822,905)
ICON Materials Fund	478,024	478,024	(34,101,946)	14,035,632	(19,588,290)
ICON Telecommunication & Utilities Fund	779,136	779,136	(12,818,601)	2,159,625	(9,879,840)

*	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

64 Notes to Financial Statements

As of March 31, 2011, cost for federal income tax purposes and net unrealized appreciation/(depreciation) were as follows:

				Net
		Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

ICON Consumer Discretionary Fund	$41,181,923	$3,391,543	$(319,368)	$3,072,175
ICON Consumer Staples Fund	23,540,171	2,192,578	(206,484)	1,986,094
ICON Energy Fund	651,067,419	166,521,571	(4,098,521)	162,423,050
ICON Financial Fund	47,760,345	7,514,882	(587,115)	6,927,767
ICON Healthcare Fund	69,283,314	10,213,146	(1,205,481)	9,007,665
ICON Industrials Fund	73,242,898	15,935,947	(167,368)	15,768,579
ICON Information Technology Fund	89,363,172	20,316,169	(2,762,200)	17,553,969
ICON Materials Fund	79,858,545	23,033,958	(38,100)	22,995,858
ICON Telecommunication & Utilities Fund	22,738,657	2,323,951	(403,102)	1,920,849

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Funds. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for each fund’s fiscal year ending 2012.

7. Subsequent Events

Management has evaluated the possibility of subsequent events and determined that there are no material events that would require disclosure in the Funds’ financial statements.

Notes to Financial Statements 65

Six Month Hypothetical Expense Example
March 31, 2011 (unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/1/10 - 3/31/11).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your

66 Expense Example

ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period	Expense Ratio
	10/1/10	3/31/11	10/1/10-3/31/11*	10/1/10-3/31/11

Actual Expenses
ICON Consumer Discretionary Fund
Class S	$1,000.00	$1,164.10	$9.35	1.73%
Class C	1,000.00	1,162.90	14.76	2.74%
Class A	1,000.00	1,164.10	10.42	1.93%
ICON Consumer Staples Fund (formerly, ICON Leisure and Consumer Staples Fund)
Class S	1,000.00	1,106.40	7.84	1.49%
Class C	1,000.00	1,101.50	13.18	2.52%
Class A	1,000.00	1,105.20	9.26	1.76%
ICON Energy Fund
Class S	1,000.00	1,372.00	7.07	1.20%
Class C	1,000.00	1,366.60	13.15	2.23%
Class A	1,000.00	1,371.40	8.58	1.45%
ICON Financial Fund
Class S	1,000.00	1,126.70	7.36	1.39%
Class C	1,000.00	1,121.30	12.67	2.40%
Class A	1,000.00	1,124.90	9.27	1.75%
ICON Healthcare Fund
Class S	1,000.00	1,139.70	7.99	1.50%
Class C	1,000.00	1,135.00	13.01	2.44%
Class A	1,000.00	1,139.70	9.02	1.69%
ICON Industrials Fund
Class S	1,000.00	1,205.40	7.40	1.35%
Class C	1,000.00	1,198.70	13.71	2.50%
Class A	1,000.00	1,202.70	9.05	1.65%
ICON Information Technology Fund
Class S	1,000.00	1,162.70	7.29	1.35%
Class C	1,000.00	1,157.80	13.43	2.50%
Class A	1,000.00	1,161.50	8.84	1.64%
ICON Materials Fund
Class S	1,000.00	1,217.00	7.32	1.32%
Class C	1,000.00	1,212.00	13.77	2.50%
Class A	1,000.00	1,215.00	9.37	1.70%

Expense Example 67

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period	Expense Ratio
	10/1/10	3/31/11	10/1/10-3/31/11*	10/1/10-3/31/11

ICON Telecommunication & Utilities Fund
Class S	$1,000.00	$1,054.30	$7.74	1.51%
Class C	1,000.00	1,052.10	12.01	2.35%
Class A	1,000.00	1,055.40	8.01	1.56%
Hypothetical (assuming a 5% return before expenses)
ICON Consumer Discretionary Fund
Class S	1,000.00	1,016.29	8.71
Class C	1,000.00	1,011.28	13.73
Class A	1,000.00	1,015.30	9.71
ICON Consumer Staples Fund (formerly, ICON Leisure and Consumer Staples Fund)
Class S	1,000.00	1,017.48	7.51
Class C	1,000.00	1,012.39	12.62
Class A	1,000.00	1,016.13	8.87
ICON Energy Fund
Class S	1,000.00	1,018.97	6.02
Class C	1,000.00	1,013.82	11.19
Class A	1,000.00	1,017.70	7.30
ICON Financial Fund
Class S	1,000.00	1,018.01	6.98
Class C	1,000.00	1,012.98	12.03
Class A	1,000.00	1,016.20	8.80
ICON Healthcare Fund
Class S	1,000.00	1,017.46	7.54
Class C	1,000.00	1,012.75	12.26
Class A	1,000.00	1,016.50	8.50
ICON Industrials Fund
Class S	1,000.00	1,018.22	6.77
Class C	1,000.00	1,012.46	12.54
Class A	1,000.00	1,016.71	8.29
ICON Information Technology Fund
Class S	1,000.00	1,018.19	6.80
Class C	1,000.00	1,012.49	12.52
Class A	1,000.00	1,016.75	8.25
ICON Materials Fund
Class S	1,000.00	1,018.33	6.66
Class C	1,000.00	1,012.48	12.53
Class A	1,000.00	1,016.47	8.53

68 Expense Example

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period	Expense Ratio
	10/1/10	3/31/11	10/1/10-3/31/11*	10/1/10-3/31/11

ICON Telecommunication & Utilities Fund
Class S	$1,000.00	$1,017.39	$7.61
Class C	1,000.00	1,013.22	11.78
Class A	1,000.00	1,017.14	7.86

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

Expense Example 69

Other Information (unaudited)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

70 Other Information

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

Item 2. Code of Ethics.
     Not applicable — only for annual reports.
Item 3. Audit Committee Financial Expert.
     Not applicable — only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable — only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a) The schedule of investments in securities of unaffiliated issuers is included in Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable — only for annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)
Date June 3, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)
Date June 3, 2011

By (Signature and Title)*	/s/ Erik L. Jonson

Erik L. Jonson, Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer and Principal Accounting Officer)
Date June 3, 2011

*	Print the name and title of each signing officer under his or her signature.